UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

1295 State Street,

Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street,

Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	709,903	$7,368,792
MML Concentrated Growth Fund, Class I (a)	276,129	1,764,465
MML Equity Fund, Initial Class (a)	260,815	4,354,422
MML Equity Income Fund, Initial Class (a)	764,138	6,273,575
MML Foreign Fund, Initial Class (a)	316,036	2,430,314
MML Fundamental Value Fund, Class II (a)	577,198	5,535,331
MML Global Fund, Class I (a)	331,627	2,457,357
MML High Yield Fund, Class II (a)	54,149	527,411
MML Income & Growth Fund, Initial Class (a)	25,276	193,612
MML Inflation-Protected and Income Fund, Initial Class (a)	105,798	1,211,388
MML Large Cap Growth Fund, Initial Class (a)	383,250	3,556,563
MML Managed Bond Fund, Initial Class (a)	120,363	1,575,925
MML Mid Cap Growth Fund, Initial Class (a) (b)	414,757	4,520,846
MML Mid Cap Value Fund, Initial Class (a)	428,613	3,896,094
MML PIMCO Total Return Fund, Class II (a)	147,790	1,474,939
MML Short-Duration Bond Fund, Class II (a)	101,868	1,045,165
MML Small Cap Growth Equity Fund, Initial Class (a)	179,314	2,549,680
MML Small Company Value Fund, Class II (a)	215,966	3,101,271
MML Small/Mid Cap Equity Fund, Initial Class (a)	68,376	536,024
MML Strategic Emerging Markets Fund, Class II (a)	2,983	28,701
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	57,230	2,070,579
Oppenheimer Global Securities Fund, Non-Service Shares (a)	71,252	1,835,448
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	132,039	697,165
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,559,571	4,197,697

		63,202,764

TOTAL MUTUAL FUNDS (Cost $60,945,459)		63,202,764

Value
TOTAL LONG-TERM INVESTMENTS (Cost $60,945,459)	$63,202,764

TOTAL INVESTMENTS — 100.1% (Cost $60,945,459) (c)	63,202,764

Other Assets/(Liabilities) — (0.1)%	(52,589)

NET ASSETS — 100.0%	$63,150,175

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	9,723,764	$80,415,532
American Funds Bond Fund, Class 1	10,431,018	116,514,468
American Funds Growth-Income Fund, Class 1	3,130,711	95,862,361
American Funds International Fund, Class 1	2,018,200	29,687,728

		322,480,089

TOTAL MUTUAL FUNDS (Cost $294,464,851)		322,480,089

TOTAL LONG-TERM INVESTMENTS (Cost $294,464,851)		322,480,089

TOTAL INVESTMENTS — 100.1% (Cost $294,464,851) (a)		322,480,089

Other Assets/(Liabilities) — (0.1)%		(441,950)

NET ASSETS — 100.0%		$322,038,139

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
American Funds Growth Fund, Class 1	879,425	$42,449,868

TOTAL MUTUAL FUNDS (Cost $39,086,478)		42,449,868

TOTAL LONG-TERM INVESTMENTS (Cost $39,086,478)		42,449,868

TOTAL INVESTMENTS — 100.2% (Cost $39,086,478) (a)		42,449,868

Other Assets/(Liabilities) — (0.2)%		(68,438)

NET ASSETS — 100.0%		$42,381,430

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
American Funds International Fund, Class 1	1,978,913	$29,109,809

TOTAL MUTUAL FUNDS (Cost $29,615,649)		29,109,809

TOTAL LONG-TERM INVESTMENTS (Cost $29,615,649)		29,109,809

TOTAL INVESTMENTS — 100.2% (Cost $29,615,649) (a)		29,109,809

Other Assets/(Liabilities) — (0.2)%		(53,192)

NET ASSETS — 100.0%		$29,056,617

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 58.0%

COMMON STOCK — 58.0%
Aerospace & Defense — 0.9%
The Boeing Co.	7,500	$453,825
United Technologies Corp.	9,700	682,492

		1,136,317

Agriculture — 1.3%
Philip Morris International, Inc.	24,100	1,503,358

Apparel — 0.2%
Nike, Inc. Class B	3,300	282,183

Banks — 0.4%
BB&T Corp.	20,600	439,398

Beverages — 0.7%
PepsiCo, Inc.	12,800	792,320

Biotechnology — 0.7%
Seattle Genetics, Inc. (a)	41,600	792,896

Chemicals — 1.2%
Air Products & Chemicals, Inc.	7,900	603,323
FMC Corp.	1,500	103,740
Monsanto Co.	12,600	756,504

		1,463,567

Commercial Services — 1.9%
Iron Mountain, Inc.	18,000	569,160
MasterCard, Inc. Class A	1,100	348,876
Visa, Inc. Class A	15,300	1,311,516

		2,229,552

Computers — 2.0%
Accenture PLC Class A	7,800	410,904
Apple, Inc. (a)	2,200	838,596
Hewlett-Packard Co.	7,900	177,355
International Business Machines Corp.	4,900	857,647
Jack Henry & Associates, Inc.	3,900	113,022

		2,397,524

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	56,000	1,097,600

Diversified Financial — 2.6%
The Charles Schwab Corp.	121,000	1,363,670
The Goldman Sachs Group, Inc.	12,400	1,172,420
JP Morgan Chase & Co.	13,000	391,560
NYSE Euronext	5,400	125,496

		3,053,146

Electric — 0.4%
Edison International	4,900	187,425
PG&E Corp.	7,600	321,556

		508,981

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	9,500	392,445

	Number of Shares	Value
Electronics — 1.0%
Flextronics International Ltd. (a)	80,300	$452,089
Jabil Circuit, Inc.	12,600	224,154
Mettler-Toledo International, Inc. (a)	1,300	181,948
TE Connectivity Ltd.	14,100	396,774

		1,254,965

Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc. (a)	12,500	403,625

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	12,800	232,704

Environmental Controls — 0.7%
Republic Services, Inc.	28,600	802,516

Foods — 0.3%
Kraft Foods, Inc. Class A	11,244	377,574

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	2,800	137,480

Health Care – Products — 0.4%
Boston Scientific Corp. (a)	77,700	459,207

Health Care – Services — 1.2%
AMERIGROUP Corp. (a)	18,800	733,388
Centene Corp. (a)	6,300	180,621
Universal Health Services, Inc. Class B	15,900	540,600

		1,454,609

Home Builders — 0.2%
NVR, Inc. (a)	400	241,592

Insurance — 3.0%
ACE Ltd.	13,100	793,860
The Allstate Corp.	55,800	1,321,902
Aon Corp.	11,100	465,978
Berkshire Hathaway, Inc. Class B (a)	4,300	305,472
Marsh & McLennan Cos., Inc.	7,500	199,050
The Progressive Corp.	25,600	454,656

		3,540,918

Internet — 1.7%
Google, Inc. Class A (a)	4,040	2,078,095

Iron & Steel — 1.4%
Allegheny Technologies, Inc.	24,000	887,760
Cliffs Natural Resources, Inc.	9,900	506,583
Nucor Corp.	10,000	316,400

		1,710,743

Leisure Time — 0.6%
Carnival Corp.	22,900	693,870

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	4,800	354,432

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.2%
Danaher Corp.	16,600	$696,204
General Electric Co.	26,200	399,288
Illinois Tool Works, Inc.	6,900	287,040

		1,382,532

Media — 4.0%
CBS Corp. Class B	36,100	735,718
Comcast Corp. Class A	83,700	1,749,330
Gannett Co., Inc.	74,500	709,985
Nielsen Holdings NV (a)	3,300	86,064
Scripps Networks Interactive Class A	9,600	356,832
Time Warner Cable, Inc.	16,700	1,046,589
Viacom, Inc. Class B	2,200	85,228

		4,769,746

Mining — 1.0%
Barrick Gold Corp.	19,400	905,010
Freeport-McMoRan Copper & Gold, Inc.	5,600	170,520
Vulcan Materials Co.	3,700	101,972

		1,177,502

Oil & Gas — 4.9%
Anadarko Petroleum Corp.	19,400	1,223,170
Cenovus Energy, Inc.	32,000	982,720
Chevron Corp.	8,100	749,412
Cobalt International Energy, Inc. (a)	19,500	150,345
Encana Corp.	19,300	370,753
Noble Energy, Inc.	15,700	1,111,560
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	16,200	996,624
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	285,430

		5,870,014

Oil & Gas Services — 3.6%
Baker Hughes, Inc.	9,300	429,288
Dril-Quip, Inc. (a)	4,800	258,768
Halliburton Co.	43,300	1,321,516
Schlumberger Ltd.	22,300	1,331,979
Transocean Ltd.	2,000	95,480
Weatherford International Ltd. (a)	74,500	909,645

		4,346,676

Pharmaceuticals — 3.2%
Allergan, Inc.	11,500	947,370
Bristol-Myers Squibb Co.	8,300	260,454
Pharmasset, Inc. (a)	15,300	1,260,261
Shire PLC Sponsored ADR (United Kingdom)	14,400	1,352,592

		3,820,677

Pipelines — 0.6%
TransCanada Corp.	18,500	749,065

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.3%
Ventas, Inc.	6,200	$306,280

Retail — 4.4%
Aeropostale, Inc. (a)	14,000	151,340
Coach, Inc.	8,700	450,921
Costco Wholesale Corp.	1,700	139,604
The Home Depot, Inc.	23,000	756,010
Lowe’s Cos., Inc.	15,000	290,100
Signet Jewelers Ltd. (a)	3,100	104,780
Target Corp.	36,600	1,794,864
Tiffany & Co.	14,200	863,644
Urban Outfitters, Inc. (a)	32,800	732,096

		5,283,359

Semiconductors — 3.0%
Broadcom Corp. Class A (a)	44,600	1,484,734
Freescale Semiconductor Holdings I Ltd. (a)	16,900	186,407
KLA-Tencor Corp.	15,000	574,200
Maxim Integrated Products, Inc.	40,700	949,531
Microchip Technology, Inc.	10,700	332,877

		3,527,749

Software — 2.6%
Cerner Corp. (a)	18,800	1,288,176
Microsoft Corp.	24,300	604,827
Oracle Corp.	43,700	1,255,938

		3,148,941

Telecommunications — 3.0%
American Tower Corp. Class A (a)	28,200	1,517,160
CenturyLink, Inc.	15,100	500,112
Juniper Networks, Inc. (a)	37,200	642,072
Qualcomm, Inc.	18,100	880,203

		3,539,547

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd. Sponsored ADR (Japan)	22,800	413,820

Transportation — 1.0%
FedEx Corp.	4,000	270,720
Norfolk Southern Corp.	14,200	866,484

		1,137,204

TOTAL COMMON STOCK (Cost $67,995,820)		69,304,729

TOTAL EQUITIES (Cost $67,995,820)		69,304,729

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 35.7%

CORPORATE DEBT — 14.2%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 5.720% 6/01/40	$378,000	$433,106
Raytheon Co. 6.400% 12/15/18	60,000	73,861
TransDigm, Inc. 7.750% 12/15/18	200,000	203,500

		710,467

Auto Manufacturers — 0.2%
Volvo Treasury AB (b) 5.950% 4/01/15	230,000	248,763

Banks — 1.8%
Bank of America Corp. 3.750% 7/12/16	600,000	545,887
CoBank ACB FRN (b) 0.947% 6/15/22	295,000	264,440
HBOS PLC (b) 6.750% 5/21/18	100,000	85,256
HSBC Bank PLC (b) 4.125% 8/12/20	550,000	544,626
The Royal Bank of Scotland PLC 6.125% 1/11/21	250,000	247,141
Societe Generale (b) 5.750% 4/20/16	100,000	87,337
US AgBank FCB VRN (b) 6.110% 12/31/49	345,000	231,757
Wells Fargo & Co. 4.600% 4/01/21	100,000	106,891

		2,113,335

Biotechnology — 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	37,029

Chemicals — 0.3%
Georgia Gulf Corp. (b) 9.000% 1/15/17	200,000	202,000
Lyondell Chemical Co. (b) 8.000% 11/01/17	140,000	150,850

		352,850

Commercial Services — 0.3%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	93,000
Dartmouth College 4.750% 6/01/19	175,000	199,526

		292,526

Diversified Financial — 3.4%
CIT Group, Inc. 7.000% 5/01/16	300,000	291,000

	Principal Amount	Value
Citigroup, Inc. 6.125% 5/15/18	$475,000	$509,487
Federal National Mortgage Association 2.750% 3/13/14	2,075,000	2,185,512
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	218,242
The Goldman Sachs Group, Inc. 6.250% 2/01/41	475,000	461,899
JPMorgan Chase & Co. 4.250% 10/15/20	200,000	200,474
Morgan Stanley 5.750% 1/25/21	200,000	184,013

		4,050,627

Electric — 1.1%
The AES Corp. 7.750% 10/15/15	100,000	101,500
The AES Corp. 8.000% 10/15/17	100,000	100,500
Consumers Energy Co. 6.700% 9/15/19	250,000	316,404
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	74,198
Edison Mission Energy 7.750% 6/15/16	175,000	117,250
Northern States Power Co. 4.850% 8/15/40	450,000	510,923
Ohio Edison Co. 6.400% 7/15/16	25,000	28,818
PacifiCorp 6.000% 1/15/39	30,000	37,859

		1,287,452

Entertainment — 0.1%
AMC Entertainment, Inc. 8.750% 6/01/19	175,000	171,938

Foods — 0.2%
Kraft Foods, Inc. 5.375% 2/10/20	250,000	282,930

Health Care – Services — 0.1%
HCA, Inc. 6.375% 1/15/15	100,000	97,250

Insurance — 0.2%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	126,521
Monumental Global Funding FRN (b) 0.449% 1/15/14	170,000	164,903

		291,424

Machinery – Construction & Mining — 0.1%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	57,250

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	$150,000	$150,000
Comcast Corp. 6.400% 3/01/40	500,000	581,894
News America, Inc. 6.150% 2/15/41	250,000	264,446
News America, Inc. 6.650% 11/15/37	50,000	54,959
Time Warner, Inc. 5.875% 11/15/16	70,000	79,121

		1,130,420

Oil & Gas — 0.3%
Statoil ASA 2.900% 10/15/14	365,000	384,087

Pharmaceuticals — 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	52,318
Express Scripts, Inc. 7.250% 6/15/19	95,000	116,482

		168,800

Pipelines — 0.6%
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	70,526
Kinder Morgan Energy Partners LP 5.950% 2/15/18	250,000	284,525
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	73,551
TransCanada PipeLines Ltd. 6.200% 10/15/37	225,000	278,112

		706,714

Real Estate Investment Trusts (REITS) — 0.6%
Brandywine Operating Partners LP 4.950% 4/15/18	65,000	62,794
Developers Diversified Realty Corp. 4.750% 4/15/18	250,000	228,037
ProLogis LP 7.375% 10/30/19	375,000	405,637

		696,468

Retail — 0.6%
Michaels Stores, Inc. 7.750% 11/01/18	250,000	233,750
New Albertsons, Inc. 7.250% 5/01/13	275,000	272,250
Wal-Mart Stores, Inc. 4.875% 7/08/40	225,000	249,400

		755,400

Savings & Loans — 0.4%
Teco Finance, Inc. 5.150% 3/15/20	425,000	466,813

	Principal Amount	Value
Software — 0.5%
First Data Corp. (b) 8.250% 1/15/22	$94,000	$74,260
First Data Corp. (b) 8.750% 1/15/22	94,000	74,260
First Data Corp. 9.875% 9/24/15	22,000	18,315
First Data Corp. (b) 12.625% 1/15/21	189,000	139,860
Oracle Corp. 6.125% 7/08/39	250,000	319,185

		625,880

Telecommunications — 1.1%
AT&T, Inc. 5.550% 8/15/41	450,000	484,478
Nextel Communications, Inc. Series D 7.375% 8/01/15	175,000	165,812
Telecom Italia Capital SA 5.250% 10/01/15	50,000	47,669
Telecom Italia Capital SA 6.375% 11/15/33	25,000	21,388
Telecom Italia Capital SA 7.721% 6/04/38	250,000	238,362
Verizon Communications, Inc. 6.000% 4/01/41	250,000	303,867

		1,261,576

Transportation — 0.6%
Norfolk Southern Corp. (b) 4.837% 10/01/41	33,000	34,540
Norfolk Southern Corp. 5.750% 4/01/18	50,000	58,606
Union Pacific Corp. (b) 4.163% 7/15/22	104,000	110,988
Union Pacific Corp. 4.750% 9/15/41	500,000	513,606

		717,740

Water — 0.0%
Veolia Environnement 5.250% 6/03/13	50,000	52,595

TOTAL CORPORATE DEBT (Cost $16,424,980)		16,960,334

MUNICIPAL OBLIGATIONS — 0.5%
State of California BAB 7.625% 3/01/40	500,000	616,360

TOTAL MUNICIPAL OBLIGATIONS (Cost $518,480)		616,360

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Commercial MBS — 2.0%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	$493,963	$507,724
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	853,779
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A4 (b) 4.717% 2/16/46	400,000	411,093
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	598,638

		2,371,234

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,204,441)		2,371,234

SOVEREIGN DEBT OBLIGATIONS — 1.7%
Brazilian Government International Bond BRL (d) 12.500% 1/05/16	400,000	237,202
Croatia Government International Bond (e) 6.750% 11/05/19	100,000	96,700
Indonesia Government Bond IDR (d) 9.500% 6/15/15	950,000,000	119,843
Indonesia Government Bond IDR (d) 10.750% 5/15/16	85,000,000	11,366
Indonesia Government Bond IDR (d) 11.000% 10/15/14	75,000,000	9,704
Indonesia Government Bond IDR (d) 12.500% 3/15/13	80,000,000	10,009
Indonesia Government Bond IDR (d) 12.800% 6/15/21	95,000,000	15,235
Mexican Bonos MXN (d) 7.750% 12/14/17	1,400,000	112,217
Republic of Argentina VRN 1.000% 12/15/35	175,000	24,063
Republic of Argentina 8.280% 12/31/33	98,796	67,675
Republic of Colombia COP (d) 9.850% 6/28/27	52,000,000	33,813
Republic of Colombia COP (d) 12.000% 10/22/15	155,000,000	97,377
Republic of Hungary Government Bond HUF (d) 6.500% 6/24/19	3,000,000	12,455

	Principal Amount	Value
Republic of Hungary International Bond 6.250% 1/29/20	$250,000	$242,500
Republic of Hungary International Bond 7.625% 3/29/41	350,000	341,250
Republic of Iraq (e) 5.800% 1/15/28	250,000	200,000
Republic of Venezuela 9.250% 9/15/27	30,000	19,050
Republic of Venezuela 9.375% 1/13/34	80,000	49,400
South Africa Government Bond ZAR (d) 7.250% 1/15/20	200,000	23,273
South Africa Government Bond ZAR (d) 8.250% 9/15/17	250,000	31,569
Thailand Government Bond THB (d) 3.625% 5/22/15	1,325,000	42,725
Thailand Government Bond THB (d) 5.250% 5/12/14	775,000	25,969
Turkey Government Bond TRY (d) 10.000% 2/15/12	174,232	97,316
Turkey Government International Bond 6.750% 5/30/40	100,000	104,250
United Mexican States MXN (d) 10.000% 12/05/24	600,000	55,174

		2,080,135

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,161,173)		2,080,135

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 15.0%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	67,595	75,716
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	79,527	87,238
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	101,796	112,700
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	216,845	237,450

		513,104

Pass-Through Securities — 14.6%
Federal Home Loan Mortgage Corp.
Pool #A74199 5.000% 2/01/38	464,429	498,009
Pool #G03865 5.500% 12/01/37	278,833	302,153
Pool #G04553 6.500% 9/01/38	16,842	18,618

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Pool #AH9052 4.000% 4/01/41	$1,279,735	$1,342,672
Pool #931195 4.500% 5/01/24	661,612	704,746
Pool #AB1068 4.500% 5/01/25	617,652	657,534
Pool #AH7009 4.500% 3/01/41	2,446,030	2,596,327
Pool #891908 5.500% 6/01/21	322,952	351,588
Pool #888352 5.500% 5/01/37	718,224	784,183
Pool #929318 5.500% 3/01/38	64,110	69,627
Pool #888408 6.000% 3/01/37	37,005	40,286
Pool #888637 6.000% 9/01/37	180,035	197,687
Pool #944066 6.500% 7/01/37	93,016	101,271
Pool #256860 6.500% 8/01/37	10,563	11,500
Pool #995230 6.500% 1/01/39	19,861	21,872
Pool #995231 6.500% 1/01/39	576,094	634,423
Pool #888373 7.000% 3/01/37	83,576	92,825
Pool #955210 7.000% 12/01/37	28,638	31,807
Pool #256975 7.000% 10/01/47	20,817	23,121
Federal National Mortgage Association TBA
Pool #25956 5.000% 10/01/36 (f)	1,234,000	1,327,321
Pool #45519 5.500% 5/01/35 (f)	82,000	89,002
Pool #53813 6.000% 10/01/35 (f)	1,953,000	2,142,350
Government National Mortgage Association TBA
Pool #7273 4.500% 9/01/39 (f)	4,904,000	5,328,503

		17,367,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,370,143)		17,880,529

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bonds & Notes — 2.3%
U.S. Treasury Bond 4.625% 2/15/40	$1,100,000	$1,470,217
U.S. Treasury Note 2.125% 2/29/16	1,250,000	1,321,728

		2,791,945

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,370,395)		2,791,945

TOTAL BONDS & NOTES (Cost $41,049,612)		42,700,537

TOTAL LONG-TERM INVESTMENTS (Cost $109,045,432)		112,005,266

SHORT-TERM INVESTMENTS — 13.3%
Repurchase Agreement — 13.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (g)	15,883,122	15,883,122

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	5,512	5,512

TOTAL SHORT-TERM INVESTMENTS (Cost $15,888,634)		15,888,634

TOTAL INVESTMENTS — 107.0% (Cost $124,934,066) (h)		127,893,900

Other Assets/(Liabilities) — (7.0)%		(8,394,291)

NET ASSETS — 100.0%		$119,499,609

Notes to Portfolio of Investments

ADR	American Depositary Receipt
BAB	Build America Bonds
BRL	Brazilian Real
COP	Colombian Peso
FRN	Floating Rate Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $3,556,458 or 2.98% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $93,000 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $296,700 or 0.25% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $15,883,136. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 – 4/01/25, and an aggregate market value, including accrued interest, of $16,202,798.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	2,247,852	$23,332,702
MML Concentrated Growth Fund, Class I (a)	623,700	3,985,443
MML Equity Fund, Initial Class (a)	809,220	13,510,305
MML Equity Income Fund, Initial Class (a)	2,712,601	22,270,457
MML Foreign Fund, Initial Class (a)	875,058	6,729,198
MML Fundamental Value Fund, Class II (a)	1,976,078	18,950,586
MML Global Fund, Class I (a)	916,909	6,794,297
MML High Yield Fund, Class II (a)	893,893	8,706,514
MML Income & Growth Fund, Initial Class (a)	82,723	633,655
MML Inflation-Protected and Income Fund, Initial Class (a)	935,120	10,707,124
MML Large Cap Growth Fund, Initial Class (a)	1,089,810	10,113,436
MML Managed Bond Fund, Initial Class (a)	5,616,207	73,533,356
MML Mid Cap Growth Fund, Initial Class (a) (b)	1,046,157	11,403,112
MML Mid Cap Value Fund, Initial Class (a)	1,160,480	10,548,768
MML Money Market Fund, Initial Class (a)	50,685	50,636
MML PIMCO Total Return Fund, Class II (a)	3,380,947	33,741,853
MML Short-Duration Bond Fund, Class II (a)	2,931,323	30,075,372
MML Small Cap Growth Equity Fund, Initial Class (a)	483,731	6,878,209
MML Small Company Value Fund, Class II (a)	471,822	6,775,358
MML Small/Mid Cap Equity Fund, Initial Class (a)	348,822	2,734,531
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	159,317	5,764,092
Oppenheimer Global Securities Fund, Non-Service Shares (a)	378,954	9,761,851
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,131,297	21,813,247
Oppenheimer International Growth Fund, Non-Service Shares (a)	5,976,515	9,801,484

		348,615,586

TOTAL MUTUAL FUNDS (Cost $330,285,604)		348,615,586

Value
TOTAL LONG-TERM INVESTMENTS (Cost $330,285,604)	$348,615,586

TOTAL INVESTMENTS — 100.1% (Cost $330,285,604) (c)	348,615,586

Other Assets/(Liabilities) — (0.1)%	(240,774)

NET ASSETS — 100.0%	$348,374,812

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.2%
Omnicom Group, Inc.	18,600	$685,224

Aerospace & Defense — 1.5%
The Boeing Co.	13,100	792,681
United Technologies Corp.	56,800	3,996,448

		4,789,129

Apparel — 2.2%
Nike, Inc. Class B	41,670	3,563,202
Ralph Lauren Corp.	27,100	3,514,870

		7,078,072

Auto Manufacturers — 0.0%
General Motors Co. (a)	5,700	115,026

Automotive & Parts — 0.5%
Johnson Controls, Inc.	60,400	1,592,748

Banks — 1.0%
Northern Trust Corp.	11,300	395,274
State Street Corp.	25,400	816,864
U.S. Bancorp	51,300	1,207,602
Wells Fargo & Co.	35,000	844,200

		3,263,940

Beverages — 0.2%
The Coca-Cola Co.	5,000	337,800
Hansen Natural Corp. (a)	4,900	427,721

		765,521

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	16,300	1,044,178
Amgen, Inc.	820	45,059
Biogen Idec, Inc. (a)	21,100	1,965,465
Celgene Corp. (a)	70,700	4,377,744
Vertex Pharmaceuticals, Inc. (a)	9,400	418,676

		7,851,122

Chemicals — 4.1%
Air Products & Chemicals, Inc.	25,200	1,924,524
Ecolab, Inc.	2,700	132,003
Monsanto Co.	31,250	1,876,250
Potash Corp. of Saskatchewan, Inc.	43,100	1,862,782
Praxair, Inc.	77,730	7,266,200

		13,061,759

Coal — 0.6%
Peabody Energy Corp.	55,900	1,893,892

Commercial Services — 5.6%
Automatic Data Processing, Inc.	1,450	68,367
MasterCard, Inc. Class A	24,490	7,767,248
McKesson Corp.	76,500	5,561,550
Visa, Inc. Class A	50,380	4,318,574

	Number of Shares	Value
Western Union Co.	1,300	$19,877

		17,735,616

Computers — 11.6%
Accenture PLC Class A	68,350	3,600,678
Apple, Inc. (a)	75,420	28,748,596
EMC Corp. (a)	143,500	3,012,065
International Business Machines Corp.	7,900	1,382,737
NetApp, Inc. (a)	100	3,394

		36,747,470

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.	800	50,544

Distribution & Wholesale — 2.6%
Fastenal Co.	132,400	4,406,272
Fossil, Inc. (a)	20,000	1,621,200
W.W. Grainger, Inc.	14,600	2,183,284

		8,210,756

Diversified Financial — 5.9%
American Express Co.	94,550	4,245,295
Ameriprise Financial, Inc.	28,700	1,129,632
The Charles Schwab Corp.	3,200	36,064
CME Group, Inc.	1,900	468,160
Credit Suisse Group (a)	1,484	38,509
Franklin Resources, Inc.	60,950	5,829,258
The Goldman Sachs Group, Inc.	750	70,913
IntercontinentalExchange, Inc. (a)	25,150	2,974,239
Invesco Ltd.	126,600	1,963,566
JP Morgan Chase & Co.	59,700	1,798,164
TD Ameritrade Holding Corp.	17,100	251,455

		18,805,255

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	29,400	1,214,514

Engineering & Construction — 0.1%
McDermott International, Inc. (a)	24,800	266,848

Foods — 0.5%
Whole Foods Market, Inc.	23,300	1,521,723

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	8,100	397,710

Health Care – Products — 1.2%
Baxter International, Inc.	23,100	1,296,834
Covidien PLC	7,800	343,980
Edwards Lifesciences Corp. (a)	6,600	470,448
Intuitive Surgical, Inc. (a)	50	18,214
Stryker Corp.	37,130	1,749,937

		3,879,413

Health Care – Services — 0.9%
Thermo Fisher Scientific, Inc. (a)	31,400	1,590,096

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	26,600	$1,226,792

		2,816,888

Insurance — 0.7%
Marsh & McLennan Cos., Inc.	28,400	753,736
Prudential Financial, Inc.	33,100	1,551,066

		2,304,802

Internet — 17.8%
Amazon.com, Inc. (a)	80,450	17,395,704
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	64,200	6,863,622
eBay, Inc. (a)	107,900	3,181,971
Facebook, Inc. (a) (b)	57,635	1,795,163
Facebook, Inc. Class A (a) (b)	12,641	393,730
Google, Inc. Class A (a)	31,100	15,997,218
Liberty Media Corp. – Interactive Class A (a)	83,700	1,236,249
Priceline.com, Inc. (a)	14,600	6,562,116
Tencent Holdings Ltd.	147,200	3,012,090

		56,437,863

Leisure Time — 0.9%
Carnival Corp.	89,800	2,720,940

Lodging — 2.7%
Las Vegas Sands Corp. (a)	80,100	3,071,034
Marriott International, Inc. Class A	103,187	2,810,814
Starwood Hotels & Resorts Worldwide, Inc.	56,600	2,197,212
Wynn Resorts Ltd.	5,100	586,908

		8,665,968

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	8,800	649,792
Joy Global, Inc.	20,200	1,260,076

		1,909,868

Machinery – Diversified — 0.8%
Cummins, Inc.	9,700	792,102
Deere & Co.	13,400	865,238
Roper Industries, Inc.	11,600	799,356

		2,456,696

Manufacturing — 4.3%
3M Co.	27,800	1,995,762
Danaher Corp.	247,060	10,361,696
Honeywell International, Inc.	28,600	1,255,826

		13,613,284

Media — 1.3%
DIRECTV Class A (a)	7,800	329,550
Discovery Communications, Inc. Series C (a)	62,475	2,195,996
Time Warner, Inc.	3,133	93,896
The Walt Disney Co.	44,300	1,336,088

		3,955,530

	Number of Shares	Value
Metal Fabricate & Hardware — 1.7%
Precision Castparts Corp.	34,800	$5,410,008

Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	100	3,045

Oil & Gas — 2.4%
Cimarex Energy Co.	2,400	133,680
Concho Resources, Inc. (a)	18,300	1,301,862
EOG Resources, Inc.	33,190	2,356,822
EQT Corp.	20,900	1,115,224
Exxon Mobil Corp.	730	53,020
Occidental Petroleum Corp.	16,200	1,158,300
Range Resources Corp.	26,400	1,543,344

		7,662,252

Oil & Gas Services — 3.8%
Baker Hughes, Inc.	23,700	1,093,992
Cameron International Corp. (a)	37,300	1,549,442
FMC Technologies, Inc. (a)	33,400	1,255,840
Halliburton Co.	39,900	1,217,748
Schlumberger Ltd.	113,900	6,803,247

		11,920,269

Pharmaceuticals — 2.7%
Allergan, Inc.	36,060	2,970,623
Cardinal Health, Inc.	60,700	2,542,116
Express Scripts, Inc. (a)	82,400	3,054,568
Shire PLC Sponsored ADR (United Kingdom)	1,400	131,502

		8,698,809

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Class A (a)	53,100	714,726

Retail — 6.5%
Bed Bath & Beyond, Inc. (a)	47,000	2,693,570
Chipotle Mexican Grill, Inc. (a)	5,700	1,726,815
Coach, Inc.	33,400	1,731,122
Costco Wholesale Corp.	800	65,696
Dollar Tree, Inc. (a)	2,800	210,308
The Home Depot, Inc.	6,100	200,507
Kohl’s Corp.	700	34,370
Limited Brands, Inc.	5,600	215,656
McDonald’s Corp.	39,850	3,499,627
O’Reilly Automotive, Inc. (a)	40,500	2,698,515
Starbucks Corp.	160,400	5,981,316
Tiffany & Co.	12,900	784,578
Yum! Brands, Inc.	16,000	790,240

		20,632,320

Semiconductors — 1.9%
Altera Corp.	20,550	647,942
Broadcom Corp. Class A (a)	104,450	3,477,140
Marvell Technology Group Ltd. (a)	2,050	29,787

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	62,900	$1,725,976

		5,880,845

Software — 0.8%
Autodesk, Inc. (a)	33,600	933,408
Cerner Corp. (a)	3,000	205,560
Fiserv, Inc. (a)	2,270	115,248
Intuit, Inc. (a)	11,000	521,840
Microsoft Corp.	2,750	68,447
Salesforce.com, Inc. (a)	5,300	605,684

		2,450,187

Telecommunications — 5.5%
American Tower Corp. Class A (a)	126,170	6,787,946
Corning, Inc.	109,800	1,357,128
Juniper Networks, Inc. (a)	103,550	1,787,273
Qualcomm, Inc.	151,700	7,377,171

		17,309,518

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	500	16,305
Mattel, Inc.	3,600	93,204

		109,509

Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	500	34,235
Expeditors International of Washington, Inc.	30,600	1,240,830
FedEx Corp.	60,200	4,074,336
Norfolk Southern Corp.	1,600	97,632
Union Pacific Corp.	49,500	4,042,665

		9,489,698

TOTAL COMMON STOCK (Cost $275,497,036)		315,089,307

TOTAL EQUITIES (Cost $275,497,036)		315,089,307

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,003	1,003

TOTAL MUTUAL FUNDS (Cost $1,003)		1,003

TOTAL LONG-TERM INVESTMENTS (Cost $275,498,039)		315,090,310

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$1,855,713	$1,855,713

TOTAL SHORT-TERM INVESTMENTS (Cost $1,855,713)		1,855,713

TOTAL INVESTMENTS — 99.9% (Cost $277,353,752) (d)		316,946,023

Other Assets/(Liabilities) — 0.1%		357,636

NET ASSETS — 100.0%		$317,303,659

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,855,715. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,892,984.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Agriculture — 1.8%
Philip Morris International, Inc.	24,300	$1,515,834

Airlines — 1.7%
Southwest Airlines Co.	176,900	1,422,276

Apparel — 2.2%
Nike, Inc. Class B	21,400	1,829,914

Beverages — 6.1%
Diageo PLC Sponsored ADR (United Kingdom)	34,000	2,581,620
PepsiCo, Inc.	39,600	2,451,240

		5,032,860

Biotechnology — 6.1%
Celgene Corp. (a)	60,900	3,770,928
Myriad Genetics, Inc. (a)	70,900	1,328,666

		5,099,594

Chemicals — 2.1%
Monsanto Co.	28,700	1,723,148

Coal — 3.4%
CONSOL Energy, Inc.	82,000	2,782,260

Commercial Services — 2.4%
Quanta Services, Inc. (a)	105,600	1,984,224

Computers — 11.2%
Apple, Inc. (a)	11,300	4,307,334
Cognizant Technology Solutions Corp. Class A (a)	27,900	1,749,330
EMC Corp. (a)	156,600	3,287,034

		9,343,698

Cosmetics & Personal Care — 3.1%
The Procter & Gamble Co.	41,100	2,596,698

Diversified Financial — 5.7%
BlackRock, Inc.	21,300	3,152,613
The Charles Schwab Corp.	143,300	1,614,991

		4,767,604

Energy – Alternate Sources — 1.1%
First Solar, Inc. (a)	14,000	884,940

Health Care – Products — 6.8%
Johnson & Johnson	44,500	2,835,095
Medtronic, Inc.	85,800	2,851,992

		5,687,087

Internet — 10.9%
Amazon.com, Inc. (a)	10,550	2,281,227
eBay, Inc. (a)	111,800	3,296,982
F5 Networks, Inc. (a)	30,500	2,167,025
Rackspace Hosting, Inc. (a)	38,800	1,324,632

		9,069,866

	Number of Shares	Value
Manufacturing — 1.8%
3M Co.	21,300	$1,529,127

Oil & Gas — 1.9%
Nabors Industries Ltd. (a)	131,100	1,607,286

Oil & Gas Services — 1.7%
Schlumberger Ltd.	23,600	1,409,628

Pharmaceuticals — 6.3%
Abbott Laboratories	67,100	3,431,494
Roche Holding AG Sponsored ADR (Switzerland)	43,900	1,765,658

		5,197,152

Retail — 3.1%
Lowe’s Cos., Inc.	135,200	2,614,768

Software — 11.4%
Adobe Systems, Inc. (a)	143,100	3,458,727
Autodesk, Inc. (a)	47,000	1,305,660
Microsoft Corp.	141,600	3,524,424
Red Hat, Inc. (a)	27,200	1,149,472

		9,438,283

Telecommunications — 6.5%
Cisco Systems, Inc.	190,300	2,947,747
Qualcomm, Inc.	51,100	2,484,993

		5,432,740

TOTAL COMMON STOCK (Cost $83,832,162)		80,968,987

TOTAL EQUITIES (Cost $83,832,162)		80,968,987

TOTAL LONG-TERM INVESTMENTS (Cost $83,832,162)		80,968,987

	Principal Amount
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$2,958,700	2,958,700

TOTAL SHORT-TERM INVESTMENTS (Cost $2,958,700)		2,958,700

TOTAL INVESTMENTS — 100.9% (Cost $86,790,862) (c)		83,927,687

Other Assets/(Liabilities) — (0.9)%		(715,367)

NET ASSETS — 100.0%		$83,212,320

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,958,703. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $3,018,069.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,533,241	$15,915,039
MML Concentrated Growth Fund, Class I (a)	367,805	2,350,273
MML Equity Fund, Initial Class (a)	544,995	9,098,939
MML Equity Income Fund, Initial Class (a)	2,070,360	16,997,653
MML Foreign Fund, Initial Class (a)	799,655	6,149,345
MML Fundamental Value Fund, Class II (a)	1,454,112	13,944,937
MML Global Fund, Class I (a)	835,246	6,189,176
MML High Yield Fund, Class II (a)	967,458	9,423,040
MML Income & Growth Fund, Initial Class (a)	115,757	886,700
MML Inflation-Protected and Income Fund, Initial Class (a)	1,086,548	12,440,973
MML Large Cap Growth Fund, Initial Class (a)	847,320	7,863,133
MML Managed Bond Fund, Initial Class (a)	5,805,506	76,011,860
MML Mid Cap Growth Fund, Initial Class (a) (b)	586,373	6,391,462
MML Mid Cap Value Fund, Initial Class (a)	1,051,746	9,560,375
MML Money Market Fund, Initial Class (a)	67,160	67,095
MML PIMCO Total Return Fund, Class II (a)	4,147,467	41,391,719
MML Short-Duration Bond Fund, Class II (a)	3,243,244	33,275,686
MML Small Cap Growth Equity Fund, Initial Class (a)	228,744	3,252,531
MML Small Company Value Fund, Class II (a)	424,361	6,093,819
MML Small/Mid Cap Equity Fund, Initial Class (a)	241,416	1,892,542
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	85,566	3,095,762
Oppenheimer Global Securities Fund, Non-Service Shares (a)	226,640	5,838,252
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,465,998	23,580,471
Oppenheimer International Growth Fund, Non-Service Shares (a)	3,559,865	5,838,178

		317,548,960

TOTAL MUTUAL FUNDS (Cost $314,989,771)		317,548,960

Value
TOTAL LONG-TERM INVESTMENTS (Cost $314,989,771)	$317,548,960

TOTAL INVESTMENTS — 100.1% (Cost $314,989,771) (c)	317,548,960

Other Assets/(Liabilities) — (0.1)%	(213,058)

NET ASSETS — 100.0%	$317,335,902

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Apparel — 1.9%
Steven Madden Ltd. (a)	6,555	$197,306

Auto Manufacturers — 0.7%
Wabash National Corp. (a)	15,255	72,766

Automotive & Parts — 3.0%
Titan International, Inc.	10,448	156,720
Westport Innovations, Inc. (a)	5,553	160,648

		317,368

Biotechnology — 4.2%
3SBio, Inc. ADR (Cayman Islands) (a)	9,617	114,731
Affymetrix, Inc. (a)	20,307	99,504
Myriad Genetics, Inc. (a)	12,058	225,967

		440,202

Chemicals — 3.5%
Intrepid Potash, Inc. (a)	6,496	161,555
Rockwood Holdings, Inc. (a)	6,156	207,396

		368,951

Commercial Services — 10.1%
The Advisory Board Co. (a)	2,056	132,674
Alliance Data Systems Corp. (a)	3,208	297,381
American Public Education, Inc. (a)	2,852	96,968
Cardtronics, Inc. (a)	9,779	224,135
On Assignment, Inc. (a)	13,965	98,732
PAREXEL International Corp. (a)	11,845	224,226

		1,074,116

Computers — 2.5%
Ciber, Inc. (a)	24,636	74,647
Manhattan Associates, Inc. (a)	3,662	121,139
STEC, Inc. (a)	7,239	73,404

		269,190

Cosmetics & Personal Care — 0.9%
Inter Parfums, Inc.	6,454	99,714

Diversified Financial — 2.7%
Encore Capital Group, Inc. (a)	6,686	146,089
Evercore Partners, Inc. Class A	6,257	142,660

		288,749

Electrical Components & Equipment — 1.0%
Power-One, Inc. (a)	22,904	103,068

Energy – Alternate Sources — 0.7%
FuelCell Energy, Inc. (a)	63,443	53,286
Headwaters, Inc. (a)	14,740	21,225

		74,511

Hand & Machine Tools — 1.5%
Snap-on, Inc.	3,676	163,214

	Number of Shares	Value
Health Care – Products — 9.2%
Bruker Corp. (a)	12,073	$163,348
Caliper Life Sciences, Inc. (a)	27,366	286,522
HeartWare International, Inc. (a)	1,976	127,274
Merit Medical Systems, Inc. (a)	10,319	135,592
Thoratec Corp. (a)	8,021	261,805

		974,541

Health Care – Services — 2.9%
Air Methods Corp. (a)	2,560	162,995
Health Management Associates, Inc. Class A (a)	20,296	140,449

		303,444

Insurance — 3.4%
CNO Financial Group, Inc. (a)	36,345	196,626
Maiden Holdings Ltd.	22,741	168,056

		364,682

Internet — 3.0%
ClickSoftware Technologies Ltd.	5,171	40,282
Limelight Networks, Inc. (a)	29,549	69,736
ValueClick, Inc. (a)	7,877	122,566
Vocus, Inc. (a)	4,818	80,750

		313,334

Machinery – Diversified — 5.3%
Cascade Corp.	4,063	135,664
Chart Industries, Inc. (a)	3,129	131,950
Wabtec Corp.	5,615	296,865

		564,479

Manufacturing — 3.2%
Acuity Brands, Inc.	3,389	122,140
LSB Industries, Inc. (a)	3,690	105,792
Trinity Industries, Inc.	5,036	107,821

		335,753

Media — 3.4%
Acacia Research – Acacia Technologies (a)	8,058	290,007
DG FastChannel, Inc. (a)	3,830	64,919

		354,926

Oil & Gas — 3.2%
CVR Energy, Inc. (a)	7,368	155,759
Pioneer Drilling Co. (a)	11,452	82,225
Rosetta Resources, Inc. (a)	2,980	101,976

		339,960

Oil & Gas Services — 2.2%
Dawson Geophysical Co. (a)	4,768	112,429
Tesco Corp. (a)	10,023	116,267

		228,696

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.9%
Akorn, Inc. (a)	24,631	$192,368
BioMarin Pharmaceutical, Inc. (a)	4,653	148,291
Impax Laboratories, Inc. (a)	6,356	113,836
Mylan, Inc. (a)	9,715	165,155

		619,650

Retail — 2.6%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,356	271,074

Semiconductors — 3.1%
Integrated Device Technology, Inc. (a)	17,619	90,738
Mellanox Technologies Ltd. (a)	3,861	120,541
PMC-Sierra, Inc. (a)	20,436	122,207

		333,486

Software — 8.3%
ACI Worldwide, Inc. (a)	4,356	119,964
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	3,564	90,169
Compuware Corp. (a)	18,930	145,004
Interactive Intelligence Group (a)	7,652	207,752
PROS Holdings, Inc. (a)	8,116	104,615
Solera Holdings, Inc.	4,159	210,030

		877,534

Telecommunications — 6.0%
Acme Packet, Inc. (a)	2,369	100,896
Anixter International, Inc.	3,415	162,008
Aviat Networks, Inc. (a)	29,383	69,050
Powerwave Technologies, Inc. (a)	65,842	113,248
Premiere Global Services, Inc. (a)	19,308	123,957
ShoreTel, Inc. (a)	14,283	71,129

		640,288

Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc. (a)	7,698	89,682

TOTAL COMMON STOCK (Cost $10,911,886)		10,080,684

TOTAL EQUITIES (Cost $10,911,886)		10,080,684

TOTAL LONG-TERM INVESTMENTS (Cost $10,911,886)		10,080,684

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$480,236	$480,236

TOTAL SHORT-TERM INVESTMENTS (Cost $480,236)		480,236

TOTAL INVESTMENTS — 99.7% (Cost $11,392,122) (c)		10,560,920

Other Assets/(Liabilities) — 0.3%		28,144

NET ASSETS — 100.0%		$10,589,064

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $480,237. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $491,684.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.0%
Aerospace & Defense — 1.6%
The Boeing Co.	69,300	$4,193,343
Lockheed Martin Corp.	39,300	2,854,752
Raytheon Co.	19,400	792,878

		7,840,973

Agriculture — 0.7%
Archer-Daniels-Midland Co.	141,900	3,520,539

Auto Manufacturers — 0.3%
General Motors Co. (a)	62,300	1,257,214

Banks — 7.6%
Bank of America Corp.	637,577	3,901,971
Bank of New York Mellon Corp.	152,300	2,831,257
Capital One Financial Corp.	74,100	2,936,583
KeyCorp	46,300	274,559
Northern Trust Corp.	106,200	3,714,876
PNC Financial Services Group, Inc.	85,400	4,115,426
Regions Financial Corp.	285,200	949,716
SunTrust Banks, Inc.	188,100	3,376,395
U.S. Bancorp	317,100	7,464,534
Wells Fargo & Co.	333,300	8,039,196

		37,604,513

Beverages — 1.5%
Molson Coors Brewing Co. Class B	51,500	2,039,915
PepsiCo, Inc.	83,600	5,174,840

		7,214,755

Biotechnology — 0.8%
Amgen, Inc.	73,600	4,044,320

Building Materials — 0.4%
Masco Corp.	215,500	1,534,360
USG Corp. (a)	77,000	518,210

		2,052,570

Chemicals — 2.1%
E.I. du Pont de Nemours & Co.	63,400	2,534,098
International Flavors & Fragrances, Inc.	53,100	2,985,282
Monsanto Co.	84,700	5,085,388

		10,604,768

Commercial Services — 0.2%
H&R Block, Inc.	75,000	998,250

Computers — 1.7%
Computer Sciences Corp.	153,400	4,118,790
Hewlett-Packard Co.	191,800	4,305,910

		8,424,700

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	214,500	4,204,200

	Number of Shares	Value
Distribution & Wholesale — 0.5%
Genuine Parts Co.	50,500	$2,565,400

Diversified Financial — 6.4%
American Express Co.	218,500	9,810,650
JP Morgan Chase & Co.	378,900	11,412,468
Legg Mason, Inc.	147,000	3,779,370
Morgan Stanley	91,100	1,229,850
NYSE Euronext	98,300	2,284,492
SLM Corp.	240,000	2,988,000

		31,504,830

Electric — 7.9%
Constellation Energy Group, Inc.	153,800	5,853,628
Duke Energy Corp.	163,700	3,272,363
Entergy Corp.	96,200	6,377,098
Exelon Corp.	151,200	6,442,632
FirstEnergy Corp.	58,900	2,645,199
Pinnacle West Capital Corp.	63,100	2,709,514
PPL Corp.	89,800	2,562,892
Progress Energy, Inc.	82,700	4,277,244
TECO Energy, Inc.	59,600	1,020,948
Xcel Energy, Inc.	153,700	3,794,853

		38,956,371

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	83,900	3,465,909

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	51,625	1,177,050

Foods — 2.5%
Campbell Soup Co.	94,500	3,058,965
ConAgra Foods, Inc.	144,500	3,499,790
The Hershey Co.	62,400	3,696,576
McCormick & Co., Inc.	49,300	2,275,688

		12,531,019

Forest Products & Paper — 1.6%
International Paper Co.	226,100	5,256,825
MeadWestvaco Corp.	102,700	2,522,312

		7,779,137

Gas — 1.1%
NiSource, Inc.	259,300	5,543,834

Health Care – Products — 1.5%
Johnson & Johnson	119,300	7,600,603

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	54,400	2,685,184

Home Furnishing — 0.9%
Whirlpool Corp.	87,800	4,382,098

Household Products — 4.0%
Avery Dennison Corp.	79,600	1,996,368
The Clorox Co.	83,400	5,531,922

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fortune Brands, Inc.	108,200	$5,851,456
Kimberly-Clark Corp.	93,400	6,632,334

		20,012,080

Insurance — 3.4%
The Allstate Corp.	200,600	4,752,214
The Chubb Corp.	37,800	2,267,622
Lincoln National Corp.	127,600	1,994,388
Marsh & McLennan Cos., Inc.	197,100	5,231,034
Sun Life Financial, Inc.	103,300	2,457,507

		16,702,765

Internet — 0.2%
Yahoo!, Inc. (a)	77,200	1,015,952

Iron & Steel — 0.9%
Nucor Corp.	137,500	4,350,500

Leisure Time — 0.5%
Harley-Davidson, Inc.	67,400	2,313,842

Lodging — 0.4%
Marriott International, Inc. Class A	77,564	2,112,843

Machinery – Construction & Mining — 0.1%
Ingersoll-Rand PLC	12,900	362,361

Manufacturing — 7.3%
3M Co.	96,500	6,927,735
Cooper Industries PLC Class A	91,800	4,233,816
General Electric Co.	777,900	11,855,196
Honeywell International, Inc.	115,000	5,049,650
Illinois Tool Works, Inc.	129,900	5,403,840
ITT Corp.	68,000	2,856,000

		36,326,237

Media — 4.9%
Cablevision Systems Corp. Class A	130,400	2,051,192
Comcast Corp. Class A	139,300	2,911,370
The McGraw-Hill Cos., Inc.	130,000	5,330,000
The New York Times Co. Class A (a)	180,500	1,048,705
Time Warner, Inc.	225,033	6,744,239
The Walt Disney Co.	166,000	5,006,560
WPP PLC	141,000	1,300,323

		24,392,389

Mining — 0.6%
Vulcan Materials Co.	113,000	3,114,280

Oil & Gas — 11.2%
Anadarko Petroleum Corp.	82,400	5,195,320
BP PLC Sponsored ADR (United Kingdom)	91,500	3,300,405
Chevron Corp.	152,200	14,081,544
ConocoPhillips	43,800	2,773,416
Diamond Offshore Drilling, Inc.	71,300	3,902,962
Exxon Mobil Corp.	157,000	11,402,910
Murphy Oil Corp.	116,300	5,135,808
Petroleo Brasileiro SA Sponsored ADR (Brazil)	34,400	772,280

	Number of Shares	Value
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	149,800	$9,215,696

		55,780,341

Oil & Gas Services — 0.9%
Schlumberger Ltd.	71,200	4,252,776

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	152,800	4,794,864
Merck & Co., Inc.	172,600	5,645,746
Pfizer, Inc.	318,354	5,628,499

		16,069,109

Pipelines — 0.5%
Spectra Energy Corp.	97,750	2,397,808

Real Estate Investment Trusts (REITS) — 0.3%
Weyerhaeuser Co.	105,142	1,634,958

Retail — 3.3%
The Home Depot, Inc.	217,200	7,139,364
Kohl’s Corp.	60,800	2,985,280
Macy’s, Inc.	95,900	2,524,088
Staples, Inc.	251,000	3,338,300
Tiffany & Co.	6,700	407,494

		16,394,526

Semiconductors — 1.6%
Analog Devices, Inc.	106,700	3,334,375
Applied Materials, Inc.	282,000	2,918,700
Texas Instruments, Inc.	64,400	1,716,260

		7,969,335

Software — 1.4%
Microsoft Corp.	275,400	6,854,706

Telecommunications — 6.7%
AT&T, Inc.	336,400	9,594,128
CenturyLink, Inc.	102,605	3,398,278
Cisco Systems, Inc.	251,300	3,892,637
Corning, Inc.	211,000	2,607,960
Harris Corp.	136,200	4,653,954
Telefonica SA	108,434	2,078,821
Verizon Communications, Inc.	129,200	4,754,560
Vodafone Group PLC	829,200	2,141,281

		33,121,619

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	182,100	4,714,569

Transportation — 1.1%
Canadian Pacific Railway Ltd.	13,000	625,170
United Parcel Service, Inc. Class B	78,600	4,963,590

		5,588,760

TOTAL COMMON STOCK (Cost $486,846,044)		471,439,993

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	83,350	$2,923,918

TOTAL PREFERRED STOCK (Cost $4,171,346)		2,923,918

TOTAL EQUITIES (Cost $491,017,390)		474,363,911

MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
T. Rowe Price Reserve Investment Fund	5,959,975	5,959,975

TOTAL MUTUAL FUNDS (Cost $5,959,975)		5,959,975

TOTAL LONG-TERM INVESTMENTS (Cost $496,977,365)		480,323,886

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$12,436,788	12,436,788

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	30,269	30,269

TOTAL SHORT-TERM INVESTMENTS (Cost $12,467,057)		12,467,057

TOTAL INVESTMENTS — 99.3% (Cost $509,444,422) (c)		492,790,943

Other Assets/(Liabilities) — 0.7%		3,315,049

NET ASSETS — 100.0%		$496,105,992

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,436,799. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 4/01/25 – 5/01/25, and an aggregate market value, including accrued interest, of $12,688,283.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	11,792	$84,902
Omnicom Group, Inc.	6,950	256,038

		340,940

Aerospace & Defense — 2.0%
The Boeing Co.	18,782	1,136,499
General Dynamics Corp.	9,144	520,202
Goodrich Corp.	3,109	375,194
L-3 Communications Holdings, Inc.	2,720	168,558
Lockheed Martin Corp.	6,964	505,865
Northrop Grumman Corp.	6,966	363,347
Raytheon Co.	8,979	366,972
Rockwell Collins, Inc.	3,796	200,277
United Technologies Corp.	22,945	1,614,410

		5,251,324

Agriculture — 2.0%
Altria Group, Inc.	52,422	1,405,434
Archer-Daniels-Midland Co.	17,122	424,797
Lorillard, Inc.	3,497	387,118
Philip Morris International, Inc.	44,409	2,770,233
Reynolds American, Inc.	8,429	315,919

		5,303,501

Airlines — 0.1%
Southwest Airlines Co.	20,419	164,169

Apparel — 0.5%
Nike, Inc. Class B	9,610	821,751
Ralph Lauren Corp.	1,632	211,671
VF Corp.	2,206	268,073

		1,301,495
Auto Manufacturers — 0.5%

Ford Motor Co. (a)	96,128	929,558
Paccar, Inc.	9,297	314,424

		1,243,982

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	6,457	65,151
Johnson Controls, Inc.	17,068	450,083

		515,234

Banks — 3.7%
Bank of America Corp.	255,289	1,562,369
Bank of New York Mellon Corp.	30,935	575,082
BB&T Corp.	17,515	373,595
Capital One Financial Corp.	11,492	455,428
Comerica, Inc.	5,168	118,709
Fifth Third Bancorp	22,721	229,482
First Horizon National Corp.	7,091	42,262

	Number of Shares	Value
Huntington Bancshares, Inc.	21,470	$103,056
KeyCorp	23,990	142,261
M&T Bank Corp.	3,100	216,690
Northern Trust Corp.	6,439	225,236
PNC Financial Services Group, Inc.	13,304	641,120
Regions Financial Corp.	31,864	106,107
State Street Corp.	12,585	404,733
SunTrust Banks, Inc.	13,359	239,794
U.S. Bancorp	48,439	1,140,254
Wells Fargo & Co.	133,449	3,218,790
Zions Bancorp	4,655	65,496

		9,860,464

Beverages — 2.7%
Brown-Forman Corp. Class B	2,613	183,276
The Coca-Cola Co.	58,015	3,919,493
Coca-Cola Enterprises, Inc.	8,200	204,016
Constellation Brands, Inc. Class A (a)	4,735	85,230
Dr. Pepper Snapple Group, Inc.	5,488	212,824
Molson Coors Brewing Co. Class B	4,008	158,757
PepsiCo, Inc.	40,002	2,476,124

		7,239,720

Biotechnology — 1.0%
Amgen, Inc.	23,366	1,283,962
Biogen Idec, Inc. (a)	6,173	575,015
Celgene Corp. (a)	11,543	714,742
Life Technologies Corp. (a)	4,447	170,898

		2,744,617

Building Materials — 0.0%
Masco Corp.	9,500	67,640

Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,364	409,649
Airgas, Inc.	1,675	106,898
CF Industries Holdings, Inc.	1,808	223,089
The Dow Chemical Co.	29,763	668,477
E.I. du Pont de Nemours & Co.	23,550	941,293
Eastman Chemical Co.	1,807	123,834
Ecolab, Inc.	5,755	281,362
FMC Corp.	1,806	124,903
International Flavors & Fragrances, Inc.	1,966	110,529
Monsanto Co.	13,586	815,703
The Mosaic Co.	7,000	342,790
PPG Industries, Inc.	3,998	282,499
Praxair, Inc.	7,603	710,728
The Sherwin-Williams Co.	2,268	168,558
Sigma-Aldrich Corp.	3,086	190,684

		5,500,996

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	5,812	102,814
CONSOL Energy, Inc.	5,772	195,844

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Peabody Energy Corp.	6,806	$230,587

		529,245

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	3,125	123,781
Automatic Data Processing, Inc.	12,412	585,226
DeVry, Inc.	1,647	60,873
Donnelley (R.R.) & Sons Co.	4,985	70,388
Equifax, Inc.	2,982	91,667
H&R Block, Inc.	7,583	100,930
Iron Mountain, Inc.	4,992	157,847
MasterCard, Inc. Class A	2,698	855,698
McKesson Corp.	6,221	452,267
Monster Worldwide, Inc. (a)	3,417	24,534
Moody’s Corp.	5,091	155,021
Paychex, Inc.	8,281	218,370
Quanta Services, Inc. (a)	5,156	96,881
Robert Half International, Inc.	3,562	75,586
SAIC, Inc. (a)	7,189	84,902
Total System Services, Inc.	4,322	73,171
Visa, Inc. Class A	12,929	1,108,274
Western Union Co.	15,911	243,279

		4,578,695

Computers — 7.3%
Accenture PLC Class A	16,275	857,367
Apple, Inc. (a)	23,422	8,927,998
Cognizant Technology Solutions Corp. Class A (a)	7,610	477,147
Computer Sciences Corp.	3,907	104,903
Dell, Inc. (a)	39,046	552,501
EMC Corp. (a)	52,089	1,093,348
Hewlett-Packard Co.	52,550	1,179,747
International Business Machines Corp.	30,194	5,284,856
Lexmark International, Inc. Class A (a)	2,084	56,331
NetApp, Inc. (a)	9,427	319,952
SanDisk Corp. (a)	6,058	244,440
Teradata Corp. (a)	4,247	227,342
Western Digital Corp. (a)	5,846	150,359

		19,476,291

Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	11,008	215,757
Colgate-Palmolive Co.	12,305	1,091,207
The Estee Lauder Cos., Inc. Class A	2,800	245,952
The Procter & Gamble Co.	69,473	4,389,304

		5,942,220

Distribution & Wholesale — 0.3%
Fastenal Co.	7,494	249,400
Genuine Parts Co.	4,032	204,826
W.W. Grainger, Inc.	1,546	231,189

		685,415

	Number of Shares	Value
Diversified Financial — 4.2%
American Express Co.	26,253	$1,178,760
Ameriprise Financial, Inc.	6,041	237,774
BlackRock, Inc.	2,566	379,794
The Charles Schwab Corp.	27,098	305,394
Citigroup, Inc.	73,678	1,887,630
CME Group, Inc.	1,681	414,198
Discover Financial Services	13,613	312,282
E*TRADE Financial Corp. (a)	6,716	61,183
Federated Investors, Inc. Class B	2,443	42,826
Franklin Resources, Inc.	3,706	354,442
The Goldman Sachs Group, Inc.	12,768	1,207,214
IntercontinentalExchange, Inc. (a)	1,872	221,383
Invesco Ltd.	11,295	175,185
Janus Capital Group, Inc.	4,819	28,914
JP Morgan Chase & Co.	98,548	2,968,266
Legg Mason, Inc.	3,270	84,072
Morgan Stanley	37,459	505,697
The NASDAQ OMX Group, Inc. (a)	3,174	73,446
NYSE Euronext	6,674	155,104
SLM Corp.	13,013	162,012
T. Rowe Price Group, Inc.	6,468	308,976

		11,064,552

Electric — 3.6%
The AES Corp. (a)	16,752	163,500
Ameren Corp.	6,039	179,781
American Electric Power Co., Inc.	12,206	464,072
CenterPoint Energy, Inc.	10,666	209,267
CMS Energy Corp.	6,515	128,932
Consolidated Edison, Inc.	7,357	419,496
Constellation Energy Group, Inc.	5,056	192,431
Dominion Resources, Inc.	14,408	731,494
DTE Energy Co.	4,306	211,080
Duke Energy Corp.	33,434	668,346
Edison International	8,132	311,049
Entergy Corp.	4,387	290,814
Exelon Corp.	16,722	712,524
FirstEnergy Corp.	10,592	475,687
Integrys Energy Group, Inc.	2,054	99,865
NextEra Energy, Inc.	10,658	575,745
Northeast Utilities	4,387	147,623
NRG Energy, Inc. (a)	6,153	130,505
Pepco Holdings, Inc.	5,920	112,006
PG&E Corp.	10,196	431,393
Pinnacle West Capital Corp.	2,657	114,092
PPL Corp.	14,471	413,002
Progress Energy, Inc.	7,379	381,642
Public Service Enterprise Group, Inc.	12,804	427,270
SCANA Corp.	2,998	121,269
The Southern Co.	21,749	921,505
TECO Energy, Inc.	5,713	97,864
Wisconsin Energy Corp.	5,896	184,486

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	12,349	$304,897

		9,621,637

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	18,732	773,819
Molex, Inc.	3,670	74,758

		848,577

Electronics — 0.3%
Agilent Technologies, Inc. (a)	8,680	271,250
Amphenol Corp. Class A	4,227	172,335
FLIR Systems, Inc.	4,203	105,285
Jabil Circuit, Inc.	4,524	80,482
PerkinElmer, Inc.	2,764	53,097
Waters Corp. (a)	2,329	175,816

		858,265

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,470	92,919

Engineering & Construction — 0.1%
Fluor Corp.	4,472	208,171
Jacobs Engineering Group, Inc. (a)	3,141	101,423

		309,594

Entertainment — 0.0%
International Game Technology	7,272	105,662

Environmental Controls — 0.3%
Republic Services, Inc.	8,199	230,064
Stericycle, Inc. (a)	2,158	174,194
Waste Management, Inc.	11,825	385,022

		789,280

Foods — 2.1%
Campbell Soup Co.	4,421	143,108
ConAgra Foods, Inc.	10,264	248,594
Dean Foods Co. (a)	4,777	42,372
General Mills, Inc.	16,358	629,292
H.J. Heinz Co.	8,163	412,068
The Hershey Co.	3,931	232,873
Hormel Foods Corp.	3,646	98,515
The J.M. Smucker Co.	2,909	212,037
Kellogg Co.	6,228	331,267
Kraft Foods, Inc. Class A	44,747	1,502,604
The Kroger Co.	15,228	334,407
McCormick & Co., Inc.	3,319	153,205
Safeway, Inc.	8,979	149,321
Sara Lee Corp.	15,139	247,523
SUPERVALU, Inc.	5,471	36,437
Sysco Corp.	14,868	385,081
Tyson Foods, Inc. Class A	7,326	127,179
Whole Foods Market, Inc.	3,978	259,803

		5,545,686

Forest Products & Paper — 0.1%
International Paper Co.	10,876	252,867

	Number of Shares	Value
MeadWestvaco Corp.	4,483	$110,102

		362,969

Gas — 0.2%
Nicor, Inc.	1,183	65,077
NiSource, Inc.	7,314	156,373
Sempra Energy	5,976	307,764

		529,214

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,560	69,264
Stanley Black & Decker, Inc.	4,279	210,099

		279,363

Health Care – Products — 3.5%
Baxter International, Inc.	14,311	803,420
Becton, Dickinson & Co.	5,522	404,873
Boston Scientific Corp. (a)	38,955	230,224
C.R. Bard, Inc.	2,218	194,164
CareFusion Corp. (a)	5,556	133,066
Covidien PLC	12,576	554,602
Edwards Lifesciences Corp. (a)	2,854	203,433
Intuitive Surgical, Inc. (a)	984	358,452
Johnson & Johnson	69,292	4,414,593
Medtronic, Inc.	26,684	886,976
St. Jude Medical, Inc.	8,279	299,617
Stryker Corp.	8,361	394,054
Varian Medical Systems, Inc. (a)	3,013	157,158
Zimmer Holdings, Inc. (a)	4,737	253,429

		9,288,061

Health Care – Services — 1.5%
Aetna, Inc.	9,545	346,961
CIGNA Corp.	6,723	281,963
Coventry Health Care, Inc. (a)	3,601	103,745
DaVita, Inc. (a)	2,327	145,833
Humana, Inc.	4,186	304,448
Laboratory Corporation of America Holdings (a)	2,603	205,767
Quest Diagnostics, Inc.	4,057	200,253
Tenet Healthcare Corp. (a)	12,844	53,046
Thermo Fisher Scientific, Inc. (a)	9,660	489,182
UnitedHealth Group, Inc.	27,181	1,253,588
WellPoint, Inc.	9,102	594,178

		3,978,964

Holding Company – Diversified — 0.1%
Leucadia National Corp.	4,867	110,384

Home Builders — 0.1%
D.R. Horton, Inc.	7,409	66,977
Lennar Corp. Class A	4,228	57,247
Pulte Group, Inc. (a)	8,841	34,922

		159,146

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,835	52,444

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whirlpool Corp.	1,904	$95,029

		147,473

Household Products — 0.5%
Avery Dennison Corp.	2,634	66,061
The Clorox Co.	3,288	218,093
Fortune Brands, Inc.	3,897	210,750
Kimberly-Clark Corp.	9,960	707,259

		1,202,163

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,663	90,960

Insurance — 3.5%
ACE Ltd.	8,550	518,130
Aflac, Inc.	11,788	411,991
The Allstate Corp.	13,175	312,116
American International Group, Inc. (a)	11,182	245,445
Aon Corp.	8,346	350,365
Assurant, Inc.	2,258	80,836
Berkshire Hathaway, Inc. Class B (a)	44,444	3,157,302
The Chubb Corp.	7,242	434,448
Cincinnati Financial Corp.	3,990	105,057
Genworth Financial, Inc. Class A (a)	12,148	69,729
The Hartford Financial Services Group, Inc.	11,476	185,223
Lincoln National Corp.	7,535	117,772
Loews Corp.	7,978	275,640
Marsh & McLennan Cos., Inc.	13,780	365,721
MetLife, Inc.	26,771	749,856
Principal Financial Group, Inc.	7,771	176,168
The Progressive Corp.	16,032	284,728
Prudential Financial, Inc.	12,291	575,956
Torchmark Corp.	2,691	93,808
The Travelers Cos., Inc.	10,605	516,782
Unum Group	7,638	160,092
XL Group PLC	8,216	154,461

		9,341,626

Internet — 3.0%
Akamai Technologies, Inc. (a)	4,837	96,160
Amazon.com, Inc. (a)	9,177	1,984,343
eBay, Inc. (a)	28,941	853,470
Expedia, Inc.	4,950	127,462
F5 Networks, Inc. (a)	2,064	146,647
Google, Inc. Class A (a)	6,354	3,268,371
Netflix, Inc. (a)	1,328	150,276
Priceline.com, Inc. (a)	1,260	566,320
Symantec Corp. (a)	18,900	308,070
VeriSign, Inc.	4,311	123,338
Yahoo!, Inc. (a)	31,783	418,264

		8,042,721

Iron & Steel — 0.3%
AK Steel Holding Corp.	2,887	18,881
Allegheny Technologies, Inc.	2,777	102,721

	Number of Shares	Value
Cliffs Natural Resources, Inc.	3,705	$189,585
Nucor Corp.	7,916	250,462
United States Steel Corp.	3,605	79,346

		640,995

Leisure Time — 0.2%
Carnival Corp.	11,657	353,207
Harley-Davidson, Inc.	6,005	206,152

		559,359

Lodging — 0.3%
Marriott International, Inc. Class A	7,041	191,797
Starwood Hotels & Resorts Worldwide, Inc.	4,874	189,209
Wyndham Worldwide Corp.	4,028	114,838
Wynn Resorts Ltd.	2,024	232,922

		728,766

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	16,333	1,206,029
Ingersoll-Rand PLC	8,400	235,956
Joy Global, Inc.	2,659	165,868

		1,607,853

Machinery – Diversified — 0.7%
Cummins, Inc.	4,956	404,707
Deere & Co.	10,429	673,401
Eaton Corp.	8,506	301,963
Flowserve Corp.	1,399	103,526
Rockwell Automation, Inc.	3,650	204,400
Roper Industries, Inc.	2,409	166,004

		1,854,001

Manufacturing — 3.3%
3M Co.	17,896	1,284,754
Danaher Corp.	14,377	602,971
Dover Corp.	4,614	215,013
General Electric Co.	267,693	4,079,641
Honeywell International, Inc.	19,732	866,432
Illinois Tool Works, Inc.	12,348	513,677
ITT Corp.	4,712	197,904
Leggett & Platt, Inc.	3,453	68,335
Pall Corp.	2,871	121,731
Parker Hannifin Corp.	3,864	243,934
Textron, Inc.	7,277	128,366
Tyco International Ltd.	11,600	472,700

		8,795,458

Media — 2.9%
Cablevision Systems Corp. Class A	5,816	91,486
CBS Corp. Class B	16,830	342,995
Comcast Corp. Class A	69,415	1,450,774
DIRECTV Class A (a)	18,626	786,949
Discovery Communications, Inc. Series A (a)	7,062	265,672
Gannett Co., Inc.	6,260	59,658

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The McGraw-Hill Cos., Inc.	7,641	$313,281
News Corp. Class A	57,866	895,187
Scripps Networks Interactive Class A	2,385	88,650
Time Warner Cable, Inc.	8,205	514,207
Time Warner, Inc.	26,375	790,459
Viacom, Inc. Class B	14,511	562,156
The Walt Disney Co.	46,868	1,413,539
The Washington Post Co. Class B	123	40,217

		7,615,230

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,616	562,143

Mining — 0.7%
Alcoa, Inc.	27,057	258,935
Freeport-McMoRan Copper & Gold, Inc.	24,036	731,896
Newmont Mining Corp.	12,479	784,929
Titanium Metals Corp.	2,370	35,503
Vulcan Materials Co.	3,105	85,574

		1,896,837

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,079	95,485
Xerox Corp.	35,916	250,335

		345,820

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	12,617	795,502
Apache Corp.	9,738	781,377
Cabot Oil & Gas Corp.	2,615	161,895
Chesapeake Energy Corp.	16,517	422,009
Chevron Corp.	50,571	4,678,829
ConocoPhillips	34,628	2,192,645
Denbury Resources, Inc. (a)	10,136	116,564
Devon Energy Corp.	10,454	579,570
Diamond Offshore Drilling, Inc.	1,690	92,511
EOG Resources, Inc.	6,805	483,223
EQT Corp.	3,750	200,100
Exxon Mobil Corp.	122,784	8,917,802
Helmerich & Payne, Inc.	2,668	108,321
Hess Corp.	7,655	401,581
Marathon Oil Corp.	18,212	393,015
Marathon Petroleum Corp.	9,106	246,408
Murphy Oil Corp.	4,965	219,254
Nabors Industries Ltd. (a)	7,244	88,811
Newfield Exploration Co. (a)	3,419	135,700
Noble Corp. (a)	6,263	183,819
Noble Energy, Inc.	4,431	313,715
Occidental Petroleum Corp.	20,488	1,464,892
Pioneer Natural Resources Co.	2,970	195,337
QEP Resources, Inc.	4,370	118,296
Range Resources Corp.	4,065	237,640
Rowan Companies, Inc. (a)	3,344	100,955
Southwestern Energy Co. (a)	8,888	296,237

	Number of Shares	Value
Sunoco, Inc.	2,930	$90,859
Tesoro Corp. (a)	3,750	73,013
Valero Energy Corp.	14,687	261,135

		24,351,015

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	10,969	506,329
Cameron International Corp. (a)	6,255	259,833
FMC Technologies, Inc. (a)	6,152	231,315
Halliburton Co.	23,231	709,010
National Oilwell Varco, Inc.	10,747	550,462
Schlumberger Ltd.	34,051	2,033,866

		4,290,815

Packaging & Containers — 0.1%
Ball Corp.	4,216	130,780
Bemis Co., Inc.	2,592	75,972
Owens-IIlinois, Inc. (a)	4,360	65,923
Sealed Air Corp.	4,210	70,307

		342,982

Pharmaceuticals — 5.5%
Abbott Laboratories	39,322	2,010,927
Allergan, Inc.	7,819	644,129
AmerisourceBergen Corp.	6,880	256,418
Bristol-Myers Squibb Co.	42,984	1,348,838
Cardinal Health, Inc.	8,653	362,388
Cephalon, Inc. (a)	1,998	161,239
DENTSPLY International, Inc.	3,489	107,077
Eli Lilly & Co.	25,811	954,233
Express Scripts, Inc. (a)	12,352	457,889
Forest Laboratories, Inc. (a)	6,799	209,341
Gilead Sciences, Inc. (a)	19,484	755,979
Hospira, Inc. (a)	4,246	157,102
Mead Johnson Nutrition Co.	5,123	352,616
Medco Health Solutions, Inc. (a)	9,726	456,052
Merck & Co., Inc.	77,840	2,546,146
Mylan, Inc. (a)	10,702	181,934
Patterson Cos., Inc.	2,197	62,900
Pfizer, Inc.	197,108	3,484,870
Watson Pharmaceuticals, Inc. (a)	3,237	220,925

		14,731,003

Pipelines — 0.5%
El Paso Corp.	19,489	340,668
ONEOK, Inc.	2,535	167,412
Spectra Energy Corp.	16,429	403,003
The Williams Cos., Inc.	14,821	360,743

		1,271,826

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,052	108,380

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.7%
Apartment Investment & Management Co. Class A	3,083	$68,196
AvalonBay Communities, Inc.	2,411	274,975
Boston Properties, Inc.	3,684	328,245
Equity Residential	7,523	390,218
HCP, Inc.	10,253	359,470
Health Care REIT, Inc.	4,518	211,443
Host Hotels & Resorts, Inc.	17,800	194,732
Kimco Realty Corp.	10,242	153,937
Plum Creek Timber Co., Inc.	4,075	141,443
ProLogis, Inc.	11,721	284,234
Public Storage	3,618	402,864
Simon Property Group, Inc.	7,445	818,801
Ventas, Inc.	7,193	355,334
Vornado Realty Trust	4,628	345,341
Weyerhaeuser Co.	13,243	205,929

		4,535,162

Retail — 6.2%
Abercrombie & Fitch Co. Class A	2,192	134,940
AutoNation, Inc. (a)	1,234	40,451
AutoZone, Inc. (a)	741	236,520
Bed Bath & Beyond, Inc. (a)	6,147	352,285
Best Buy Co., Inc.	7,587	176,777
Big Lots, Inc. (a)	1,633	56,877
CarMax, Inc. (a)	5,666	135,134
Chipotle Mexican Grill, Inc. (a)	779	235,998
Coach, Inc.	7,285	377,582
Costco Wholesale Corp.	11,042	906,769
CVS Caremark Corp.	33,993	1,141,485
Darden Restaurants, Inc.	3,454	147,658
Family Dollar Stores, Inc.	2,968	150,952
GameStop Corp. Class A (a)	3,618	83,576
The Gap, Inc.	8,692	141,158
The Home Depot, Inc.	39,551	1,300,041
J.C. Penney Co., Inc.	3,582	95,926
Kohl’s Corp.	7,063	346,793
Limited Brands, Inc.	6,245	240,495
Lowe’s Cos., Inc.	31,838	615,747
Macy’s, Inc.	10,817	284,703
McDonald’s Corp.	26,089	2,291,136
Nordstrom, Inc.	4,045	184,776
O’Reilly Automotive, Inc. (a)	3,406	226,942
Ross Stores, Inc.	2,928	230,404
Sears Holdings Corp. (a)	959	55,162
Staples, Inc.	17,586	233,894
Starbucks Corp.	18,817	701,686
Target Corp.	17,072	837,211
Tiffany & Co.	3,192	194,137
The TJX Cos., Inc.	9,728	539,612
Urban Outfitters, Inc. (a)	3,062	68,344
Wal-Mart Stores, Inc.	44,502	2,309,654
Walgreen Co.	22,883	752,622

	Number of Shares	Value
Yum! Brands, Inc.	11,785	$582,061

		16,409,508

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	13,808	78,153
People’s United Financial, Inc.	9,768	111,355

		189,508

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	15,212	77,277
Altera Corp.	8,127	256,244
Analog Devices, Inc.	7,680	240,000
Applied Materials, Inc.	33,251	344,148
Broadcom Corp. Class A (a)	12,117	403,375
Intel Corp.	132,711	2,830,726
KLA-Tencor Corp.	4,217	161,427
Linear Technology Corp.	5,739	158,683
LSI Corp. (a)	14,830	76,819
MEMC Electronic Materials, Inc. (a)	6,040	31,650
Microchip Technology, Inc.	4,714	146,652
Micron Technology, Inc. (a)	25,148	126,746
Novellus Systems, Inc. (a)	1,714	46,724
NVIDIA Corp. (a)	15,513	193,912
Teradyne, Inc. (a)	4,803	52,881
Texas Instruments, Inc.	29,035	773,783
Xilinx, Inc.	6,612	181,433

		6,102,480

Software — 3.9%
Adobe Systems, Inc. (a)	12,410	299,950
Autodesk, Inc. (a)	5,737	159,374
BMC Software, Inc. (a)	4,547	175,332
CA, Inc.	9,343	181,348
Cerner Corp. (a)	3,616	247,768
Citrix Systems, Inc. (a)	4,837	263,762
Compuware Corp. (a)	5,789	44,344
Dun & Bradstreet Corp.	1,218	74,615
Electronic Arts, Inc. (a)	8,329	170,328
Fidelity National Information Services, Inc.	6,240	151,757
Fiserv, Inc. (a)	3,646	185,107
Intuit, Inc. (a)	7,672	363,960
Microsoft Corp.	188,483	4,691,342
Oracle Corp.	99,810	2,868,539
Red Hat, Inc. (a)	4,774	201,749
Salesforce.com, Inc. (a)	3,416	390,380

		10,469,655

Telecommunications — 5.4%
American Tower Corp. Class A (a)	9,955	535,579
AT&T, Inc.	149,841	4,273,465
CenturyLink, Inc.	15,529	514,321
Cisco Systems, Inc.	138,708	2,148,587
Corning, Inc.	39,688	490,544
Frontier Communications Corp.	25,258	154,326

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Harris Corp.	2,983	$101,929
JDS Uniphase Corp. (a)	5,851	58,334
Juniper Networks, Inc. (a)	13,242	228,557
MetroPCS Communications, Inc. (a)	6,957	60,596
Motorola Mobility Holdings, Inc. (a)	6,578	248,517
Motorola Solutions, Inc.	7,618	319,194
Qualcomm, Inc.	42,514	2,067,456
Sprint Nextel Corp. (a)	76,336	232,061
Tellabs, Inc.	9,746	41,810
Verizon Communications, Inc.	71,529	2,632,267
Windstream Corp.	12,872	150,088

		14,257,631

Textiles — 0.0%
Cintas Corp.	2,759	77,638

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,046	99,330
Mattel, Inc.	8,786	227,470

		326,800

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	4,140	283,466
CSX Corp.	27,426	512,043
Expeditors International of Washington, Inc.	5,440	220,592
FedEx Corp.	7,948	537,921
Norfolk Southern Corp.	8,804	537,220
Ryder System, Inc.	1,371	51,426
Union Pacific Corp.	12,338	1,007,645
United Parcel Service, Inc. Class B	24,795	1,565,804

		4,716,117

TOTAL COMMON STOCK (Cost $245,952,769)		260,302,146

TOTAL EQUITIES (Cost $245,952,769)		260,302,146

TOTAL LONG-TERM INVESTMENTS (Cost $245,952,769)		260,302,146

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$5,062,360	5,062,360

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.051% 11/17/11	110,000	109,993

	Principal Amount	Value
U.S. Treasury Bill (c) 0.070% 11/17/11	$25,000	$24,998
U.S. Treasury Bill (c) 0.074% 11/17/11	340,000	339,967
U.S. Treasury Bill (c) 0.095% 11/17/11	15,000	14,998

		489,956

TOTAL SHORT-TERM INVESTMENTS (Cost $5,552,316)		5,552,316

TOTAL INVESTMENTS — 100.0% (Cost $251,505,085) (d)		265,854,462

Other Assets/(Liabilities) — 0.0%		81,321

NET ASSETS — 100.0%		$265,935,783

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $5,062,364. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $5,166,803.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.4%

COMMON STOCK — 92.0%
Aerospace & Defense — 1.3%
BAE Systems PLC	609,590	$2,513,161
Embraer SA Sponsored ADR (Brazil)	53,130	1,347,908

		3,861,069

Auto Manufacturers — 2.0%
Nissan Motor Co. Ltd.	275,470	2,434,399
Toyota Motor Corp. Sponsored ADR (Japan)	47,390	3,234,841

		5,669,240

Automotive & Parts — 1.0%
Cie Generale des Etablissements Michelin Class B	49,970	2,984,132

Banks — 7.6%
Banco Espirito Santo SA	472,526	1,251,209
Banco Santander SA	104,831	856,998
Credit Agricole SA	207,090	1,423,590
DBS Group Holdings, Ltd.	573,479	5,141,107
HSBC Holdings PLC	326,800	2,507,223
ICICI Bank Ltd. Sponsored ADR (India)	84,850	2,945,992
Intesa Sanpaolo	652,932	1,020,214
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	2,642,749
Mitsubishi UFJ Financial Group, Inc.	228,100	1,025,211
Nordea Bank AB	116,605	937,572
UniCredit SpA	2,249,924	2,394,308

		22,146,173

Building Materials — 0.7%
CRH PLC	138,562	2,137,143

Chemicals — 1.8%
Akzo Nobel NV	71,210	3,148,043
Lonza Group AG Registered (a)	36,480	2,189,739

		5,337,782

Commercial Services — 2.4%
Adecco SA (a)	37,100	1,454,796
G4S PLC	750,040	3,109,818
Randstad Holding NV	58,153	1,855,072
Rentokil Initial PLC (a)	428,422	474,165

		6,893,851

Computers — 1.0%
Compal Electronics, Inc.	2,144,605	1,951,471
Lite On Technology Corp.	1,043,430	945,999

		2,897,470

Distribution & Wholesale — 1.8%
ITOCHU Corp.	403,800	3,856,740

	Number of Shares	Value
Wolseley PLC	52,829	$1,315,083

		5,171,823

Diversified Financial — 0.7%
UBS AG (a)	182,700	2,079,723

Electric — 2.3%
E.ON AG	119,450	2,605,077
Iberdrola SA	392,531	2,656,439
National Grid PLC	138,282	1,371,076

		6,632,592

Electronics — 1.4%
Flextronics International Ltd. (a)	315,340	1,775,364
Koninklijke Philips Electronics NV	135,910	2,432,883

		4,208,247

Food Services — 1.0%
Compass Group PLC	354,702	2,868,290

Foods — 3.6%
Nestle SA	46,510	2,556,670
Tesco PLC	580,210	3,393,911
Unilever PLC	143,167	4,484,815

		10,435,396

Gas — 0.8%
Gaz De France	75,588	2,258,064

Health Care – Services — 0.8%
Rhoen-Klinikum AG	118,083	2,390,625

Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	224,291	1,660,354

Home Furnishing — 0.3%
Sony Corp.	44,235	848,927

Insurance — 7.9%
ACE Ltd.	59,484	3,604,730
AIA Group Ltd.	1,336,400	3,799,485
Aviva PLC	595,535	2,813,985
AXA SA	211,767	2,749,607
ING Groep NV (a)	464,460	3,268,875
Muenchener Rueckversicherungs AG	27,060	3,354,224
Swiss Re Ltd. (a)	75,770	3,526,490

		23,117,396

Internet — 1.8%
Check Point Software Technologies Ltd. (a)	21,339	1,125,846
Trend Micro, Inc.	130,600	4,076,515

		5,202,361

Iron & Steel — 0.8%
Citic Pacific Ltd.	790,320	1,093,409
POSCO ADR (Republic of Korea)	17,281	1,313,529

		2,406,938

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.4%
Alstom SA	30,530	$1,009,954

Manufacturing — 2.0%
Konica Minolta Holdings, Inc.	239,500	1,640,734
Siemens AG	46,736	4,222,232

		5,862,966

Media — 3.7%
British Sky Broadcasting Group PLC	290,384	2,981,285
Pearson PLC	155,074	2,729,522
Reed Elsevier NV	277,543	3,035,004
Vivendi SA	102,380	2,090,354

		10,836,165

Oil & Gas — 9.4%
BP PLC	468,264	2,808,603
ENI SpA	204,713	3,596,897
Petroleo Brasileiro SA Sponsored ADR (Brazil)	122,780	2,544,002
Royal Dutch Shell PLC Class A	2,447	75,894
Royal Dutch Shell PLC Class B	188,304	5,848,683
Sasol Ltd. Sponsored ADR (South Africa)	64,700	2,626,820
StatoilHydro ASA	204,250	4,364,176
Talisman Energy, Inc.	147,000	1,806,814
Total SA	84,772	3,737,654

		27,409,543

Oil & Gas Services — 0.7%
SBM Offshore NV	116,456	2,019,482

Packaging & Containers — 0.5%
Rexam PLC	308,610	1,479,991

Pharmaceuticals — 9.2%
Bayer AG	51,920	2,853,314
Celesio AG	71,790	947,638
GlaxoSmithKline PLC	226,254	4,671,348
Merck KGaA	35,150	2,876,167
Novartis AG	73,150	4,082,469
Roche Holding AG	33,520	5,392,755
Sanofi	90,688	5,954,489

		26,778,180

Real Estate — 0.8%
Cheung Kong Holdings	221,215	2,368,151

Retail — 1.9%
Kingfisher PLC	886,144	3,396,740
Marks & Spencer Group PLC	434,140	2,110,520

		5,507,260

Semiconductors — 5.3%
Infineon Technologies AG	427,477	3,148,135
Samsung Electronics Co., Ltd.	10,502	7,356,789
Taiwan Semiconductor Manufacturing Co. Ltd.	2,213,275	5,014,751

		15,519,675

	Number of Shares	Value
Software — 1.7%
SAP AG Sponsored ADR (Germany)	95,360	$4,827,123

Telecommunications — 13.4%
China Mobile Ltd.	196,000	1,912,721
China Telecom Corp. Ltd. Class H	8,147,643	5,073,837
France Telecom SA	198,787	3,259,662
Mobile TeleSystems Sponsored ADR (Russia)	114,225	1,404,967
Singapore Telecommunications Ltd.	1,849,000	4,464,234
Singapore Telecommunications Ltd.	239,000	577,375
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	309,690	2,957,539
Telefonica SA Sponsored ADR (Spain)	282,075	5,393,274
Telekom Austria AG	163,910	1,653,615
Telenor ASA	399,566	6,159,610
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,166,850

		39,023,684

Toys, Games & Hobbies — 0.6%
Nintendo Co. Ltd.	12,000	1,747,899

Transportation — 0.8%
Deutsche Post AG	172,271	2,201,744

TOTAL COMMON STOCK (Cost $338,479,518)		267,799,413

PREFERRED STOCK — 1.4%
Mining — 1.4%
Vale SA Sponsored ADR (Brazil) 6.320%	191,752	4,026,792

TOTAL PREFERRED STOCK (Cost $2,736,273)		4,026,792

TOTAL EQUITIES (Cost $341,215,791)		271,826,205

TOTAL LONG-TERM INVESTMENTS (Cost $341,215,791)		271,826,205

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$6,244,015	6,244,015

TOTAL SHORT-TERM INVESTMENTS (Cost $6,244,015)		6,244,015

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 95.6% (Cost $347,459,806) (c)	$278,070,220

Other Assets/(Liabilities) — 4.4%	12,895,298

NET ASSETS — 100.0%	$290,965,518

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,244,020. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $6,370,034.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Aerospace & Defense — 1.0%
The Boeing Co.	25,160	$1,522,432

Agriculture — 1.9%
Archer-Daniels-Midland Co.	29,150	723,212
Philip Morris International, Inc.	33,840	2,110,939

		2,834,151

Auto Manufacturers — 1.1%
General Motors Co. (a)	27,260	550,107
Paccar, Inc.	34,370	1,162,393

		1,712,500

Automotive & Parts — 0.4%
The Goodyear Tire & Rubber Co. (a)	56,540	570,489

Banks — 7.9%
Bank of America Corp.	268,940	1,645,913
PNC Financial Services Group, Inc.	57,990	2,794,538
U.S. Bancorp	106,970	2,518,074
Wells Fargo & Co.	199,490	4,811,698

		11,770,223

Beverages — 2.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	30,750	1,629,135
PepsiCo, Inc.	30,340	1,878,046

		3,507,181

Biotechnology — 1.3%
Amgen, Inc.	35,970	1,976,552

Chemicals — 3.8%
CF Industries Holdings, Inc.	8,890	1,096,937
The Dow Chemical Co.	78,650	1,766,479
E.I. du Pont de Nemours & Co.	33,930	1,356,182
The Mosaic Co.	29,650	1,451,961

		5,671,559

Computers — 0.6%
Hewlett-Packard Co.	43,270	971,412

Diversified Financial — 5.8%
BlackRock, Inc.	13,670	2,023,297
Credit Suisse Group Sponsored ADR (Switzerland)	40,680	1,067,443
The Goldman Sachs Group, Inc.	17,370	1,642,333
JP Morgan Chase & Co.	132,180	3,981,262

		8,714,335

Electric — 3.5%
Edison International	37,390	1,430,167
Entergy Corp.	22,290	1,477,604
NextEra Energy, Inc.	15,140	817,863
Northeast Utilities	45,860	1,543,189

		5,268,823

	Number of Shares	Value
Environmental Controls — 0.8%
Republic Services, Inc.	41,880	$1,175,153

Foods — 2.6%
General Mills, Inc.	36,620	1,408,771
Kraft Foods, Inc. Class A	54,610	1,833,804
Sysco Corp.	23,390	605,801

		3,848,376

Hand & Machine Tools — 1.4%
Stanley Black & Decker, Inc.	43,260	2,124,066

Health Care – Products — 4.5%
Baxter International, Inc.	30,260	1,698,797
Covidien PLC	43,320	1,910,412
Johnson & Johnson	34,010	2,166,777
Zimmer Holdings, Inc. (a)	17,650	944,275

		6,720,261

Health Care – Services — 2.5%
HCA Holdings, Inc. (a)	61,885	1,247,602
UnitedHealth Group, Inc.	53,810	2,481,717

		3,729,319

Insurance — 7.5%
ACE Ltd.	56,340	3,414,204
The Chubb Corp.	35,540	2,132,045
Marsh & McLennan Cos., Inc.	93,690	2,486,532
Principal Financial Group, Inc.	47,140	1,068,664
Swiss Re Ltd. (a)	24,136	1,123,339
Unum Group	48,740	1,021,590

		11,246,374

Iron & Steel — 1.2%
Nucor Corp.	21,620	684,057
Steel Dynamics, Inc.	111,250	1,103,600

		1,787,657

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	56,370	1,583,433

Manufacturing — 6.4%
3M Co.	19,250	1,381,958
General Electric Co.	227,180	3,462,223
Illinois Tool Works, Inc.	35,580	1,480,128
Textron, Inc.	49,780	878,119
Tyco International Ltd.	60,190	2,452,742

		9,655,170

Media — 2.4%
CBS Corp. Class B	32,830	669,075
Comcast Corp. Class A	141,540	2,958,186

		3,627,261

Oil & Gas — 10.9%
Apache Corp.	14,740	1,182,738
Chevron Corp.	56,750	5,250,510
EOG Resources, Inc.	11,360	806,674

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exxon Mobil Corp.	30,700	$2,229,741
Marathon Oil Corp.	47,140	1,017,281
Noble Corp. (a)	15,500	454,925
Occidental Petroleum Corp.	38,070	2,722,005
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	24,810	1,539,460
Southwestern Energy Co. (a)	32,350	1,078,225

		16,281,559

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	34,050	1,571,748

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	29,810	713,055

Pharmaceuticals — 6.8%
Abbott Laboratories	28,420	1,453,399
Merck & Co., Inc.	88,990	2,910,863
Pfizer, Inc.	237,110	4,192,105
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	44,720	1,664,478

		10,220,845

Retail — 5.5%
CVS Caremark Corp.	61,820	2,075,915
The Home Depot, Inc.	54,700	1,797,989
Kohl’s Corp.	43,920	2,156,472
Nordstrom, Inc.	31,070	1,419,278
Staples, Inc.	62,510	831,383

		8,281,037

Semiconductors — 5.0%
Analog Devices, Inc.	48,240	1,507,500
Intel Corp.	136,470	2,910,905
Maxim Integrated Products, Inc.	49,860	1,163,234
Xilinx, Inc.	69,550	1,908,452

		7,490,091

Software — 1.5%
Microsoft Corp.	89,060	2,216,703

Telecommunications — 4.6%
AT&T, Inc.	174,090	4,965,047
Cisco Systems, Inc.	122,130	1,891,794

		6,856,841

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	67,990	1,760,261

TOTAL COMMON STOCK (Cost $160,209,837)		145,408,867

TOTAL EQUITIES (Cost $160,209,837)		145,408,867

TOTAL LONG-TERM INVESTMENTS (Cost $160,209,837)		145,408,867

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$4,062,698	$4,062,698

TOTAL SHORT-TERM INVESTMENTS (Cost $4,062,698)		4,062,698

TOTAL INVESTMENTS — 99.7% (Cost $164,272,535) (c)		149,471,565

Other Assets/(Liabilities) — 0.3%		436,044

NET ASSETS — 100.0%		$149,907,609

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,062,702. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $4,146,536.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Advertising — 1.3%
Omnicom Group, Inc.	31,460	$1,158,986

Aerospace & Defense — 1.2%
United Technologies Corp.	15,910	1,119,428

Apparel — 1.5%
Burberry Group PLC	19,097	345,684
Nike, Inc. Class B	12,370	1,057,759

		1,403,443

Banks — 7.4%
Banco Santander SA ADS (Brazil)	57,290	419,363
Bank of New York Mellon Corp.	67,660	1,257,799
Credicorp Ltd.	1,980	182,556
Erste Group Bank AG	22,584	575,643
ICICI Bank Ltd. Sponsored ADR (India)	11,500	399,280
Julius Baer Group Ltd. (a)	27,232	907,495
Komercni Banka AS	2,575	479,992
Standard Chartered PLC	56,757	1,132,835
State Street Corp.	45,970	1,478,395

		6,833,358

Beverages — 7.6%
Carlsberg A/S Class B	7,474	443,327
Diageo PLC	110,835	2,108,721
Dr. Pepper Snapple Group, Inc.	19,440	753,883
Heineken NV	52,257	2,335,337
PepsiCo, Inc.	6,270	388,113
Pernod-Ricard SA	13,331	1,045,261

		7,074,642

Chemicals — 8.6%
Air Liquide	8,041	940,288
Akzo Nobel NV	29,292	1,294,937
Givaudan SA Registered (a)	295	230,461
Linde AG	21,350	2,847,505
Praxair, Inc.	9,030	844,125
The Sherwin-Williams Co.	11,270	837,586
Shin-Etsu Chemical Co. Ltd.	20,800	1,019,839

		8,014,741

Commercial Services — 1.6%
Visa, Inc. Class A	16,830	1,442,668

Computers — 2.0%
Accenture PLC Class A	34,720	1,829,050

Cosmetics & Personal Care — 3.3%
Beiersdorf AG	6,758	361,909
Colgate-Palmolive Co.	15,780	1,399,371
Kao Corp.	10,300	286,510
The Procter & Gamble Co.	16,540	1,044,997

		3,092,787

	Number of Shares	Value
Diversified Financial — 3.9%
Aeon Credit Service Co. Ltd.	21,100	$323,652
American Express Co.	20,780	933,022
Deutsche Boerse AG (a)	12,030	604,096
The Goldman Sachs Group, Inc.	9,880	934,154
UBS AG (a)	72,204	821,918

		3,616,842

Electric — 0.3%
Red Electrica Corp. SA	5,517	251,765

Electrical Components & Equipment — 2.7%
Legrand SA	35,870	1,118,248
Schneider Electric SA	25,065	1,349,463

		2,467,711

Electronics — 2.9%
Amphenol Corp. Class A	17,080	696,352
Hoya Corp.	41,600	958,698
Waters Corp. (a)	13,650	1,030,438

		2,685,488

Entertainment — 0.9%
Ladbrokes PLC	118,710	219,194
William Hill PLC	168,442	591,832

		811,026

Food Services — 1.1%
Compass Group PLC	124,780	1,009,031

Foods — 6.8%
Danone SA	26,872	1,653,736
The J.M. Smucker Co.	12,120	883,427
Nestle SA	56,966	3,131,439
Tesco PLC	115,068	673,085

		6,341,687

Forest Products & Paper — 1.1%
Svenska Cellulosa AB Class B	87,189	1,060,081

Health Care – Products — 4.5%
Johnson & Johnson	13,140	837,149
Medtronic, Inc.	44,250	1,470,870
Sonova Holding AG (a)	5,290	477,360
St. Jude Medical, Inc.	34,120	1,234,803
Synthes, Inc. (b)	1,220	197,262

		4,217,444

Health Care – Services — 1.5%
Thermo Fisher Scientific, Inc. (a)	27,650	1,400,196

Holding Company – Diversified — 1.6%
LVMH Moet Hennessy Louis Vuitton SA	11,337	1,503,363

Household Products — 2.7%
Reckitt Benckiser Group PLC	48,966	2,475,570

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.2%
AXA SA	39,175	$508,653
Swiss Re Ltd. (a)	13,310	619,474

		1,128,127

Leisure Time — 0.3%
Harley-Davidson, Inc.	8,030	275,670

Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	3,540	198,240

Manufacturing — 3.8%
3M Co.	22,460	1,612,403
Honeywell International, Inc.	36,970	1,623,353
Smiths Group PLC	20,152	310,473

		3,546,229

Media — 3.6%
The Walt Disney Co.	74,030	2,232,745
WPP PLC	115,451	1,064,706

		3,297,451

Office Equipment/Supplies — 1.2%
Canon, Inc.	24,900	1,127,274

Oil & Gas — 1.4%
Inpex Corp.	143	881,224
Royal Dutch Shell PLC Class A	12,881	399,938

		1,281,162

Oil & Gas Services — 1.3%
National Oilwell Varco, Inc.	14,350	735,007
Schlumberger Ltd.	8,460	505,316

		1,240,323

Pharmaceuticals — 4.5%
Bayer AG	27,432	1,507,553
DENTSPLY International, Inc.	25,260	775,229
Merck KGaA	12,265	1,003,590
Roche Holding AG	5,559	894,341

		4,180,713

Retail — 5.6%
Cie Financiere Richemont SA	21,663	961,636
Hennes & Mauritz AB Class B	16,660	497,653
Lawson, Inc.	5,100	288,255
Sally Beauty Holdings, Inc. (a)	22,180	368,188
Target Corp.	24,970	1,224,529
Urban Outfitters, Inc. (a)	21,030	469,390
Walgreen Co.	42,800	1,407,692

		5,217,343

Semiconductors — 1.5%
Microchip Technology, Inc.	13,160	409,408
Samsung Electronics Co., Ltd.	1,451	1,016,444

		1,425,852

Software — 3.7%
Autodesk, Inc. (a)	20,800	577,824

	Number of Shares	Value
Dassault Systemes SA	9,704	$685,195
Oracle Corp.	75,710	2,175,906

		3,438,925

Telecommunications — 1.5%
Cisco Systems, Inc.	87,550	1,356,150

Transportation — 3.9%
Canadian National Railway Co.	23,630	1,573,285
Kuehne & Nagel International AG	2,370	265,102
TNT Express NV	44,698	308,410
United Parcel Service, Inc. Class B	23,390	1,477,079

		3,623,876

TOTAL COMMON STOCK (Cost $84,707,590)		91,146,642

TOTAL EQUITIES (Cost $84,707,590)		91,146,642

TOTAL LONG-TERM INVESTMENTS (Cost $84,707,590)		91,146,642

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$1,307,665	1,307,665

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	6,176	6,176

TOTAL SHORT-TERM INVESTMENTS (Cost $1,313,841)		1,313,841

TOTAL INVESTMENTS — 99.6% (Cost $86,021,431) (d)		92,460,483

Other Assets/(Liabilities) — 0.4%		333,929

NET ASSETS — 100.0%		$92,794,412

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $197,262 or 0.21% of net assets.
(c)	Maturity value of $1,307,667. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,335,742.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	11,933,153	$123,866,129
MML Concentrated Growth Fund, Class I (a)	4,442,708	28,388,905
MML Equity Fund, Initial Class (a)	4,273,887	71,354,532
MML Equity Income Fund, Initial Class (a)	13,938,187	114,432,514
MML Foreign Fund, Initial Class (a)	4,450,203	34,222,064
MML Fundamental Value Fund, Class II (a)	6,480,435	62,147,369
MML Global Fund, Class I (a)	4,671,770	34,617,816
MML High Yield Fund, Class II (a)	2,167,378	21,110,266
MML Income & Growth Fund, Initial Class (a)	42,130	322,714
MML Inflation-Protected and Income Fund, Initial Class (a)	2,140,598	24,509,842
MML Large Cap Growth Fund, Initial Class (a)	6,072,213	56,350,132
MML Managed Bond Fund, Initial Class (a)	8,197,078	107,324,873
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,414,368	59,016,615
MML Mid Cap Value Fund, Initial Class (a)	6,553,414	59,570,536
MML Money Market Fund, Initial Class (a)	158,878	158,723
MML PIMCO Total Return Fund, Class II (a)	5,206,849	51,964,349
MML Short-Duration Bond Fund, Class II (a)	6,747,586	69,230,234
MML Small Cap Growth Equity Fund, Initial Class (a)	2,381,330	33,860,301
MML Small Company Value Fund, Class II (a)	3,159,739	45,373,857
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,301,151	10,200,154
MML Strategic Emerging Markets Fund, Class II (a)	3,877	37,299
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	926,979	33,538,102
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,345,754	34,666,627
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	6,164,667	32,549,443
Oppenheimer International Growth Fund, Non-Service Shares (a)	43,002,638	70,524,326

		1,179,337,722

Value
TOTAL MUTUAL FUNDS (Cost $1,068,650,075)	$1,179,337,722

TOTAL LONG-TERM INVESTMENTS (Cost $1,068,650,075)	1,179,337,722

TOTAL INVESTMENTS — 100.1% (Cost $1,068,650,075) (c)	1,179,337,722

Other Assets/(Liabilities) — (0.1)%	(749,084)

NET ASSETS — 100.0%	$1,178,588,638

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Aerospace & Defense — 2.1%
United Technologies Corp.	36,202	$2,547,173

Agriculture — 1.9%
Philip Morris International, Inc.	36,283	2,263,334

Apparel — 1.3%
Nike, Inc. Class B	17,583	1,503,522

Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG	10,574	700,636

Banks — 4.8%
Bank of America Corp.	177,383	1,085,584
Bank of New York Mellon Corp.	47,016	874,027
State Street Corp.	23,482	755,181
SunTrust Banks, Inc.	24,848	446,022
Wells Fargo & Co.	88,680	2,138,962
Zions Bancorp	30,760	432,793

		5,732,569

Beverages — 3.8%
Diageo PLC	63,147	1,201,420
Heineken NV	39,151	1,749,637
PepsiCo, Inc.	25,834	1,599,125

		4,550,182

Building Materials — 0.6%
Owens Corning, Inc. (a)	35,420	767,906

Chemicals — 4.0%
Celanese Corp. Series A	17,050	554,636
Linde AG	11,554	1,540,987
Praxair, Inc.	13,567	1,268,243
The Sherwin-Williams Co.	18,427	1,369,495

		4,733,361

Commercial Services — 2.5%
MasterCard, Inc. Class A	4,602	1,459,570
Visa, Inc. Class A	18,400	1,577,248

		3,036,818

Computers — 8.2%
Accenture PLC Class A	24,020	1,265,373
Apple, Inc. (a)	12,227	4,660,688
EMC Corp. (a)	123,619	2,594,763
International Business Machines Corp.	7,072	1,237,812

		9,758,636

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	13,214	1,171,817
The Procter & Gamble Co.	45,338	2,864,455

		4,036,272

Diversified Financial — 6.8%
American Express Co.	34,088	1,530,551

	Number of Shares	Value
BlackRock, Inc.	8,625	$1,276,586
Franklin Resources, Inc.	14,133	1,351,680
The Goldman Sachs Group, Inc.	16,639	1,573,218
JP Morgan Chase & Co.	79,092	2,382,251

		8,114,286

Electric — 2.6%
Alliant Energy Corp.	23,670	915,556
American Electric Power Co., Inc.	25,853	982,931
Wisconsin Energy Corp.	38,350	1,199,971

		3,098,458

Engineering & Construction — 0.9%
Fluor Corp.	22,980	1,069,719

Foods — 1.8%
Danone SA	19,919	1,225,839
General Mills, Inc.	23,048	886,657

		2,112,496

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	15,920	781,672

Health Care – Products — 7.0%
Baxter International, Inc.	17,167	963,755
Becton, Dickinson & Co.	15,284	1,120,623
Covidien PLC	22,300	983,430
Johnson & Johnson	38,678	2,464,176
Medtronic, Inc.	39,218	1,303,606
St. Jude Medical, Inc.	42,928	1,553,564

		8,389,154

Health Care – Services — 1.1%
Thermo Fisher Scientific, Inc. (a)	26,900	1,362,216

Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	8,619	1,142,938

Household Products — 1.2%
Reckitt Benckiser Group PLC	27,906	1,410,841

Insurance — 2.6%
ACE Ltd.	21,890	1,326,534
Aon Corp.	26,513	1,113,016
MetLife, Inc.	23,010	644,510

		3,084,060

Internet — 3.3%
Check Point Software Technologies Ltd. (a)	22,330	1,178,131
Google, Inc. Class A (a)	4,505	2,317,282
VeriSign, Inc.	16,282	465,828

		3,961,241

Manufacturing — 3.7%
3M Co.	22,803	1,637,027
Danaher Corp.	65,922	2,764,769

		4,401,796

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.7%
Comcast Corp. Class A	43,470	$908,523
Viacom, Inc. Class B	28,980	1,122,685
The Walt Disney Co.	80,467	2,426,885

		4,458,093

Oil & Gas — 7.5%
Apache Corp.	11,590	929,982
Chevron Corp.	27,691	2,561,971
EOG Resources, Inc.	13,490	957,925
Exxon Mobil Corp.	22,379	1,625,387
Hess Corp.	17,862	937,041
Occidental Petroleum Corp.	18,011	1,287,786
QEP Resources, Inc.	26,191	708,990

		9,009,082

Oil & Gas Services — 3.1%
Cameron International Corp. (a)	24,640	1,023,546
Halliburton Co.	27,979	853,919
National Oilwell Varco, Inc.	16,806	860,803
Schlumberger Ltd.	16,447	982,379

		3,720,647

Pharmaceuticals — 4.3%
Abbott Laboratories	46,315	2,368,549
Gilead Sciences, Inc. (a)	33,104	1,284,436
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	23,878	888,739
VCA Antech, Inc. (a)	34,590	552,748

		5,094,472

Pipelines — 0.3%
Kinder Morgan, Inc.	15,250	394,823

Retail — 4.0%
Hennes & Mauritz AB Class B	26,480	790,988
Kohl’s Corp.	29,513	1,449,088
Nordstrom, Inc.	7,761	354,522
Target Corp.	45,878	2,249,857

		4,844,455

Semiconductors — 1.9%
ASML Holding NV	13,830	477,688
Microchip Technology, Inc.	56,499	1,757,684

		2,235,372

Software — 2.9%
Oracle Corp.	122,470	3,519,788

Telecommunications — 4.0%
American Tower Corp. Class A (a)	29,342	1,578,600
AT&T, Inc.	50,164	1,430,677
Cisco Systems, Inc.	117,085	1,813,647

		4,822,924

Transportation — 1.5%
Canadian National Railway Co.	20,189	1,344,183

	Number of Shares	Value
Expeditors International of Washington, Inc.	10,443	$423,464

		1,767,647

TOTAL COMMON STOCK (Cost $118,003,692)		118,426,589

TOTAL EQUITIES (Cost $118,003,692)		118,426,589

TOTAL LONG-TERM INVESTMENTS (Cost $118,003,692)		118,426,589

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$796,932	796,932

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	5,372	5,372

TOTAL SHORT-TERM INVESTMENTS (Cost $802,304)		802,304

TOTAL INVESTMENTS — 99.8% (Cost $118,805,996) (c)		119,228,893

Other Assets/(Liabilities) — 0.2%		296,275

NET ASSETS — 100.0%		$119,525,168

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $796,933. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $813,075.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Aerospace & Defense — 4.9%
General Dynamics Corp.	12,000	$682,680
Northrop Grumman Corp.	12,900	672,864
Raytheon Co.	21,300	870,531
Rockwell Collins, Inc.	3,200	168,832
United Technologies Corp.	16,000	1,125,760

		3,520,667

Agriculture — 3.2%
Altria Group, Inc.	16,500	442,365
Lorillard, Inc.	6,300	697,410
Philip Morris International, Inc.	18,600	1,160,268

		2,300,043

Apparel — 1.3%
VF Corp.	7,700	935,704

Automotive & Parts — 0.4%
Johnson Controls, Inc.	9,700	255,789

Banks — 7.1%
Bank of America Corp.	60,800	372,096
Bank of New York Mellon Corp.	7,600	141,284
Bank of Nova Scotia	16,500	830,117
National Bank of Canada	12,200	813,683
The Toronto-Dominion Bank	9,400	669,096
U.S. Bancorp	37,900	892,166
Wells Fargo & Co.	57,100	1,377,252

		5,095,694

Beverages — 2.3%
The Coca-Cola Co.	14,000	945,840
Diageo PLC	37,900	721,077

		1,666,917

Chemicals — 3.1%
The Dow Chemical Co.	15,700	352,622
E.I. du Pont de Nemours & Co.	25,200	1,007,244
Olin Corp.	18,700	336,787
Praxair, Inc.	5,600	523,488

		2,220,141

Coal — 0.4%
CONSOL Energy, Inc.	4,300	145,899
Peabody Energy Corp.	3,700	125,356

		271,255

Commercial Services — 0.3%
Automatic Data Processing, Inc.	4,200	198,030

Computers — 2.0%
International Business Machines Corp.	8,300	1,452,749

Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	15,700	991,926

	Number of Shares	Value
Diversified Financial — 3.1%
American Express Co.	17,400	$781,260
JP Morgan Chase & Co.	47,500	1,430,700

		2,211,960

Electric — 6.8%
American Electric Power Co., Inc.	11,100	422,022
Consolidated Edison, Inc.	4,300	245,186
Dominion Resources, Inc.	15,000	761,550
Duke Energy Corp.	16,300	325,837
FirstEnergy Corp.	3,800	170,658
ITC Holdings Corp.	2,500	193,575
NextEra Energy, Inc.	11,100	599,622
Northeast Utilities	8,300	279,295
PPL Corp.	9,600	273,984
Public Service Enterprise Group, Inc.	17,300	577,301
The Southern Co.	17,200	728,764
Wisconsin Energy Corp.	7,600	237,804

		4,815,598

Foods — 4.1%
General Mills, Inc.	19,100	734,777
H.J. Heinz Co.	10,800	545,184
Kraft Foods, Inc. Class A	21,900	735,402
Unilever NV NY Shares	28,300	891,167

		2,906,530

Forest Products & Paper — 1.2%
MeadWestvaco Corp.	19,300	474,008
Temple-Inland, Inc.	11,300	354,481

		828,489

Gas — 0.4%
Sempra Energy	5,700	293,550

Health Care – Products — 1.2%
Johnson & Johnson	13,500	860,085

Household Products — 0.8%
Kimberly-Clark Corp.	8,100	575,181

Insurance — 3.1%
The Chubb Corp.	12,100	725,879
Prudential Financial, Inc.	11,200	524,832
The Travelers Cos., Inc.	19,000	925,870

		2,176,581

Machinery – Construction & Mining — 1.7%
Caterpillar, Inc.	16,100	1,188,824

Machinery – Diversified — 2.0%
Deere & Co.	18,400	1,188,088
Rockwell Automation, Inc.	3,900	218,400

		1,406,488

Manufacturing — 3.1%
3M Co.	8,500	610,215
General Electric Co.	71,600	1,091,184

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	11,400	$500,574

		2,201,973

Media — 1.0%
Comcast Corp. Special Class A	34,000	703,460

Mining — 4.0%
Barrick Gold Corp.	10,000	468,652
BHP Billiton Ltd.	45,000	1,495,125
Cameco Corp.	7,500	137,704
Rio Tinto Ltd.	8,400	491,800
Southern Copper Corp.	9,600	239,904

		2,833,185

Oil & Gas — 10.4%
Chevron Corp.	23,400	2,164,968
ConocoPhillips	12,200	772,504
EQT Corp.	9,900	528,264
Exxon Mobil Corp.	21,100	1,532,493
Marathon Oil Corp.	18,200	392,756
Marathon Petroleum Corp.	9,100	246,246
Murphy Oil Corp.	2,100	92,736
Occidental Petroleum Corp.	8,600	614,900
Total SA Sponsored ADR (France)	24,400	1,070,428

		7,415,295

Oil & Gas Services — 0.6%
Schlumberger Ltd.	6,900	412,137

Packaging & Containers — 0.2%
Packaging Corporation of America	7,600	177,080

Pharmaceuticals — 6.1%
Abbott Laboratories	11,800	603,452
Bristol-Myers Squibb Co.	39,700	1,245,786
Mead Johnson Nutrition Co.	11,200	770,896
Merck & Co., Inc.	24,500	801,395
Pfizer, Inc.	53,300	942,344

		4,363,873

Pipelines — 1.8%
Enbridge, Inc.	28,800	919,324
Spectra Energy Corp.	15,700	385,121

		1,304,445

Real Estate Investment Trusts (REITS) — 0.2%
Weyerhaeuser Co.	8,400	130,620

Retail — 4.7%
The Home Depot, Inc.	21,100	693,557
Limited Brands, Inc.	20,700	797,157
McDonald’s Corp.	14,100	1,238,262
Wal-Mart Stores, Inc.	11,400	591,660

		3,320,636

Semiconductors — 0.9%
Intel Corp.	31,200	665,496

Software — 0.7%
Microsoft Corp.	21,300	530,157

	Number of Shares	Value
Telecommunications — 6.2%
AT&T, Inc.	43,700	$1,246,324
BCE, Inc.	7,500	280,950
CenturyLink, Inc.	30,976	1,025,925
Frontier Communications Corp.	5,300	32,383
Verizon Communications, Inc.	32,300	1,188,640
Vodafone Group PLC Sponsored ADR (United Kingdom)	15,200	389,880
Windstream Corp.	23,900	278,674

		4,442,776

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	15,600	403,884

Transportation — 2.5%
Canadian National Railway Co.	12,100	805,618
Union Pacific Corp.	5,400	441,018
United Parcel Service, Inc. Class B	8,500	536,775

		1,783,411

Water — 0.8%
American Water Works Co., Inc.	18,300	552,294

TOTAL COMMON STOCK (Cost $63,284,340)		67,412,923

TOTAL EQUITIES (Cost $63,284,340)		67,412,923

TOTAL LONG-TERM INVESTMENTS (Cost $63,284,340)		67,412,923

	Principal Amount
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (a)	$3,556,033	3,556,033

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	3,197	3,197

TOTAL SHORT-TERM INVESTMENTS (Cost $3,559,230)		3,559,230

TOTAL INVESTMENTS — 99.6% (Cost $66,843,570) (b)		70,972,153

Other Assets/(Liabilities) — 0.4%		281,100

NET ASSETS — 100.0%		$71,253,253

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $3,556,036. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $3,631,295.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Aerospace & Defense — 1.2%
Goodrich Corp.	14,900	$1,798,132

Apparel — 3.4%
Nike, Inc. Class B	34,000	2,907,340
Ralph Lauren Corp.	17,210	2,232,137

		5,139,477

Beverages — 4.1%
The Coca-Cola Co.	64,370	4,348,837
Hansen Natural Corp. (a)	21,140	1,845,311

		6,194,148

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	21,270	1,362,556
Biogen Idec, Inc. (a)	21,280	1,982,232

		3,344,788

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	24,100	963,277
Potash Corp. of Saskatchewan, Inc.	35,470	1,533,013

		2,496,290

Commercial Services — 3.5%
MasterCard, Inc. Class A	6,890	2,185,232
Visa, Inc. Class A	37,070	3,177,641

		5,362,873

Computers — 10.6%
Apple, Inc. (a)	25,720	9,803,950
Cognizant Technology Solutions Corp. Class A (a)	36,560	2,292,312
EMC Corp. (a)	116,600	2,447,434
NetApp, Inc. (a)	17,770	603,114
Riverbed Technology, Inc. (a)	46,970	937,521

		16,084,331

Cosmetics & Personal Care — 1.3%
The Estee Lauder Cos., Inc. Class A	22,080	1,939,507

Diversified Financial — 5.2%
American Express Co.	51,520	2,313,248
CME Group, Inc.	4,280	1,054,592
Franklin Resources, Inc.	20,660	1,975,922
IntercontinentalExchange, Inc. (a)	22,440	2,653,755

		7,997,517

Electric — 0.5%
ITC Holdings Corp.	10,780	834,695

Electrical Components & Equipment — 1.3%
AMETEK, Inc.	62,030	2,045,129

Electronics — 1.9%
Agilent Technologies, Inc. (a)	74,950	2,342,187

	Number of Shares	Value
Trimble Navigation Ltd. (a)	17,330	$581,422

		2,923,609

Engineering & Construction — 0.7%
Fluor Corp.	22,430	1,044,117

Internet — 9.9%
Amazon.com, Inc. (a)	24,070	5,204,656
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	14,830	1,585,476
Check Point Software Technologies Ltd. (a)	33,500	1,767,460
F5 Networks, Inc. (a)	15,920	1,131,116
Google, Inc. Class A (a)	8,240	4,238,491
Priceline.com, Inc. (a)	2,600	1,168,596

		15,095,795

Iron & Steel — 0.6%
Allegheny Technologies, Inc.	26,350	974,687

Lodging — 1.2%
Las Vegas Sands Corp. (a)	46,870	1,796,996

Machinery – Construction & Mining — 1.4%
Joy Global, Inc.	33,260	2,074,759

Machinery – Diversified — 1.6%
Cummins, Inc.	13,290	1,085,261
Eaton Corp.	37,100	1,317,050

		2,402,311

Metal Fabricate & Hardware — 2.5%
Precision Castparts Corp.	24,390	3,791,669

Mining — 1.4%
Barrick Gold Corp.	45,940	2,143,101

Oil & Gas — 3.6%
Ensco PLC Sponsored ADR (United Kingdom)	39,250	1,586,877
Noble Energy, Inc.	37,780	2,674,824
Plains Exploration & Production Co. (a)	56,000	1,271,760

		5,533,461

Oil & Gas Services — 4.0%
Baker Hughes, Inc.	50,750	2,342,620
Schlumberger Ltd.	62,440	3,729,541

		6,072,161

Pharmaceuticals — 8.1%
Allergan, Inc.	35,010	2,884,124
AmerisourceBergen Corp.	48,370	1,802,750
Express Scripts, Inc. (a)	35,160	1,303,381
Perrigo Co.	18,880	1,833,437
Shire PLC Sponsored ADR (United Kingdom)	16,790	1,577,084

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SXC Health Solutions Corp. (a)	22,060	$1,228,742
Valeant Pharmaceuticals International, Inc.	44,590	1,655,181

		12,284,699

Retail — 6.1%
Abercrombie & Fitch Co. Class A	30,850	1,899,126
Coach, Inc.	30,260	1,568,376
Costco Wholesale Corp.	36,450	2,993,274
Dick’s Sporting Goods, Inc. (a)	42,010	1,405,655
Limited Brands, Inc.	35,250	1,357,477

		9,223,908

Semiconductors — 2.6%
Altera Corp.	29,220	921,307
Avago Technologies Ltd.	37,590	1,231,824
Broadcom Corp. Class A (a)	56,480	1,880,219

		4,033,350

Software — 6.3%
Autodesk, Inc. (a)	41,650	1,157,037
Cerner Corp. (a)	20,190	1,383,419
Citrix Systems, Inc. (a)	24,770	1,350,708
Intuit, Inc. (a)	30,260	1,435,534
Oracle Corp.	120,820	3,472,367
Salesforce.com, Inc. (a)	7,510	858,243

		9,657,308

Telecommunications — 5.3%
American Tower Corp. Class A (a)	55,580	2,990,204
Polycom, Inc. (a)	57,620	1,058,480
Qualcomm, Inc.	82,610	4,017,324

		8,066,008

Transportation — 3.0%
CSX Corp.	138,450	2,584,862
Expeditors International of Washington, Inc.	48,900	1,982,895

		4,567,757

TOTAL COMMON STOCK (Cost $146,460,467)		144,922,583

TOTAL EQUITIES (Cost $146,460,467)		144,922,583

TOTAL LONG-TERM INVESTMENTS (Cost $146,460,467)		144,922,583

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$6,346,858	$6,346,858

TOTAL SHORT-TERM INVESTMENTS (Cost $6,346,858)		6,346,858

TOTAL INVESTMENTS — 99.3% (Cost $152,807,325) (c)		151,269,441

Other Assets/(Liabilities) — 0.7%		1,072,740

NET ASSETS — 100.0%		$152,342,181

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,346,864. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $6,478,080.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.8%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	21,330	$1,549,411

Agriculture — 1.0%
Philip Morris International, Inc.	31,440	1,961,227

Banks — 10.9%
Bank of New York Mellon Corp.	434,340	8,074,381
Julius Baer Group Ltd. (a)	95,740	3,190,494
Wells Fargo & Co.	412,873	9,958,497

		21,223,372

Beverages — 4.6%
The Coca-Cola Co.	52,530	3,548,927
Diageo PLC Sponsored ADR (United Kingdom)	40,400	3,067,572
Heineken Holding NV Class A	62,550	2,412,828

		9,029,327

Building Materials — 0.3%
Martin Marietta Materials, Inc.	9,980	630,936

Chemicals — 2.8%
Air Products & Chemicals, Inc.	13,420	1,024,886
Ecolab, Inc.	17,470	854,108
Monsanto Co.	37,650	2,260,506
Potash Corp. of Saskatchewan, Inc.	15,096	652,449
Praxair, Inc.	7,000	654,360

		5,446,309

Coal — 0.4%
China Coal Energy Co. Class H	971,700	848,636

Commercial Services — 2.9%
Iron Mountain, Inc.	149,699	4,733,483
Visa, Inc. Class A	9,760	836,627

		5,570,110

Computers — 0.6%
Hewlett-Packard Co.	55,000	1,234,750

Cosmetics & Personal Care — 0.1%
Natura Cosmeticos SA	13,700	233,160

Distribution & Wholesale — 0.3%
Li & Fung Ltd.	288,000	474,984

Diversified Financial — 7.0%
American Express Co.	232,932	10,458,647
Ameriprise Financial, Inc.	28,790	1,133,174
The Charles Schwab Corp.	76,560	862,831
The Goldman Sachs Group, Inc.	8,800	832,040
JP Morgan Chase & Co.	10,116	304,694

		13,591,386

Electronics — 0.3%
Agilent Technologies, Inc. (a)	18,590	580,937

	Number of Shares	Value
Foods — 1.3%
Kraft Foods, Inc. Class A	48,300	$1,621,914
Nestle SA	3,500	192,396
Unilever NV NY Shares	24,160	760,799

		2,575,109

Forest Products & Paper — 0.0%
Sino-Forest Corp. (a) (b)	152,310	50,145
Sino-Forest Corp. (a) (b) (c)	3,900	1,284

		51,429

Health Care – Products — 5.2%
Baxter International, Inc.	29,290	1,644,340
Becton, Dickinson & Co.	29,500	2,162,940
Johnson & Johnson	97,790	6,230,201

		10,037,481

Holding Company – Diversified — 1.1%
China Merchants Holdings International Co. Ltd.	808,900	2,177,510

Housewares — 0.2%
Hunter Douglas NV	6,765	270,049

Insurance — 10.2%
ACE Ltd.	18,840	1,141,704
Aon Corp.	6,000	251,880
Berkshire Hathaway, Inc. Class A (a)	25	2,670,000
Everest Re Group Ltd.	3,290	261,160
Fairfax Financial Holdings Ltd.	2,640	1,015,555
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	410,264
Loews Corp.	190,050	6,566,228
Markel Corp. (a)	595	212,492
The Progressive Corp.	297,550	5,284,488
Transatlantic Holdings, Inc.	42,743	2,073,890

		19,887,661

Internet — 3.5%
Expedia, Inc.	35,610	916,957
Google, Inc. Class A (a)	9,865	5,074,359
Liberty Media Corp. – Interactive Class A (a)	58,650	866,261

		6,857,577

Leisure Time — 0.8%
Harley-Davidson, Inc.	46,530	1,597,375

Machinery – Construction & Mining — 0.9%
BHP Billiton PLC	36,200	959,226
Rio Tinto PLC	19,672	868,812

		1,828,038

Media — 1.4%
Grupo Televisa SA Sponsored ADR (Mexico)	23,710	436,027

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liberty Media Corp. – Liberty Starz Class A (a)	3,746	$238,096
The Walt Disney Co.	67,370	2,031,879

		2,706,002

Oil & Gas — 10.2%
Canadian Natural Resources Ltd.	148,880	4,357,718
Devon Energy Corp.	42,540	2,358,418
EOG Resources, Inc.	94,960	6,743,109
Occidental Petroleum Corp.	74,830	5,350,345
OGX Petroleo e Gas Participacoes SA (a)	171,800	1,050,764

		19,860,354

Oil & Gas Services — 0.9%
Schlumberger Ltd.	5,600	334,488
Transocean Ltd.	28,159	1,344,311

		1,678,799

Packaging & Containers — 1.1%
Sealed Air Corp.	132,300	2,209,410

Pharmaceuticals — 6.2%
Express Scripts, Inc. (a)	83,280	3,087,190
Merck & Co., Inc.	207,945	6,801,881
Pfizer, Inc.	62,490	1,104,823
Roche Holding AG	7,200	1,158,348

		12,152,242

Real Estate — 1.7%
Brookfield Asset Management, Inc. Class A	56,700	1,562,085
Hang Lung Properties Ltd.	325,000	1,652,653

		3,214,738

Retail — 13.5%
Bed Bath & Beyond, Inc. (a)	89,020	5,101,736
CarMax, Inc. (a)	34,070	812,570
Costco Wholesale Corp.	136,730	11,228,268
CVS Caremark Corp.	274,268	9,209,919

		26,352,493

Semiconductors — 1.7%
Intel Corp.	24,350	519,386
Texas Instruments, Inc.	106,110	2,827,831

		3,347,217

Software — 1.5%
Activision Blizzard, Inc.	112,270	1,336,013
Microsoft Corp.	62,810	1,563,341

		2,899,354

Telecommunications — 0.2%
America Movil SAB de CV Sponsored ADR (Mexico)	16,980	374,918

	Number of Shares	Value
Transportation — 1.2%
China Shipping Development Co. Ltd. Class H	570,000	$353,314
Kuehne & Nagel International AG	16,500	1,845,648
LLX Logistica SA (a)	28,300	54,636

		2,253,598

TOTAL COMMON STOCK (Cost $181,329,161)		184,705,899

PREFERRED STOCK — 0.0%
Iron & Steel — 0.0%
MMX Mineracao e Metalicos SA	28,300	44,702

TOTAL PREFERRED STOCK (Cost $43,447)		44,702

TOTAL EQUITIES (Cost $181,372,608)		184,750,601

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (c) (d) 5.000% 8/01/13	$359,000	93,340

TOTAL CORPORATE DEBT (Cost $350,424)		93,340

TOTAL BONDS & NOTES (Cost $350,424)		93,340

TOTAL LONG-TERM INVESTMENTS (Cost $181,723,032)		184,843,941

SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (e)	7,081,008	7,081,008

TOTAL SHORT-TERM INVESTMENTS (Cost $7,081,008)		7,081,008

TOTAL INVESTMENTS — 98.5% (Cost $188,804,040) (f)		191,924,949

Other Assets/(Liabilities) — 1.5%		2,912,328

NET ASSETS — 100.0%		$194,837,277

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $94,624 or 0.05% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $93,340 or 0.05% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $7,081,014. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $7,225,025.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 94.2%
Advertising — 0.6%
Lamar Advertising Co. Class A (a)	100,000	$1,703,000

Aerospace & Defense — 1.6%
Goodrich Corp.	25,000	3,017,000
Rockwell Collins, Inc.	35,000	1,846,600

		4,863,600

Automotive & Parts — 0.6%
WABCO Holdings, Inc. (a)	47,000	1,779,420

Banks — 0.5%
TCF Financial Corp.	151,000	1,383,160

Beverages — 0.3%
Hansen Natural Corp. (a)	10,000	872,900

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	42,000	2,690,520
Human Genome Sciences, Inc. (a)	91,000	1,154,790
Illumina, Inc. (a)	17,000	695,640
Regeneron Pharmaceuticals, Inc. (a)	46,000	2,677,200
Vertex Pharmaceuticals, Inc. (a)	27,000	1,202,580

		8,420,730

Chemicals — 0.5%
Rockwood Holdings, Inc. (a)	47,000	1,583,430

Coal — 1.3%
CONSOL Energy, Inc.	92,000	3,121,560
Peabody Energy Corp.	22,000	745,360

		3,866,920

Commercial Services — 7.6%
Gartner, Inc. (a)	111,000	3,870,570
Global Payments, Inc.	93,000	3,756,270
Hertz Global Holdings, Inc. (a)	200,000	1,780,000
Manpower, Inc.	83,000	2,790,460
Quanta Services, Inc. (a)	180,000	3,382,200
Robert Half International, Inc.	37,000	785,140
Verisk Analytics, Inc. Class A (a)	56,000	1,947,120
Weight Watchers International, Inc.	27,000	1,572,750
Western Union Co.	192,000	2,935,680

		22,820,190

Computers — 2.3%
IHS, Inc. Class A (a)	61,000	4,563,410
MICROS Systems, Inc. (a)	53,000	2,327,230

		6,890,640

Distribution & Wholesale — 1.4%
Fastenal Co.	129,000	4,293,120

Diversified Financial — 3.2%
Air Lease Corp. (a)	78,000	1,497,600
CBOE Holdings, Inc.	69,000	1,688,430

	Number of Shares	Value
Eaton Vance Corp.	63,000	$1,403,010
Interactive Brokers Group, Inc. Class A	14,000	195,020
IntercontinentalExchange, Inc. (a)	21,000	2,483,460
TD Ameritrade Holding Corp.	159,000	2,338,095

		9,605,615

Electric — 1.3%
Calpine Corp. (a)	280,000	3,942,400

Electrical Components & Equipment — 2.5%
A123 Systems, Inc. (a)	40,800	140,352
AMETEK, Inc.	143,000	4,714,710
The Babcock & Wilcox Co. (a)	142,000	2,776,100

		7,631,162

Electronics — 2.4%
Dolby Laboratories, Inc. Class A (a)	70,000	1,920,800
FLIR Systems, Inc.	91,000	2,279,550
Trimble Navigation Ltd. (a)	91,000	3,053,050

		7,253,400

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	10,000	632,100

Engineering & Construction — 0.8%
McDermott International, Inc. (a)	229,000	2,464,040

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	24,000	547,200

Foods — 0.6%
Whole Foods Market, Inc.	27,000	1,763,370

Health Care – Products — 5.4%
Bruker Corp. (a)	132,000	1,785,960
C.R. Bard, Inc.	37,000	3,238,980
CareFusion Corp. (a)	118,000	2,826,100
Edwards Lifesciences Corp. (a)	24,000	1,710,720
Henry Schein, Inc. (a)	59,000	3,658,590
IDEXX Laboratories, Inc. (a)	37,000	2,551,890
QIAGEN NV (a)	26,000	359,580

		16,131,820

Health Care – Services — 2.7%
Covance, Inc. (a)	71,000	3,226,950
Laboratory Corporation of America Holdings (a)	23,000	1,818,150
MEDNAX, Inc. (a)	24,000	1,503,360
Universal Health Services, Inc. Class B	46,000	1,564,000

		8,112,460

Insurance — 3.0%
Aon Corp.	55,000	2,308,900
HCC Insurance Holdings, Inc.	64,000	1,731,200
Principal Financial Group, Inc.	63,000	1,428,210

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.R. Berkley Corp.	64,000	$1,900,160
Willis Group Holdings PLC	45,000	1,546,650

		8,915,120

Internet — 2.2%
Ariba, Inc. (a)	55,000	1,524,050
Liberty Media Corp. – Interactive Class A (a)	158,000	2,333,660
Rackspace Hosting, Inc. (a)	31,000	1,058,340
TIBCO Software, Inc. (a)	73,000	1,634,470
WebMD Health Corp. (a)	5,800	174,870

		6,725,390

Lodging — 1.4%
Choice Hotels International, Inc.	45,000	1,337,400
Marriott International, Inc. Class A	109,000	2,969,160

		4,306,560

Machinery – Diversified — 3.7%
Gardner Denver, Inc.	62,000	3,940,100
IDEX Corp.	88,000	2,742,080
Roper Industries, Inc.	62,000	4,272,420

		10,954,600

Manufacturing — 2.7%
Acuity Brands, Inc.	25,000	901,000
Crane Co.	27,000	963,630
Pall Corp.	70,000	2,968,000
Textron, Inc.	193,000	3,404,520

		8,237,150

Media — 2.8%
Discovery Communications, Inc. Series A (a)	53,000	1,993,860
Discovery Communications, Inc. Series C (a)	62,000	2,179,300
FactSet Research Systems, Inc.	27,000	2,402,190
Liberty Media Corp. – Liberty Starz Class A (a)	27,000	1,716,120

		8,291,470

Mining — 2.8%
Agnico-Eagle Mines Ltd.	55,000	3,273,600
Franco-Nevada Corp.	73,000	2,640,930
HudBay Minerals, Inc.	91,000	869,050
Osisko Mining Corp. (a)	119,000	1,506,947

		8,290,527

Oil & Gas — 5.1%
Continental Resources, Inc. (a)	31,000	1,499,470
EQT Corp.	60,000	3,201,600
QEP Resources, Inc.	73,000	1,976,110
Quicksilver Resources, Inc. (a)	107,000	811,060
Range Resources Corp.	65,000	3,799,900
SM Energy Co.	37,000	2,244,050
Ultra Petroleum Corp. (a)	62,000	1,718,640

		15,250,830

	Number of Shares	Value
Oil & Gas Services — 1.2%
FMC Technologies, Inc. (a)	53,000	$1,992,800
Trican Well Service Ltd.	92,500	1,311,719
Trican Well Service Ltd. (b)	16,500	233,982

		3,538,501

Pharmaceuticals — 3.6%
DENTSPLY International, Inc.	129,000	3,959,010
Elan Corp. PLC Sponsored ADR (Ireland) (a)	146,000	1,537,380
SXC Health Solutions Corp. (a)	37,000	2,060,900
Theravance, Inc. (a)	54,000	1,087,560
Valeant Pharmaceuticals International, Inc.	54,000	2,004,480

		10,649,330

Real Estate — 0.4%
Jones Lang LaSalle, Inc.	22,000	1,139,820

Retail — 9.6%
Bed Bath & Beyond, Inc. (a)	37,000	2,120,470
CarMax, Inc. (a)	127,000	3,028,950
Chipotle Mexican Grill, Inc. (a)	6,000	1,817,700
Dollar General Corp. (a)	155,000	5,852,800
Kohl’s Corp.	37,000	1,816,700
MSC Industrial Direct Co., Inc. Class A	27,000	1,524,420
O’Reilly Automotive, Inc. (a)	55,000	3,664,650
Panera Bread Co. Class A (a)	16,000	1,663,040
Shoppers Drug Mart Corp.	105,000	4,093,186
Starbucks Corp.	32,000	1,193,280
Tim Hortons, Inc.	40,000	1,851,200

		28,626,396

Savings & Loans — 0.4%
BankUnited, Inc.	55,000	1,141,800

Semiconductors — 6.7%
Altera Corp.	45,000	1,418,850
Atmel Corp. (a)	184,000	1,484,880
Cree, Inc. (a)	44,000	1,143,120
Intersil Corp. Class A	148,000	1,522,920
Marvell Technology Group Ltd. (a)	156,000	2,266,680
MEMC Electronic Materials, Inc. (a)	153,000	801,720
Microchip Technology, Inc.	56,000	1,742,160
NVIDIA Corp. (a)	162,000	2,025,000
PMC-Sierra, Inc. (a)	73,000	436,540
Rovi Corp. (a)	55,000	2,363,900
Silicon Laboratories, Inc. (a)	56,000	1,876,560
Xilinx, Inc.	106,000	2,908,640

		19,990,970

Software — 6.1%
Allscripts Healthcare Solutions, Inc. (a)	97,000	1,747,940
Concur Technologies, Inc. (a)	50,000	1,861,000
Fiserv, Inc. (a)	55,000	2,792,350

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MSCI, Inc. Class A (a)	100,000	$3,033,000
Nuance Communications, Inc. (a)	256,000	5,212,160
Red Hat, Inc. (a)	82,000	3,465,320

		18,111,770

Telecommunications — 2.9%
Amdocs Ltd. (a)	111,000	3,010,320
JDS Uniphase Corp. (a)	265,000	2,642,050
Juniper Networks, Inc. (a)	54,000	932,040
Motorola Mobility Holdings, Inc. (a)	57,000	2,153,460

		8,737,870

Transportation — 0.8%
Kansas City Southern (a)	27,000	1,348,920
UTI Worldwide, Inc.	91,000	1,186,640

		2,535,560

TOTAL COMMON STOCK (Cost $254,552,635)		282,004,341

PREFERRED STOCK — 1.0%
Internet — 0.7%
Coupons.com (a) (c)	134,468	738,680
Living Social (a) (c)	158,890	1,221,864

		1,960,544

Retail — 0.3%
Michael Kors Holdings Ltd. (a) (c)	19,678	906,248

TOTAL PREFERRED STOCK (Cost $2,542,815)		2,866,792

TOTAL EQUITIES (Cost $257,095,450)		284,871,133

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electrical Components & Equipment — 0.2%
A123 Systems, Inc., Convertible 3.750% 4/15/16	$293,000	189,717

TOTAL CORPORATE DEBT (Cost $293,000)		189,717

TOTAL BONDS & NOTES (Cost $293,000)		189,717

	Number of Shares	Value
MUTUAL FUNDS — 1.9%
Diversified Financial — 1.9%
T. Rowe Price Government Reserve Investment Fund	5,786,565	$5,786,565

TOTAL MUTUAL FUNDS (Cost $5,786,565)		5,786,565

TOTAL LONG-TERM INVESTMENTS (Cost $263,175,015)		290,847,415

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (d)	$8,718,770	8,718,770

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	7,399	7,399

TOTAL SHORT-TERM INVESTMENTS (Cost $8,726,169)		8,726,169

TOTAL INVESTMENTS — 100.1% (Cost $271,901,184) (e)		299,573,584

Other Assets/(Liabilities) — (0.1)%		(372,328)

NET ASSETS — 100.0%		$299,201,256

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $233,982 or 0.08% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $8,718,778. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $8,893,462.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Advertising — 0.5%
Omnicom Group, Inc.	47,800	$1,760,952

Airlines — 1.0%
Southwest Airlines Co.	472,400	3,798,096

Auto Manufacturers — 0.5%
Oshkosh Corp. (a)	114,200	1,797,508

Banks — 6.6%
Comerica, Inc.	217,262	4,990,508
Commerce Bancshares, Inc.	107,389	3,731,768
Cullen/Frost Bankers, Inc.	31,800	1,458,348
Northern Trust Corp.	262,102	9,168,328
State Street Corp.	46,200	1,485,792
SunTrust Banks, Inc.	95,800	1,719,610
Westamerica Bancorp.	45,400	1,739,728

		24,294,082

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	92,000	3,567,760

Building Materials — 0.3%
Martin Marietta Materials, Inc.	20,300	1,283,366

Chemicals — 1.1%
Minerals Technologies, Inc.	41,581	2,048,696
Olin Corp.	100,600	1,811,806

		3,860,502

Coal — 0.3%
Peabody Energy Corp.	30,700	1,040,116

Commercial Services — 1.1%
Booz Allen Hamilton Holding Corp. (a)	182,979	2,720,898
Paychex, Inc.	50,800	1,339,596

		4,060,494

Computers — 0.3%
Seagate Technology PLC	98,500	1,012,580

Diversified Financial — 1.2%
Franklin Resources, Inc.	23,100	2,209,284
T. Rowe Price Group, Inc.	49,800	2,378,946

		4,588,230

Electric — 11.3%
Consolidated Edison, Inc.	38,200	2,178,164
The Empire District Electric Co.	218,700	4,238,406
Great Plains Energy, Inc.	237,400	4,581,820
IDACORP, Inc.	57,400	2,168,572
Northeast Utilities	83,371	2,805,434
NV Energy, Inc.	385,200	5,666,292
PG&E Corp.	140,000	5,923,400
Portland General Electric Co.	88,881	2,105,591

	Number of Shares	Value
Westar Energy, Inc.	237,614	$6,277,762
Wisconsin Energy Corp.	50,378	1,576,328
Xcel Energy, Inc.	170,873	4,218,854

		41,740,623

Electrical Components & Equipment — 2.1%
Emerson Electric Co.	44,200	1,825,902
Hubbell, Inc. Class B	60,466	2,995,486
Molex, Inc.	171,800	2,899,984

		7,721,372

Electronics — 3.5%
Brady Corp. Class A	63,300	1,673,019
Koninklijke Philips Electronics NV	326,100	5,837,416
Thomas & Betts Corp. (a)	131,200	5,236,192

		12,746,627

Entertainment — 0.6%
International Speedway Corp. Class A	58,121	1,327,484
Speedway Motorsports, Inc.	58,254	703,708

		2,031,192

Environmental Controls — 3.5%
Republic Services, Inc.	376,464	10,563,580
Waste Management, Inc.	67,959	2,212,745

		12,776,325

Foods — 5.1%
General Mills, Inc.	72,700	2,796,769
H.J. Heinz Co.	11,400	575,472
Kellogg Co.	67,900	3,611,601
Ralcorp Holdings, Inc. (a)	86,000	6,597,060
Sysco Corp.	206,000	5,335,400

		18,916,302

Gas — 0.7%
AGL Resources, Inc.	59,000	2,403,660

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	35,800	1,757,780

Health Care – Products — 4.4%
Boston Scientific Corp. (a)	558,600	3,301,326
CareFusion Corp. (a)	189,921	4,548,608
Hologic, Inc. (a)	80,800	1,228,968
Zimmer Holdings, Inc. (a)	136,300	7,292,050

		16,370,952

Health Care – Services — 2.7%
CIGNA Corp.	55,300	2,319,282
Humana, Inc.	21,700	1,578,241
LifePoint Hospitals, Inc. (a)	148,900	5,455,696
Select Medical Holdings Corp. (a)	101,005	673,703

		10,026,922

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 0.3%
Thor Industries, Inc.	57,300	$1,269,195

Home Furnishing — 1.3%
Whirlpool Corp.	92,900	4,636,639

Household Products — 2.5%
The Clorox Co.	47,900	3,177,207
Kimberly-Clark Corp.	84,894	6,028,323

		9,205,530

Insurance — 10.6%
ACE Ltd.	41,400	2,508,840
The Allstate Corp.	180,200	4,268,938
Aon Corp.	72,100	3,026,758
Arthur J. Gallagher & Co.	69,900	1,838,370
The Chubb Corp.	31,200	1,871,688
HCC Insurance Holdings, Inc.	181,520	4,910,116
Marsh & McLennan Cos., Inc.	189,411	5,026,968
Primerica, Inc.	17,276	372,471
Symetra Financial Corp.	139,829	1,139,606
Torchmark Corp.	44,350	1,546,041
Transatlantic Holdings, Inc.	120,364	5,840,061
The Travelers Cos., Inc.	79,500	3,874,035
Unum Group	135,400	2,837,984

		39,061,876

Machinery – Construction & Mining — 0.6%
Ingersoll-Rand PLC	74,100	2,081,469

Manufacturing — 3.0%
Harsco Corp.	68,000	1,318,520
ITT Corp.	116,300	4,884,600
Tyco International Ltd.	122,400	4,987,800

		11,190,920

Metal Fabricate & Hardware — 1.3%
Kaydon Corp.	170,810	4,898,831

Mining — 0.6%
Newmont Mining Corp.	34,689	2,181,938

Oil & Gas — 5.5%
Devon Energy Corp.	38,500	2,134,440
EQT Corp.	45,699	2,438,498
Imperial Oil Ltd.	232,900	8,365,642
Murphy Oil Corp.	98,200	4,336,512
Ultra Petroleum Corp. (a)	101,700	2,819,124

		20,094,216

Packaging & Containers — 1.3%
Bemis Co., Inc.	169,066	4,955,324

Pharmaceuticals — 1.3%
Eli Lilly & Co.	25,000	924,250
Patterson Cos., Inc.	136,900	3,919,447

		4,843,697

Pipelines — 0.2%
Spectra Energy Partners LP	30,568	862,323

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.5%
Government Properties Income Trust	233,710	$5,027,102
Host Hotels & Resorts, Inc.	160,100	1,751,494
National Health Investors, Inc.	17,500	737,275
Piedmont Office Realty Trust, Inc. Class A	207,688	3,358,315
Weyerhaeuser Co.	134,993	2,099,141

		12,973,327

Retail — 5.9%
Best Buy Co., Inc.	47,000	1,095,100
CEC Entertainment, Inc.	141,600	4,031,352
CVS Caremark Corp.	104,200	3,499,036
Lowe’s Cos., Inc.	399,800	7,732,132
Staples, Inc.	327,100	4,350,430
Target Corp.	23,500	1,152,440

		21,860,490

Savings & Loans — 3.3%
Capitol Federal Financial, Inc.	344,378	3,636,632
Hudson City Bancorp, Inc.	715,000	4,046,900
People’s United Financial, Inc.	388,412	4,427,897

		12,111,429

Semiconductors — 3.1%
Applied Materials, Inc.	505,500	5,231,925
Emulex Corp. (a)	271,600	1,738,240
Teradyne, Inc. (a)	403,900	4,446,939

		11,417,104

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. (a)	37,700	917,241

Telecommunications — 4.9%
American Tower Corp. Class A (a)	159,500	8,581,100
CenturyLink, Inc.	138,575	4,589,604
Harris Corp.	41,800	1,428,306
tw telecom, Inc. (a)	108,500	1,792,420
Windstream Corp.	126,900	1,479,654

		17,871,084

Transportation — 0.2%
Heartland Express, Inc.	46,700	633,252

TOTAL COMMON STOCK (Cost $410,019,347)		360,621,326

TOTAL EQUITIES (Cost $410,019,347)		360,621,326

TOTAL LONG-TERM INVESTMENTS (Cost $410,019,347)		360,621,326

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$5,119,647	$5,119,647

TOTAL SHORT-TERM INVESTMENTS (Cost $5,119,647)		5,119,647

TOTAL INVESTMENTS — 99.4% (Cost $415,138,994) (c)		365,740,973

Other Assets/(Liabilities) — 0.6%		2,333,258

NET ASSETS — 100.0%		$368,074,231

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $5,119,651. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/01/25, and an aggregate market value, including accrued interest, of $5,223,803.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,454,659	$87,759,365
MML Concentrated Growth Fund, Class I (a)	2,569,597	16,419,728
MML Equity Fund, Initial Class (a)	3,020,170	50,423,137
MML Equity Income Fund, Initial Class (a)	9,709,678	79,716,459
MML Foreign Fund, Initial Class (a)	3,944,507	30,333,257
MML Fundamental Value Fund, Class II (a)	5,141,772	49,309,589
MML Global Fund, Class I (a)	2,818,135	20,882,383
MML High Yield Fund, Class II (a)	2,393,421	23,311,917
MML Income & Growth Fund, Initial Class (a)	222,568	1,704,875
MML Inflation-Protected and Income Fund, Initial Class (a)	2,724,123	31,191,211
MML Large Cap Growth Fund, Initial Class (a)	4,357,010	40,433,056
MML Managed Bond Fund, Initial Class (a)	11,986,000	156,933,469
MML Mid Cap Growth Fund, Initial Class (a) (b)	4,015,795	43,772,163
MML Mid Cap Value Fund, Initial Class (a)	3,729,339	33,899,687
MML Money Market Fund, Initial Class (a)	137,405	137,271
MML PIMCO Total Return Fund, Class II (a)	8,703,148	86,857,416
MML Short-Duration Bond Fund, Class II (a)	8,620,356	88,444,856
MML Small Cap Growth Equity Fund, Initial Class (a)	1,397,104	19,865,519
MML Small Company Value Fund, Class II (a)	2,045,419	29,372,219
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,087,616	8,526,180
MML Strategic Emerging Markets Fund, Class II (a)	12,013	115,561
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	530,527	19,194,464
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,167,798	30,082,466
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	9,294,682	49,075,921
Oppenheimer International Growth Fund, Non-Service Shares (a)	24,827,211	40,716,625

		1,038,478,794

Value
TOTAL MUTUAL FUNDS (Cost $978,622,154)	$1,038,478,794

TOTAL LONG-TERM INVESTMENTS (Cost $978,622,154)	1,038,478,794

TOTAL INVESTMENTS — 100.1% (Cost $978,622,154) (c)	1,038,478,794

Other Assets/(Liabilities) — (0.1)%	(678,946)

NET ASSETS — 100.0%	$1,037,799,848

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Auto Manufacturers — 0.5%
Paccar, Inc.	1,846	$62,432

Beverages — 0.6%
Green Mountain Coffee Roasters, Inc. (a)	773	71,843

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc. (a)	931	59,640
Amgen, Inc.	4,664	256,287
Biogen Idec, Inc. (a)	1,224	114,015
Celgene Corp. (a)	2,316	143,407
Illumina, Inc. (a)	630	25,779
Life Technologies Corp. (a)	914	35,125
Vertex Pharmaceuticals, Inc. (a)	1,053	46,901

		681,154

Chemicals — 0.3%
Sigma-Aldrich Corp.	616	38,063

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	693	27,449
Automatic Data Processing, Inc.	2,473	116,602
Paychex, Inc.	1,832	48,310

		192,361

Computers — 18.1%
Apple, Inc. (a)	4,681	1,784,304
Cognizant Technology Solutions Corp. Class A (a)	1,533	96,119
Dell, Inc. (a)	9,213	130,364
NetApp, Inc. (a)	1,881	63,841
Research In Motion Ltd. (a)	2,631	53,409
SanDisk Corp. (a)	1,208	48,743
Seagate Technology PLC	2,119	21,783

		2,198,563

Distribution & Wholesale — 0.4%
Fastenal Co.	1,490	49,587

Electronics — 0.6%
Flextronics International Ltd. (a)	3,696	20,809
FLIR Systems, Inc.	801	20,065
Garmin Ltd.	981	31,166

		72,040

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	436	27,560

Environmental Controls — 0.3%
Stericycle, Inc. (a)	434	35,032

Foods — 0.5%
Whole Foods Market, Inc.	893	58,322

	Number of Shares	Value
Health Care – Products — 1.0%
Henry Schein, Inc. (a)	465	$28,834
Intuitive Surgical, Inc. (a)	197	71,763
QIAGEN NV (a)	1,196	16,541

		117,138

Internet — 16.5%
Akamai Technologies, Inc. (a)	931	18,508
Amazon.com, Inc. (a)	2,292	495,599
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,369	146,360
Check Point Software Technologies Ltd. (a)	1,049	55,345
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	740	23,798
eBay, Inc. (a)	6,508	191,921
Expedia, Inc.	1,252	32,239
F5 Networks, Inc. (a)	408	28,988
Google, Inc. Class A (a)	1,284	660,464
Liberty Media Corp. – Interactive Class A (a)	2,892	42,715
Netflix, Inc. (a)	265	29,988
Priceline.com, Inc. (a)	251	112,815
Symantec Corp. (a)	3,787	61,728
VeriSign, Inc.	840	24,032
Yahoo!, Inc. (a)	6,375	83,895

		2,008,395

Lodging — 0.6%
Wynn Resorts Ltd.	631	72,615

Machinery – Construction & Mining — 0.3%
Joy Global, Inc.	531	33,124

Media — 4.5%
Comcast Corp. Class A	10,551	220,516
DIRECTV Class A (a)	3,728	157,508
News Corp. Class A	9,233	142,835
Sirius XM Radio, Inc. (a)	19,938	30,106

		550,965

Pharmaceuticals — 3.7%
DENTSPLY International, Inc.	720	22,097
Express Scripts, Inc. (a)	2,465	91,377
Gilead Sciences, Inc. (a)	3,894	151,087
Mylan, Inc. (a)	2,153	36,601
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,533	131,498
Warner Chilcott PLC Class A (a)	1,269	18,147

		450,807

Retail — 5.2%
Bed Bath & Beyond, Inc. (a)	1,259	72,153
Costco Wholesale Corp.	2,211	181,567
Dollar Tree, Inc. (a)	616	46,268

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	686	$45,708
Ross Stores, Inc.	591	46,506
Sears Holdings Corp. (a)	540	31,061
Staples, Inc.	3,581	47,627
Starbucks Corp.	3,768	140,509
Urban Outfitters, Inc. (a)	795	17,745

		629,144

Semiconductors — 8.8%
Altera Corp.	1,636	51,583
Applied Materials, Inc.	6,654	68,869
Broadcom Corp. Class A (a)	2,429	80,861
Intel Corp.	26,516	565,586
KLA-Tencor Corp.	844	32,308
Lam Research Corp. (a)	625	23,738
Linear Technology Corp.	1,151	31,825
Marvell Technology Group Ltd. (a)	3,088	44,869
Maxim Integrated Products, Inc.	1,490	34,762
Microchip Technology, Inc.	961	29,897
Micron Technology, Inc. (a)	5,061	25,507
NVIDIA Corp. (a)	3,041	38,012
Xilinx, Inc.	1,340	36,770

		1,064,587

Software — 19.0%
Activision Blizzard, Inc.	5,770	68,663
Adobe Systems, Inc. (a)	2,494	60,280
Autodesk, Inc. (a)	1,155	32,086
BMC Software, Inc. (a)	887	34,203
CA, Inc.	2,549	49,476
Cerner Corp. (a)	854	58,516
Citrix Systems, Inc. (a)	951	51,858
Electronic Arts, Inc. (a)	1,666	34,070
Fiserv, Inc. (a)	715	36,301
Infosys Ltd. Sponsored ADR (India)	422	21,551
Intuit, Inc. (a)	1,535	72,820
Microsoft Corp.	42,306	1,052,996
Oracle Corp.	25,544	734,135

		2,306,955

Telecommunications — 8.4%
Cisco Systems, Inc.	27,773	430,204
NII Holdings, Inc. (a)	870	23,446
Qualcomm, Inc.	8,482	412,480
Virgin Media, Inc.	1,587	38,643
Vodafone Group PLC Sponsored ADR (United Kingdom)	4,535	116,323

		1,021,096

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	1,731	44,816

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	833	57,036

	Number of Shares	Value
Expeditors International of Washington, Inc.	1,071	$43,429

		100,465

TOTAL COMMON STOCK (Cost $10,589,141)		11,887,064

TOTAL EQUITIES (Cost $10,589,141)		11,887,064

MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
PowerShares QQQ Trust, Series 1	263	13,813

TOTAL MUTUAL FUNDS (Cost $11,706)		13,813

TOTAL LONG-TERM INVESTMENTS (Cost $10,600,847)		11,900,877

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$280,997	280,997

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.007% 11/17/11	10,000	10,000
U.S. Treasury Bill (c) 0.020% 5/03/12	5,000	4,999
U.S. Treasury Bill (c) 0.051% 11/17/11	5,000	5,000
U.S. Treasury Bill (c) 0.089% 11/17/11	5,000	4,999

		24,998

TOTAL SHORT-TERM INVESTMENTS (Cost $305,995)		305,995

TOTAL INVESTMENTS — 100.5% (Cost $10,906,842) (d)		12,206,872

Other Assets/(Liabilities) — (0.5)%		(56,240)

NET ASSETS — 100.0%		$12,150,632

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(b)	Maturity value of $280,997. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $288,036.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Savings & Loans — 0.4%
GMAC Capital Trust I 8.125%	44,000	$803,000

TOTAL PREFERRED STOCK (Cost $1,100,000)		803,000

TOTAL EQUITIES (Cost $1,100,000)		803,000

	Principal Amount
BONDS & NOTES — 118.2%

BANK LOANS — 0.4%
Diversified Financial — 0.4%
AGFS Funding Co. Term Loan FRN 5.500% 5/10/17	$1,000,000	872,500

TOTAL BANK LOANS (Cost $995,000)		872,500

CORPORATE DEBT — 38.6%
Agriculture — 0.1%
Altria Group, Inc. 7.750% 2/06/14	100,000	113,910

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (Acquired 9/14/11, Cost $200,000) FRN (a) (b) 1.543% 9/13/13	200,000	200,026
Volkswagen International Finance NV FRN (a) 0.696% 10/01/12	600,000	601,094

		801,120

Banks — 8.2%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	748,960
Bank of America Corp. FRN 1.673% 1/30/14	500,000	452,868
Bank of India (c) 4.750% 9/30/15	200,000	196,746
Bank of India 6.250% 2/16/21	1,100,000	1,075,528
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	100,745
BBVA Bancomer SA (a) 6.500% 3/10/21	1,000,000	922,500
BBVA US Senior SA FRN 2.415% 5/16/14	800,000	770,565

	Principal Amount	Value
BNP Paribas 5.000% 1/15/21	$200,000	$195,803
BNP Paribas SA FRN 1.146% 1/10/14	500,000	466,345
Cie de Financement Foncier (a) 2.125% 4/22/13	1,000,000	1,001,765
Export-Import Bank of Korea SGD (a) (d) 1.050% 3/03/12	300,000	229,324
GMAC, Inc. 7.500% 12/31/13	100,000	101,500
HBOS PLC FRN EUR (d) 2.212% 3/29/16	2,100,000	2,111,789
HBOS PLC (a) 6.750% 5/21/18	100,000	85,256
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	99,448
ICICI Bank Ltd (a) 4.750% 11/25/16	900,000	860,460
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	188,126
ING Bank NV FRN (a) 1.397% 3/15/13	1,100,000	1,092,515
Intesa Sanpaolo SpA FRN (a) 2.708% 2/24/14	200,000	180,101
Intesa Sanpaolo SpA (a) 6.500% 2/24/21	800,000	710,720
Lloyds TSB Bank PLC 4.875% 1/21/16	200,000	197,149
The Royal Bank of Scotland PLC 4.375% 3/16/16	500,000	478,098
The Royal Bank of Scotland PLC EUR (d) 6.934% 4/09/18	100,000	105,006
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (b) (d) 2.011% 3/30/15	100,000	73,481
Santander Issuances SA Unipersonal VRN GBP (d) 7.300% 7/27/19	2,500,000	3,588,138
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	192,223
State Bank of India 4.500% 10/23/14	200,000	204,726
State Bank of India (a) 4.500% 7/27/15	300,000	300,253
Turkiye Garanti Bankasi AS FRN (a) 2.751% 4/20/16	200,000	180,000
US Bank NA VRN EUR (d) 4.375% 2/28/17	700,000	867,488

		17,777,626

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.802% 1/27/14	$500,000	$503,763
Pernod-Ricard SA (a) 5.750% 4/07/21	300,000	328,816

		832,579

Building Materials — 0.1%
Cemex SAB de CV (a) 9.000% 1/11/18	200,000	135,500
Corporacion GEO SAB de CV (a) 8.875% 9/25/14	200,000	200,000

		335,500

Chemicals — 1.1%
Braskem Finance Ltd. (a) 5.750% 4/15/21	800,000	730,080
Braskem Finance Ltd. (a) 7.000% 5/07/20	1,000,000	1,015,000
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	420,000
Lyondell Chemical Co. (a) 8.000% 11/01/17	160,000	172,400

		2,337,480

Coal — 0.1%
Arch Western Finance LLC 6.750% 7/01/13	200,000	199,500

Commercial Services — 0.6%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,321,860

Computers — 0.4%
Hewlett-Packard Co. FRN 0.588% 5/24/13	800,000	790,935

Diversified Financial — 13.8%
Ally Financial, Inc. FRN 3.478% 2/11/14	1,100,000	1,010,923
Ally Financial, Inc. FRN 3.751% 6/20/14	2,100,000	1,916,787
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	905,000
American Express Credit Corp. 5.875% 5/02/13	595,000	631,001
American General Finance Corp. EUR (d) 4.125% 11/29/13	1,500,000	1,763,850
Banque PSA Finance FRN (a) 2.146% 4/04/14	300,000	282,850
CIT Group, Inc. 7.000% 5/01/15	200,000	198,500
Citigroup, Inc. FRN 1.136% 2/15/13	100,000	98,590
Citigroup, Inc. FRN 1.696% 1/13/14	200,000	194,659

	Principal Amount	Value
Countrywide Financial Corp. 5.800% 6/07/12	$700,000	$702,015
Credit Agricole Home Loan FRN (a) 1.002% 7/21/14	600,000	585,338
Federal Home Loan Mortgage Corp. 2.000% 8/25/16	500,000	517,630
Federal Home Loan Mortgage Corp. 2.500% 5/27/16	500,000	529,860
Federal Home Loan Mortgage Corp. 4.875% 6/13/18	500,000	596,370
Federal National Mortgage Association 2.000% 2/18/15	200,000	208,186
Federal National Mortgage Association 2.000% 9/21/15	800,000	830,140
Federal National Mortgage Association (e) (f) 2.250% 3/15/16	3,300,000	3,450,373
Federal National Mortgage Association 4.375% 10/15/15	200,000	226,833
Ford Motor Credit Co. FRN 2.996% 1/13/12	200,000	200,862
Ford Motor Credit Co. 5.625% 9/15/15	1,000,000	1,005,915
Ford Motor Credit Co. 7.000% 10/01/13	100,000	105,012
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	210,000
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,200,000	1,339,103
HSBC Holdings PLC 5.100% 4/05/21	1,800,000	1,853,550
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	303,580
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	601,500
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	1,691,032
Merrill Lynch & Co., Inc. EUR (d) 4.875% 5/30/14	600,000	764,472
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	99,103
Merrill Lynch & Co., Inc. 5.571% 10/04/12	900,000	916,830
Morgan Stanley FRN 2.786% 5/14/13	100,000	96,697
Morgan Stanley, Series F 6.625% 4/01/18	800,000	793,650
SLM Corp. 5.000% 10/01/13	900,000	880,990
SLM Corp. 5.050% 11/14/14	4,300,000	4,149,164
SLM Corp. 8.450% 6/15/18	100,000	104,017

		29,764,382

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.0%
Comision Federal de Electricidad (a) 4.875% 5/26/21	$1,200,000	$1,206,000
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	103,587
Entergy Corp. 3.625% 9/15/15	100,000	100,097
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	194,490
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	97,732
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	107,777
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	222,000
NRG Energy, Inc. 8.250% 9/01/20	100,000	94,500

		2,126,183

Forest Products & Paper — 0.7%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	100,532
MeadWestvaco Corp. 6.850% 4/01/12	1,339,000	1,352,386

		1,452,918

Holding Company – Diversified — 0.7%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,058,411
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	176,000
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	264,000
Noble Group Ltd. (c) 6.750% 1/29/20	100,000	88,000

		1,586,411

Insurance — 1.9%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,108,000
American International Group, Inc. 6.400% 12/15/20	700,000	713,153
American International Group, Inc. VRN 8.175% 5/15/68	1,000,000	882,500
MetLife Institutional Funding II FRN (a) 1.146% 4/04/14	1,300,000	1,298,406

		4,002,059

Iron & Steel — 0.7%
CSN Resources SA (a) 6.500% 7/21/20	400,000	417,000
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	615,000

	Principal Amount	Value
Gerdau Trade, Inc. (a) 5.750% 1/30/21	$500,000	$473,750

		1,505,750

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. FRN 0.468% 5/21/13	700,000	700,561

Media — 0.5%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,059,289

Oil & Gas — 1.6%
BP Capital Markets PLC (c) 2.375% 12/14/11	800,000	802,859
Ecopetrol SA 7.625% 7/23/19	200,000	233,000
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	511,321
Petrobras International Finance Co. 5.375% 1/27/21	400,000	404,400
Petrobras International Finance Co. 5.750% 1/20/20	400,000	415,200
Petrobras International Finance Co. 8.375% 12/10/18	200,000	236,000
Petroleos Mexicanos (a) 6.500% 6/02/41	700,000	724,500
Transocean, Inc. 4.950% 11/15/15	100,000	105,316

		3,432,596

Pipelines — 0.1%
NGPL PipeCo LLC (a) 6.514% 12/15/12	300,000	312,247

Real Estate — 0.1%
Qatari Diar Finance QSC (c) 5.000% 7/21/20	200,000	213,500

Savings & Loans — 0.3%
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	300,000	282,000
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	396,000

		678,000

Telecommunications — 4.9%
BellSouth Corp. (a) 4.463% 4/26/21	2,500,000	2,545,473
Deutsche Telekom International Finance BV GBP (d) 6.500% 4/08/22	1,500,000	2,705,638
France Telecom SA 4.375% 7/08/14	5,000,000	5,335,350

		10,586,461

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	$1,200,000	$1,226,975

TOTAL CORPORATE DEBT (Cost $85,845,658)		83,157,842

MUNICIPAL OBLIGATIONS — 3.9%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	978,040
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,414,430
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	100,000	70,037
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,292,660
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,608,492
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,398,241
State of California BAB 5.700% 11/01/21	500,000	542,160

		8,304,060

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,891,530)		8,304,060

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.9%
Automobile ABS — 0.2%
Auto Compartiment, Series 2007-2, Class A FRN EUR (c) (d) 1.748% 10/25/20	319,572	417,055

Commercial MBS — 3.4%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 1.979% 11/15/15	193,240	172,198
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.805% 2/24/51	900,000	974,376
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.853% 6/11/40	1,267,718	1,305,281
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (c) (d) 1.003% 1/25/20	1,017,185	1,319,456

	Principal Amount	Value
European Loan Conduit, Series 25A, Class A FRN (a) 1.685% 5/15/19	$541,548	$588,492
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.951% 11/05/27	295,427	291,611
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	100,000	99,718
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.984% 8/15/45	1,500,000	1,636,158
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (c) (d) 1.113% 10/23/16	787,227	1,018,065

		7,405,355

Credit Card ABS — 2.6%
Chester Asset Receivables Dealings, Series 2008-A1, Class A FRN EUR (c) (d) 2.335% 1/15/14	700,000	936,332
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.329% 5/16/16	4,000,000	4,037,046
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.979% 8/15/18	600,000	627,941

		5,601,319

Other ABS — 1.1%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.519% 11/08/17	1,746,676	1,690,515
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.548% 5/21/21	500,000	460,763
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.680% 12/19/16	213,457	205,415

		2,356,693

Student Loans ABS — 0.1%
SLM Student Loan Trust, Series 2009-C, Class A FRN (a) 4.500% 11/16/43	93,916	89,506
SLM Student Loan Trust, Series 2009-B, Class A1 FRN (a) 6.229% 7/15/42	196,768	184,330

		273,836

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 3.5%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.893% 9/25/36	$131,068	$119,376
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A FRN 2.500% 12/25/35	840,656	729,441
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.491% 12/20/54	305,727	288,148
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN 1.456% 12/20/54	764,990	965,963
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (c) (d) 1.546% 12/20/54	359,995	454,571
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (c) (d) 1.626% 12/20/54	305,727	386,046
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (c) (d) 1.285% 9/20/44	391,057	580,891
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (c) (d) 1.305% 9/20/44	117,317	174,270
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (c) (d) 1.988% 1/20/44	14,645	18,691
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.756% 9/25/35	873,636	757,530
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,415,248	1,378,108
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,700,000	1,508,512
Thornburg Mortgage Securities Trust, Series 2007-2, Class A1 FRN 0.375% 6/25/37	142,014	137,781

		7,499,328

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,387,388)		23,553,586

SOVEREIGN DEBT OBLIGATIONS — 5.8%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (d) 4.125% 9/15/17	100,000	128,643
Canada Government Bond CAD (d) 2.750% 9/01/16	200,000	203,092

	Principal Amount	Value
Canada Government Bond CAD (d) 3.000% 12/01/15	$100,000	$102,087
Canada Government Bond CAD (d) 3.750% 6/01/19	300,000	324,466
Canada Government Bond CAD (d) 4.250% 6/01/18	200,000	221,493
Canada Housing Trust No 1 CAD (a) (d) 2.750% 9/15/14	300,000	298,509
Canada Housing Trust No 1 (Acquired 9/15/11, Cost $110,371) CAD (a) (b) (d) 3.800% 6/15/21	100,000	104,747
Canada Housing Trust No. 1 CAD (a) (d) 2.450% 12/15/15	1,200,000	1,186,281
Canada Housing Trust No. 1 CAD (a) (d) 3.350% 12/15/20	200,000	202,687
Indonesia Government International Bond (c) 7.250% 4/20/15	100,000	111,500
Instituto de Credito Oficial FRN EUR (c) (d) 3.286% 3/25/14	300,000	387,266
Italy Buoni Poliennali Del Tesoro EUR (d) 2.100% 9/15/16	306,933	377,741
Italy Buoni Poliennali Del Tesoro EUR (d) 2.100% 9/15/21	2,174,361	2,362,524
Korea Finance Corp. 3.250% 9/20/16	100,000	96,011
Korea Housing Finance Corp. (a) (c) 4.125% 12/15/15	400,000	410,475
Mexican Bonos MXN (d) 6.000% 6/18/15	800,000	59,411
Province of Ontario Canada 1.375% 1/27/14	200,000	202,222
Province of Ontario Canada 1.600% 9/21/16	3,300,000	3,292,476
Province of Ontario Canada 4.000% 6/02/21	100,000	102,416
Province of Ontario Canada 4.250% 12/01/21	100,000	103,531
Republic of Indonesia (c) 7.500% 1/15/16	100,000	113,677
Russia Government International Bond STEP (c) 7.500% 3/31/30	605,500	680,388
Spain Government Bond EUR (d) 4.650% 7/30/25	1,100,000	1,339,247

		12,410,890

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,440,036)		12,410,890

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 34.7%
Pass-Through Securities — 34.7%
Federal National Mortgage Association
Pool #932850 4.000% 12/01/40	$1,000,000	$1,049,179
Pool #MA0583 4.000% 12/01/40	1,600,001	1,678,688
Pool #AI8873 4.000% 8/01/41	499,182	523,731
Pool #AI8985 4.000% 8/01/41	499,346	523,904
Pool #AA4524 4.500% 3/01/24	568,921	606,368
Pool #930858 4.500% 4/01/24	193,561	206,180
Pool #931412 4.500% 6/01/24	763,513	813,291
Pool #AA0856 4.500% 1/01/39	69,079	73,367
Pool #AA1747 4.500% 1/01/39	173,905	184,699
Pool #AA0466 4.500% 2/01/39	316,670	336,325
Pool #AA4603 4.500% 4/01/39	829,745	880,989
Pool #931504 4.500% 7/01/39	376,140	400,075
Pool #AC1095 4.500% 7/01/39	857,442	912,540
Pool #932277 4.500% 12/01/39	329,130	351,720
Pool #AE2265 4.500% 3/01/40	479,878	509,514
Pool #AE3461 4.500% 10/01/40	970,951	1,030,611
Pool #AH4108 4.500% 3/01/41	989,944	1,050,771
Pool #AH7801 4.500% 3/01/41	920,789	984,849
Pool #AH8594 4.500% 3/01/41	411,462	436,745
Pool #AL0160 4.500% 5/01/41	2,000,198	2,123,101
Pool #AI0788 4.500% 6/01/41	1,000,099	1,061,863
Federal National Mortgage Association TBA
Pool #3043 4.000% 12/01/39 (g)	12,900,000	13,520,812
Pool #16354 4.500% 4/01/39 (g)	2,400,000	2,549,063
Pool #11047 4.500% 4/01/39 (g)	26,600,000	28,220,937

	Principal Amount	Value
Pool #25956 5.000% 9/01/36 (g)	$11,000,000	$11,831,875
Pool #45519 5.500% 3/01/35 (g)	2,800,000	3,039,094

		74,900,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $74,431,531)		74,900,291

U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bonds & Notes — 23.9%
U.S. Treasury Inflation Index 2.000% 1/15/26	113,824	135,491
U.S. Treasury Inflation Index (e) 2.375% 1/15/27	2,016,450	2,523,014
U.S. Treasury Note 0.125% 9/30/13	5,600,000	5,585,781
U.S. Treasury Note 1.375% 9/30/18	10,000,000	9,951,953
U.S. Treasury Note 1.500% 7/31/16	2,000,000	2,053,984
U.S. Treasury Note 2.625% 8/15/20	4,100,000	4,391,805
U.S. Treasury Note 2.625% 11/15/20	3,300,000	3,529,453
U.S. Treasury Note 3.000% 2/28/17	8,200,000	9,035,696
U.S. Treasury Note 3.125% 5/15/21	700,000	777,055
U.S. Treasury Note 3.375% 11/15/19	300,000	340,277
U.S. Treasury Note 3.500% 5/15/20	1,300,000	1,489,008
U.S. Treasury Note 3.625% 2/15/20	1,100,000	1,269,984
U.S. Treasury Note (f) 3.625% 2/15/21	9,000,000	10,398,515

		51,482,016

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,045,150)		51,482,016

TOTAL BONDS & NOTES (Cost $257,036,293)		254,681,185

	Units

PURCHASED OPTIONS — 0.0%
Interest Rate Swaptions — 0.0%
Interest Rate Swaption USD 1 Year Call, Strike 1.25	7,800,000	53,492

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Units	Value
Interest Rate Swaption USD 1 Year Call, Strike 1.25	2,900,000	$19,888

		73,380

TOTAL PURCHASED OPTIONS (Cost $40,597)		73,380

TOTAL LONG-TERM INVESTMENTS (Cost $258,176,890)		255,557,565

	Principal Amount
SHORT-TERM INVESTMENTS — 10.5%
Commercial Paper — 8.8%
Itau Unibanco SA 0.010% 2/06/12	$1,600,000	1,590,766
Itau Unibanco SA 1.450% 12/05/11	300,000	299,223
Kells Funding LLC (a) 0.240% 11/07/11	7,400,000	7,398,175
Kells Funding LLC (a) 0.270% 11/03/11	3,100,000	3,099,233
Kells Funding LLC (a) 0.470% 1/27/12	6,700,000	6,689,678

		19,077,075

Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (h)	3,142,768	3,142,768

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/03/11	48,589	48,589

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (f) 0.020% 10/20/11	260,000	260,000
U.S. Treasury Bill (f) 0.110% 2/02/12	260,000	259,995

		519,995

TOTAL SHORT-TERM INVESTMENTS (Cost $22,788,427)		22,788,427

TOTAL INVESTMENTS — 129.1% (Cost $280,965,317) (i)		278,345,992

Other Assets/(Liabilities) — (29.1)%		(62,818,815)

NET ASSETS — 100.0%		$215,527,177

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $57,505,788 or 26.68% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At September 30, 2011, these securities amounted to a value of $378,254 or 0.18% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2011, these securities amounted to a value of $9,150,886 or 4.25% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $3,142,771. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $3,205,839.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.3%

COMMON STOCK — 92.3%
Aerospace & Defense — 1.1%
Aerovironment, Inc. (a)	17,500	$492,625
Moog, Inc. Class A (a)	25,220	822,676
Teledyne Technologies, Inc. (a)	25,000	1,221,500

		2,536,801

Airlines — 0.5%
Copa Holdings SA Class A	9,433	577,960
US Airways Group, Inc. (a)	112,500	618,750

		1,196,710

Apparel — 3.6%
Deckers Outdoor Corp. (a)	4,510	420,603
Steven Madden Ltd. (a)	6,740	202,874
Under Armour, Inc. Class A (a)	68,900	4,575,649
The Warnaco Group, Inc. (a)	59,500	2,742,355

		7,941,481

Automotive & Parts — 0.6%
Meritor, Inc. (a)	106,500	751,890
Tenneco, Inc. (a)	21,500	550,615

		1,302,505

Banks — 1.7%
Boston Private Financial Holdings, Inc.	123,200	724,416
CVB Financial Corp.	51,770	398,111
International Bancshares Corp.	48,760	641,194
MB Financial, Inc.	34,970	514,759
National Penn Bancshares, Inc.	53,200	372,932
PacWest Bancorp	44,750	623,815
Signature Bank (a)	11,510	549,372

		3,824,599

Beverages — 1.8%
Boston Beer Co., Inc. Class A (a)	26,700	1,941,090
Cott Corp. (a)	81,320	553,789
Green Mountain Coffee Roasters, Inc. (a)	16,850	1,566,039

		4,060,918

Biotechnology — 1.3%
Exelixis, Inc. (a)	84,990	464,045
Immunogen, Inc. (a)	16,100	176,456
Incyte Corp. (a)	59,760	834,847
Seattle Genetics, Inc. (a)	64,640	1,232,039
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands)(a)	22,500	261,900

		2,969,287

Building Materials — 0.6%
Armstrong World Industries, Inc.	12,600	433,944

	Number of Shares	Value
Lennox International, Inc.	21,950	$565,871
Trex Co., Inc. (a)	14,914	239,071

		1,238,886

Chemicals — 0.9%
Ferro Corp. (a)	77,830	478,655
Methanex Corp.	47,885	997,923
Olin Corp.	33,000	594,330

		2,070,908

Coal — 0.1%
James River Coal Co. (a)	33,220	211,611

Commercial Services — 4.8%
The Advisory Board Co. (a)	16,820	1,085,395
AerCap Holdings NV (a)	69,070	685,174
Convergys Corp. (a)	67,620	634,276
Corrections Corporation of America (a)	38,720	878,557
CoStar Group, Inc. (a)	19,900	1,034,203
Estacio Participacoes SA	23,445	205,740
Forrester Research, Inc.	17,500	568,925
The Geo Group, Inc. (a)	32,670	606,355
Healthspring, Inc. (a)	17,510	638,415
Huron Consulting Group, Inc. (a)	27,380	852,339
Localiza Rent a Car SA	18,350	243,007
PAREXEL International Corp. (a)	21,917	414,889
Pharmaceutical Product Development, Inc.	25,390	651,507
TrueBlue, Inc. (a)	38,400	435,072
United Rentals, Inc. (a)	28,550	480,782
Weight Watchers International, Inc.	14,600	850,450
Wright Express Corp. (a)	11,200	426,048

		10,691,134

Computers — 6.1%
Cadence Design Systems, Inc. (a)	96,440	891,106
Fortinet, Inc. (a)	29,460	494,928
LivePerson, Inc. (a)	33,150	329,842
LogMeIn, Inc. (a)	97,900	3,251,259
MICROS Systems, Inc. (a)	108,600	4,768,626
Quantum Corp. (a)	256,500	464,265
Stratasys, Inc. (a)	93,100	1,726,074
SYKES Enterprises, Inc. (a)	85,663	1,280,662
Syntel, Inc.	10,640	459,542

		13,666,304

Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc. (a)	15,520	248,165
LKQ Corp. (a)	90,488	2,186,190

		2,434,355

Diversified Financial — 4.1%
Financial Engines, Inc. (a)	29,180	528,450
Greenhill & Co., Inc.	93,900	2,684,601

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Knight Capital Group, Inc. Class A (a)	25,390	$308,742
National Financial Partners Corp. (a)	56,610	619,314
Netspend Holdings, Inc. (a)	13,000	66,820
Portfolio Recovery Associates, Inc. (a)	78,700	4,896,714

		9,104,641

Electric — 0.6%
El Paso Electric Co.	19,800	635,382
IDACORP, Inc.	21,050	795,269

		1,430,651

Electrical Components & Equipment — 2.7%
A123 Systems, Inc. (a)	98,100	337,464
General Cable Corp. (a)	117,000	2,731,950
GrafTech International Ltd. (a)	196,300	2,493,010
SunPower Corp. Class B (a)	34,949	256,875
Universal Display Corp. (a)	3,430	164,434

		5,983,733

Electronics — 1.9%
Celestica, Inc. (a)	86,820	629,445
Faro Technologies, Inc. (a)	42,400	1,337,720
Jabil Circuit, Inc.	88,640	1,576,906
PerkinElmer, Inc.	23,630	453,932
Stoneridge, Inc. (a)	49,710	259,486

		4,257,489

Engineering & Construction — 0.1%
Aecom Technology Corp. (a)	12,650	223,526

Entertainment — 1.1%
Bally Technologies, Inc. (a)	22,940	618,921
Churchill Downs, Inc.	19,390	756,792
Cinemark Holdings, Inc.	19,230	363,062
DreamWorks Animation SKG, Inc. Class A (a)	41,420	753,016

		2,491,791

Environmental Controls — 1.5%
Waste Connections, Inc.	98,700	3,338,034

Foods — 0.3%
Diamond Foods, Inc.	4,330	345,491
The Fresh Market, Inc. (a)	7,590	289,634

		635,125

Health Care – Products — 10.4%
Bruker Corp. (a)	22,800	308,484
Cyberonics, Inc. (a)	115,400	3,265,820
Dexcom, Inc. (a)	230,600	2,767,200
Gen-Probe, Inc. (a)	15,200	870,200
HeartWare International, Inc. (a)	5,270	339,441
Insulet Corp. (a)	50,740	774,292
Masimo Corp.	141,600	3,065,640
NuVasive, Inc. (a)	173,970	2,969,668
Orthofix International NV (a)	8,350	288,158
Tornier BV (a)	17,940	367,591

	Number of Shares	Value
Volcano Corp. (a)	171,040	$5,067,915
Zoll Medical Corp. (a)	81,950	3,092,793

		23,177,202

Health Care – Services — 1.5%
Coventry Health Care, Inc. (a)	19,900	573,319
Health Management Associates, Inc. Class A (a)	90,460	625,983
Health Net, Inc. (a)	27,800	659,138
Kindred Healthcare, Inc. (a)	52,760	454,791
Vanguard Health Systems, Inc. (a)	7,700	78,232
WellCare Health Plans, Inc. (a)	27,950	1,061,541

		3,453,004

Holding Company – Diversified — 0.2%
Justice Holdings Ltd. (a)	24,594	360,545

Home Builders — 0.4%
KB Home	59,300	347,498
Meritage Home Corp. (a)	30,890	467,675

		815,173

Home Furnishing — 2.3%
Tempur-Pedic International, Inc. (a)	71,810	3,777,924
TiVo, Inc. (a)	145,010	1,354,394

		5,132,318

Insurance — 0.6%
eHealth, Inc. (a)	55,170	753,622
Platinum Underwriters Holdings Ltd.	16,100	495,075

		1,248,697

Internet — 4.3%
Ancestry.com, Inc. (a)	2,240	52,640
Ariba, Inc. (a)	16,670	461,926
BroadSoft, Inc. (a)	15,760	478,316
Constant Contact, Inc. (a)	17,800	307,762
DealerTrack Holdings, Inc. (a)	145,750	2,283,903
Dice Holdings, Inc. (a)	140,700	1,100,274
IAC/InterActiveCorp (a)	43,920	1,737,036
Liquidity Services, Inc. (a)	6,300	202,041
S1 Corp. (a)	88,500	811,545
Sapient Corp.	66,160	670,862
Shutterfly, Inc. (a)	15,100	621,818
ValueClick, Inc. (a)	52,500	816,900

		9,545,023

Leisure Time — 0.2%
Brunswick Corp.	29,740	417,550

Machinery – Diversified — 2.4%
Gardner Denver, Inc.	15,200	965,960
Wabtec Corp.	81,900	4,330,053

		5,296,013

Manufacturing — 1.5%
Acuity Brands, Inc.	83,600	3,012,944

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FreightCar America, Inc. (a)	24,533	$353,521

		3,366,465

Media — 1.9%
AMC Networks, Inc. (a)	7,100	226,845
FactSet Research Systems, Inc.	43,062	3,831,226
Sinclair Broadcast Group, Inc. Class A	26,900	192,873

		4,250,944

Mining — 0.2%
Detour Gold Corp. (a)	13,840	360,561

Office Furnishings — 0.5%
Interface, Inc. Class A	57,970	687,524
Knoll, Inc.	35,610	487,857

		1,175,381

Oil & Gas — 1.7%
Atwood Oceanics, Inc. (a)	14,170	486,881
Carrizo Oil & Gas, Inc. (a)	36,860	794,333
Comstock Resources, Inc. (a)	39,060	603,868
Lone Pine Resources, Inc. (a)	46,650	307,890
Quicksilver Resources, Inc. (a)	49,500	375,210
Rosetta Resources, Inc. (a)	33,250	1,137,815

		3,705,997

Oil & Gas Services — 4.9%
Core Laboratories NV	22,800	2,048,124
Dresser-Rand Group, Inc. (a)	53,300	2,160,249
Dril-Quip, Inc. (a)	82,600	4,452,966
Global Industries Ltd. (a)	65,160	516,067
Helix Energy Solutions Group, Inc. (a)	23,750	311,125
Hornbeck Offshore Services, Inc. (a)	15,800	393,578
ION Geophysical Corp. (a)	150,233	710,602
Tidewater, Inc.	10,400	437,320

		11,030,031

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	176,770	609,857
Silgan Holdings, Inc.	28,000	1,028,720

		1,638,577

Pharmaceuticals — 1.9%
Alkermes Plc (a)	17,300	263,998
Amylin Pharmaceuticals, Inc. (a)	31,830	293,791
Ardea Biosciences, Inc. (a)	9,600	149,952
Cadence Pharmaceuticals, Inc. (a)	61,700	404,135
Catalyst Health Solutions, Inc. (a)	11,590	668,627
Ironwood Pharmaceuticals, Inc. (a)	25,650	277,020
Onyx Pharmaceuticals, Inc. (a)	9,430	282,994
Salix Pharmaceuticals Ltd. (a)	26,210	775,816
SXC Health Solutions Corp. (a)	12,690	706,833
Targacept, Inc. (a)	21,000	315,000

		4,138,166

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.4%
American Assets Trust, Inc.	18,200	$326,690
Associated Estates Realty Corp.	38,600	596,756
MFA Financial, Inc.	99,490	698,420
PS Business Parks, Inc.	8,999	445,810
Redwood Trust, Inc.	58,350	651,769
Sabra Health Care REIT, Inc.	33,490	319,495

		3,038,940

Retail — 6.2%
AFC Enterprises, Inc (a)	12,350	146,100
The Cheesecake Factory, Inc. (a)	43,440	1,070,796
The Children’s Place Retail Store, Inc. (a)	5,300	246,609
Columbia Sportswear Co.	49,730	2,307,472
Denny’s Corp. (a)	180,660	601,598
Domino’s Pizza UK & IRL PLC	75,567	520,908
Dufry Group (a)	3,415	297,861
Express, Inc.	30,260	613,975
GNC Holdings, Inc. (a)	19,720	396,766
Hanesbrands, Inc. (a)	30,594	765,156
Liz Claiborne, Inc. (a)	137,550	687,750
Lumber Liquidators Holdings, Inc. (a)	19,360	292,336
Nu Skin Enterprises, Inc. Class A	18,710	758,129
Rue21, Inc. (a)	40,640	922,122
Texas Roadhouse, Inc.	15,900	210,198
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,630	474,815
Vera Bradley, Inc. (a)	52,000	1,874,600
Zumiez, Inc. (a)	93,100	1,630,181

		13,817,372

Semiconductors — 2.1%
Applied Micro Circuits Corp. (a)	49,190	264,150
Cavium, Inc. (a)	12,040	325,200
Cypress Semiconductor Corp. (a)	18,810	281,586
Fairchild Semiconductor International, Inc. (a)	51,450	555,660
Lattice Semiconductor Corp. (a)	19,300	101,325
Microsemi Corp. (a)	38,790	619,864
Mindspeed Technologies, Inc. (a)	32,250	167,700
Nanometrics, Inc. (a)	39,170	567,965
ON Semiconductor Corp. (a)	94,970	680,935
QLogic Corp. (a)	45,680	579,223
Skyworks Solutions, Inc. (a)	35,420	635,435

		4,779,043

Software — 4.3%
Allscripts Healthcare Solutions, Inc. (a)	19,360	348,867
CommVault Systems, Inc. (a)	8,000	296,480
Concur Technologies, Inc. (a)	10,320	384,110
MicroStrategy, Inc. Class A (a)	6,409	731,075

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QLIK Technologies, Inc. (a)	12,460	$269,884
RealPage, Inc. (a)	7,540	154,193
RightNow Technologies, Inc. (a)	19,870	656,703
Solarwinds, Inc. (a)	22,280	490,606
Solera Holdings, Inc.	30,700	1,550,350
Synchronoss Technologies, Inc. (a)	83,500	2,079,985
Take-Two Interactive Software, Inc. (a)	29,600	376,512
The Ultimate Software Group, Inc. (a)	50,100	2,340,672
Velti PLC (a)	2,923	19,321

		9,698,758

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	67,000	1,101,480

Telecommunications — 3.7%
Acme Packet, Inc. (a)	11,100	472,749
Aruba Networks, Inc. (a)	108,535	2,269,467
DigitalGlobe, Inc. (a)	29,780	578,625
Finisar Corp. (a)	115,610	2,027,799
Ixia (a)	31,480	241,452
Polycom, Inc. (a)	23,110	424,531
RF Micro Devices, Inc. (a)	85,900	544,606
tw telecom, Inc. (a)	54,370	898,192
Vonage Holdings Corp. (a)	282,310	734,006

		8,191,427

Transportation — 2.0%
Con-way, Inc.	21,610	478,229
Genesee & Wyoming, Inc. Class A (a)	10,870	505,673
GulfMark Offshore, Inc. Class A (a)	35,150	1,277,351
J.B. Hunt Transport Services, Inc.	37,050	1,338,246
Old Dominion Freight Line, Inc. (a)	14,225	412,098
Swift Transportation Co. (a)	72,680	468,059

		4,479,656

TOTAL COMMON STOCK (Cost $223,158,273)		205,828,812

TOTAL EQUITIES (Cost $223,158,273)		205,828,812

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 2000 Index Fund	23,137	1,486,553

TOTAL MUTUAL FUNDS (Cost $1,544,145)		1,486,553

TOTAL LONG-TERM INVESTMENTS (Cost $224,702,418)		207,315,365

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$5,668,647	$5,668,647

TOTAL SHORT-TERM INVESTMENTS (Cost $5,668,647)		5,668,647

TOTAL INVESTMENTS — 95.5% (Cost $230,371,065) (c)		212,984,012

Other Assets/(Liabilities) — 4.5%		10,151,231

NET ASSETS — 100.0%		$223,135,243

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,668,652. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/15/17 – 4/01/25, and an aggregate market value, including accrued interest, of $5,783,175.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Advertising — 0.1%
Harte-Hanks, Inc.	3,774	$32,003

Aerospace & Defense — 2.0%
AAR Corp.	3,412	56,878
Aerovironment, Inc. (a)	1,591	44,787
Cubic Corp.	1,349	52,705
Curtiss-Wright Corp.	4,029	116,156
GenCorp, Inc. (a)	5,233	23,496
Kaman Corp.	2,290	63,777
Moog, Inc. Class A (a)	4,003	130,578
Orbital Sciences Corp. (a)	5,130	65,664
Teledyne Technologies, Inc. (a)	3,198	156,254

		710,295

Agriculture — 0.2%
Alliance One International, Inc. (a)	7,795	19,020
The Andersons, Inc.	1,606	54,058

		73,078

Airlines — 0.3%
Allegiant Travel Co. (a)	1,301	61,316
SkyWest, Inc.	4,518	52,002

		113,318

Apparel — 2.6%
Carter’s, Inc. (a)	4,387	133,979
Crocs, Inc. (a)	7,730	182,969
Iconix Brand Group, Inc. (a)	6,362	100,520
K-Swiss, Inc. Class A (a)	2,376	10,098
Maidenform Brands, Inc. (a)	2,050	47,990
Oxford Industries, Inc.	1,186	40,680
Perry Ellis International, Inc. (a)	1,161	21,827
Quiksilver, Inc. (a)	10,679	32,571
Skechers U.S.A., Inc. Class A (a)	3,199	44,882
Steven Madden Ltd. (a)	3,305	99,480
True Religion Apparel, Inc. (a)	2,249	60,633
Wolverine World Wide, Inc.	4,279	142,277

		917,906

Automotive & Parts — 0.2%
Spartan Motors, Inc.	3,010	12,431
Standard Motor Products, Inc.	1,730	22,438
Superior Industries International, Inc.	2,006	30,993

		65,862

Banks — 5.6%
Bank Mutual Corp.	3,918	10,226
Bank of the Ozarks, Inc.	2,467	51,634
Boston Private Financial Holdings, Inc.	6,862	40,349
City Holding Co.	1,278	34,493
Columbia Banking System, Inc.	3,386	48,488

	Number of Shares	Value
Community Bank System, Inc.	3,166	$71,837
F.N.B. Corp.	11,112	95,230
First BanCorp/Puerto Rico (a)	2,047	5,732
First Commonwealth Financial Corp.	9,034	33,426
First Financial Bancorp	5,014	69,193
First Financial Bankshares, Inc.	2,758	72,149
First Midwest Bancorp, Inc.	6,420	46,994
Glacier Bancorp, Inc.	6,266	58,712
Hanmi Financial Corp. (a)	12,521	10,392
Home Bancshares, Inc.	1,989	42,207
Independent Bank Corp.	1,837	39,936
Nara Bancorp, Inc. (a)	3,336	20,250
National Penn Bancshares, Inc.	10,589	74,229
NBT Bancorp, Inc.	2,899	53,979
Northwest Bancshares, Inc.	8,980	106,952
Old National Bancorp	8,211	76,526
PacWest Bancorp	2,932	40,872
Pinnacle Financial Partners, Inc. (a)	3,027	33,115
PrivateBancorp, Inc.	5,244	39,435
S&T Bancorp, Inc.	2,430	39,269
Signature Bank (a)	4,015	191,636
Simmons First National Corp. Class A	1,483	32,181
Sterling Bancorp	2,661	19,319
Susquehanna Bancshares, Inc.	11,321	61,926
Texas Capital Bancshares, Inc. (a)	3,207	73,280
Tompkins Financial Corp.	720	25,762
Trustco Bank Corp. NY	7,911	35,283
UMB Financial Corp.	2,817	90,369
Umpqua Holdings Corp.	9,910	87,109
United Bankshares, Inc.	3,959	79,536
United Community Banks, Inc. (a)	1,609	13,660
Wilshire Bancorp, Inc. (a)	5,266	14,429
Wintrust Financial Corp.	3,055	78,850

		2,018,965

Beverages — 0.3%
Boston Beer Co., Inc. Class A (a)	751	54,598
Peet’s Coffee & Tea, Inc. (a)	1,103	61,371

		115,969

Biotechnology — 1.5%
Affymetrix, Inc. (a)	6,060	29,694
Arqule, Inc. (a)	4,611	23,286
Cambrex Corp. (a)	2,576	12,983
CryoLife, Inc. (a)	2,593	11,643
Enzo Biochem, Inc. (a)	2,771	7,121
Integra LifeSciences Holdings (a)	1,734	62,025
Regeneron Pharmaceuticals, Inc. (a)	6,510	378,882

		525,634

Building Materials — 1.2%
AAON, Inc.	1,588	25,011
Apogee Enterprises, Inc.	2,411	20,711

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comfort Systems USA, Inc.	3,286	$27,340
Drew Industries, Inc.	1,648	32,927
Eagle Materials, Inc.	3,882	64,635
Gibraltar Industries, Inc. (a)	2,652	21,534
NCI Building Systems, Inc. (a)	1,691	12,784
Quanex Building Products Corp.	3,302	36,157
Simpson Manufacturing Co., Inc.	3,543	88,327
Texas Industries, Inc.	2,420	76,811
Universal Forest Products, Inc.	1,708	41,077

		447,314

Chemicals — 1.9%
A. Schulman, Inc.	2,699	45,856
American Vanguard Corp.	2,066	23,056
Arch Chemicals, Inc.	2,213	103,834
Balchem Corp.	2,500	93,275
H.B. Fuller Co.	4,263	77,672
Hawkins, Inc.	796	25,345
Kraton Performance Polymers, Inc. (a)	2,762	44,689
OM Group, Inc. (a)	2,790	72,456
PolyOne Corp.	8,121	86,976
Quaker Chemical Corp.	1,117	28,953
Stepan Co.	709	47,631
Zep, Inc.	1,846	27,727

		677,470

Commercial Services — 6.8%
ABM Industries, Inc.	4,115	78,432
American Public Education, Inc. (a)	1,553	52,802
AMN Healthcare Services, Inc. (a)	3,446	13,818
Arbitron, Inc.	2,373	78,499
Capella Education Co. (a)	1,314	37,291
Cardtronics, Inc. (a)	3,768	86,363
CDI Corp.	1,032	11,022
Chemed Corp.	1,859	102,171
Coinstar, Inc. (a)	2,667	106,680
Consolidated Graphics, Inc. (a)	830	30,320
Corinthian Colleges, Inc. (a)	7,625	11,895
Corvel Corp. (a)	569	24,183
Cross Country Healthcare, Inc. (a)	2,900	12,122
Exponent, Inc. (a)	1,174	48,521
Forrester Research, Inc.	1,282	41,678
The Geo Group, Inc. (a)	5,654	104,938
Healthcare Services Group, Inc.	5,830	94,096
Healthspring, Inc. (a)	5,875	214,202
Heartland Payment Systems, Inc.	3,393	66,910
Heidrick & Struggles International, Inc.	1,515	24,922
Hillenbrand, Inc.	5,481	100,850
HMS Holdings Corp. (a)	7,340	179,023
Insperity, Inc.	1,973	43,899
Kelly Services, Inc. Class A	2,396	27,314
Landauer, Inc.	826	40,920
Lincoln Educational Services Corp.	1,858	15,031
Live Nation Entertainment, Inc. (a)	12,775	102,328

	Number of Shares	Value
MAXIMUS, Inc.	3,013	$105,154
Medifast, Inc. (a)	1,195	19,299
Midas, Inc. (a)	1,311	10,750
Monro Muffler Brake, Inc.	2,658	87,634
Navigant Consulting, Inc. (a)	4,504	41,752
On Assignment, Inc. (a)	3,283	23,211
PAREXEL International Corp. (a)	5,127	97,054
Resources Connection, Inc.	3,975	38,876
TeleTech Holdings, Inc. (a)	2,198	33,498
TrueBlue, Inc. (a)	3,682	41,717
Universal Technical Institute, Inc. (a)	1,851	25,155
Viad Corp.	1,795	30,479
Wright Express Corp. (a)	3,376	128,423

		2,433,232

Computers — 1.9%
Agilysys, Inc. (a)	1,324	9,440
CACI International, Inc. Class A (a)	2,632	131,442
Ciber, Inc. (a)	6,428	19,477
iGate Corp.	2,587	29,854
LivePerson, Inc. (a)	4,171	41,501
LogMeIn, Inc. (a)	1,821	60,475
Manhattan Associates, Inc. (a)	1,828	60,470
Mercury Computer Systems, Inc. (a)	2,623	30,165
MTS Systems Corp.	1,364	41,793
NCI, Inc. Class A (a)	681	8,124
Netscout Systems, Inc. (a)	3,141	35,870
RadiSys Corp. (a)	1,874	11,469
Stratasys, Inc. (a)	1,865	34,577
Super Micro Computer, Inc. (a)	2,325	29,132
SYKES Enterprises, Inc. (a)	3,686	55,106
Synaptics, Inc. (a)	2,855	68,235
Virtusa Corp. (a)	1,588	20,962

		688,092

Cosmetics & Personal Care — 0.1%
Inter Parfums, Inc.	1,439	22,232

Distribution & Wholesale — 1.2%
Brightpoint, Inc. (a)	5,892	54,265
MWI Veterinary Supply, Inc. (a)	1,098	75,564
Pool Corp.	4,188	109,642
ScanSource, Inc. (a)	2,340	69,171
United Stationers, Inc.	3,856	105,076

		413,718

Diversified Financial — 1.5%
Calamos Asset Management, Inc. Class A	1,696	16,977
Encore Capital Group, Inc. (a)	1,286	28,099
Financial Engines, Inc. (a)	3,355	60,759
Interactive Brokers Group, Inc. Class A	3,322	46,275
Investment Technology Group, Inc. (a)	3,475	34,020
National Financial Partners Corp. (a)	3,689	40,358

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Piper Jaffray Cos., Inc. (a)	1,352	$24,241
Portfolio Recovery Associates, Inc. (a)	1,490	92,708
Stifel Financial Corp. (a)	4,692	124,620
SWS Group, Inc.	2,679	12,565
World Acceptance Corp. (a)	1,297	72,567

		553,189

Electric — 2.3%
Allete, Inc.	2,798	102,491
Avista Corp.	5,036	120,109
Central Vermont Public Service Corp.	1,148	40,421
CH Energy Group, Inc.	1,336	69,699
El Paso Electric Co.	3,626	116,358
NorthWestern Corp.	3,132	100,036
UIL Holdings Corp.	4,365	143,740
Unisource Energy Corp.	3,202	115,560

		808,414

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (a)	3,754	32,359
Belden, Inc.	4,142	106,822
Encore Wire Corp.	1,682	34,616
Greatbatch, Inc. (a)	2,028	40,580
Littelfuse, Inc.	1,996	80,259
Powell Industries, Inc. (a)	747	23,135
Vicor Corp.	1,700	14,875

		332,646

Electronics — 3.5%
American Science & Engineering, Inc.	794	48,474
Analogic Corp.	1,096	49,769
Badger Meter, Inc.	1,328	38,419
Bel Fuse, Inc. Class B	864	13,470
Benchmark Electronics, Inc. (a)	5,155	67,066
Brady Corp. Class A	4,609	121,816
Checkpoint Systems, Inc. (a)	3,442	46,742
CTS Corp.	3,045	24,756
Cymer, Inc. (a)	2,659	98,862
Daktronics, Inc.	3,273	28,082
Electro Scientific Industries, Inc. (a)	2,147	25,528
Faro Technologies, Inc. (a)	1,434	45,243
FEI Co. (a)	3,421	102,493
II-VI, Inc. (a)	4,724	82,670
Lo-Jack Corp. (a)	1,645	5,215
Methode Electronics, Inc.	3,127	23,234
Newport Corp. (a)	3,206	34,657
OSI Systems, Inc. (a)	1,712	57,386
Oyo Geospace Corp. (a)	389	21,897
Park Electrochemical Corp.	1,810	38,680
Plexus Corp. (a)	3,063	69,285
Pulse Electronics Corp.	3,799	10,865
Rofin-Sinar Technologies, Inc. (a)	2,491	47,827
Rogers Corp. (a)	1,386	54,234
TTM Technologies, Inc. (a)	4,425	42,082

	Number of Shares	Value
Watts Water Technologies, Inc. Class A	2,610	$69,556

		1,268,308

Energy – Alternate Sources — 0.0%
Headwaters, Inc. (a)	5,548	7,989

Engineering & Construction — 0.6%
Dycom Industries, Inc. (a)	2,868	43,881
EMCOR Group, Inc. (a)	5,840	118,727
Insituform Technologies, Inc. Class A (a)	3,416	39,557
Orion Marine Group, Inc. (a)	2,365	13,646

		215,811

Entertainment — 0.2%
Pinnacle Entertainment, Inc. (a)	5,303	48,151
Shuffle Master, Inc. (a)	4,686	39,409

		87,560

Environmental Controls — 0.8%
Calgon Carbon Corp. (a)	4,896	71,335
Darling International, Inc. (a)	10,109	127,272
TETRA Technologies, Inc. (a)	5,437	101,889

		300,496

Foods — 2.9%
B&G Foods, Inc.	4,148	69,189
Cal-Maine Foods, Inc.	1,242	39,036
Calavo Growers, Inc.	1,095	22,469
Diamond Foods, Inc.	1,902	151,761
J&J Snack Foods Corp.	1,231	59,150
Nash Finch Co.	1,051	28,303
Sanderson Farms, Inc.	1,643	78,043
Seneca Foods Corp. Class A (a)	779	15,424
Snyders-Lance, Inc.	4,034	84,109
Spartan Stores, Inc.	2,028	31,393
The Hain Celestial Group, Inc. (a)	3,799	116,059
TreeHouse Foods, Inc. (a)	3,105	192,013
United Natural Foods, Inc. (a)	4,230	156,679

		1,043,628

Forest Products & Paper — 1.0%
Buckeye Technologies, Inc.	3,385	81,612
Clearwater Paper Corp. (a)	2,024	68,776
Deltic Timber Corp.	940	56,099
KapStone Paper and Packaging Corp. (a)	3,351	46,545
Neenah Paper, Inc.	1,270	18,009
Schweitzer-Mauduit International, Inc.	1,390	77,659
Wausau Paper Corp.	4,194	26,800

		375,500

Gas — 2.2%
The Laclede Group, Inc.	1,935	74,981
New Jersey Resources Corp.	3,587	152,699
Northwest Natural Gas Co.	2,334	102,929

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Piedmont Natural Gas Co., Inc.	6,238	$180,216
South Jersey Industries, Inc.	2,620	130,345
Southwest Gas Corp.	4,011	145,078

		786,248

Health Care – Products — 2.9%
Abaxis, Inc. (a)	1,965	45,018
Cantel Medical Corp.	1,184	25,006
CONMED Corp. (a)	2,495	57,410
Cyberonics, Inc. (a)	2,194	62,090
Haemonetics Corp. (a)	2,217	129,650
Hanger Orthopedic Group, Inc. (a)	2,910	54,970
ICU Medical, Inc. (a)	1,082	39,818
Invacare Corp.	2,775	63,936
Kensey Nash Corp. (a)	641	15,704
LCA-Vision, Inc. (a)	1,718	3,677
Meridian Bioscience, Inc.	3,605	56,743
Merit Medical Systems, Inc. (a)	3,648	47,935
Natus Medical, Inc. (a)	2,495	23,727
NuVasive, Inc. (a)	3,462	59,096
Palomar Medical Technologies, Inc. (a)	1,723	13,577
PSS World Medical, Inc. (a)	4,611	90,791
SonoSite, Inc. (a)	1,201	36,438
SurModics, Inc. (a)	1,221	11,111
Symmetry Medical, Inc. (a)	3,230	24,936
West Pharmaceutical Services, Inc.	2,926	108,555
Zoll Medical Corp. (a)	1,916	72,310

		1,042,498

Health Care – Services — 1.9%
Air Methods Corp. (a)	990	63,033
Almost Family, Inc. (a)	672	11,176
Amedisys, Inc. (a)	2,587	38,339
AmSurg Corp. (a)	2,736	61,560
Bio-Reference Laboratories, Inc. (a)	2,191	40,336
Centene Corp. (a)	4,374	125,403
The Ensign Group, Inc.	1,402	32,400
Gentiva Health Services, Inc. (a)	2,707	14,943
Healthways, Inc. (a)	2,899	28,497
The IPC Hospitalist Co. (a)	1,429	51,001
LHC Group, Inc. (a)	1,374	23,441
Magellan Health Services, Inc. (a)	2,634	127,222
Medcath Corp. (a)	1,836	25,484
Molina Healthcare, Inc. (a)	2,453	37,874

		680,709

Home Builders — 0.3%
M/I Homes, Inc. (a)	1,688	10,145
Meritage Home Corp. (a)	2,398	36,306
Skyline Corp.	574	5,482
Standard Pacific Corp. (a)	8,436	20,837
Winnebago Industries, Inc. (a)	2,406	16,649

		89,419

	Number of Shares	Value
Home Furnishing — 0.4%
Audiovox Corp. Class A (a)	1,611	$8,844
DTS, Inc. (a)	1,489	36,972
Ethan Allen Interiors, Inc.	2,241	30,500
La-Z-Boy, Inc. (a)	4,454	33,004
Universal Electronics, Inc. (a)	1,336	21,897

		131,217

Household Products — 0.6%
Blyth, Inc.	450	24,952
Central Garden & Pet Co. Class A (a)	4,026	28,504
Helen of Troy Ltd. (a)	2,698	67,774
Kid Brands, Inc. (a)	1,357	3,582
Prestige Brands Holdings, Inc. (a)	4,333	39,214
The Standard Register Co.	1,300	3,289
WD-40 Co.	1,434	57,131

		224,446

Housewares — 0.5%
National Presto Industries, Inc.	416	36,155
The Toro Co.	2,663	131,206

		167,361

Insurance — 2.6%
AMERISAFE, Inc. (a)	1,604	29,530
Delphi Financial Group, Inc. Class A	4,799	103,274
eHealth, Inc. (a)	1,891	25,831
Employers Holdings, Inc.	3,293	42,019
Horace Mann Educators Corp.	3,483	39,741
Infinity Property & Casualty Corp.	1,049	55,051
Meadowbrook Insurance Group, Inc.	4,508	40,166
The Navigators Group, Inc. (a)	993	42,898
Presidential Life Corp.	1,872	15,388
ProAssurance Corp.	2,655	191,213
RLI Corp.	1,444	91,809
Safety Insurance Group, Inc.	1,319	49,898
Selective Insurance Group, Inc.	4,751	62,001
Stewart Information Services Corp.	1,684	14,887
Tower Group, Inc.	3,550	81,153
United Fire & Casualty Co.	1,805	31,930

		916,789

Internet — 1.9%
Blue Coat Systems, Inc. (a)	3,658	50,773
Blue Nile, Inc. (a)	1,235	43,571
Comscore, Inc. (a)	2,743	46,274
DealerTrack Holdings, Inc. (a)	3,588	56,224
eResearch Technology, Inc. (a)	3,779	16,854
InfoSpace, Inc. (a)	3,384	28,290
j2 Global Communications, Inc.	4,032	108,461
Liquidity Services, Inc. (a)	1,738	55,738
Nutrisystem, Inc.	2,351	28,470
PC-Tel, Inc. (a)	1,692	10,406
Perficient, Inc. (a)	2,777	20,328
Sourcefire, Inc. (a)	2,501	66,927

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stamps.com, Inc.	1,037	$21,196
United Online, Inc.	7,669	40,109
Websense, Inc. (a)	3,489	60,360
XO Group, Inc. (a)	2,577	21,054

		675,035

Investment Companies — 0.2%
Prospect Capital Corp.	9,595	80,694

Iron & Steel — 0.0%
Olympic Steel, Inc.	824	13,958

Leisure Time — 0.6%
Arctic Cat, Inc. (a)	1,034	14,983
Brunswick Corp.	7,775	109,161
Callaway Golf Co.	5,559	28,740
Interval Leisure Group, Inc. (a)	3,626	48,298
Multimedia Games Holding Co. (a)	2,500	10,100

		211,282

Lodging — 0.1%
Boyd Gaming Corp. (a)	4,825	23,643
Marcus Corp.	1,863	18,537
Monarch Casino & Resort, Inc. (a)	1,016	9,936

		52,116

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,753	51,328

Machinery – Diversified — 1.9%
Albany International Corp. Class A	2,415	44,074
Applied Industrial Technologies, Inc.	3,673	99,759
Briggs & Stratton Corp.	4,423	59,755
Cascade Corp.	733	24,475
Cognex Corp.	3,626	98,301
Gerber Scientific, Inc. (b)	2,202	22
Intermec, Inc. (a)	4,414	28,779
Intevac, Inc. (a)	2,105	14,714
iRobot Corp. (a)	2,327	58,547
Lindsay Corp.	1,106	59,503
Robbins & Myers, Inc.	3,974	137,937
Tennant Co.	1,633	57,759

		683,625

Manufacturing — 3.0%
A.O. Smith Corp.	3,348	107,236
Actuant Corp. Class A	5,988	118,263
AZZ, Inc.	1,087	42,143
Barnes Group, Inc.	4,132	79,541
Ceradyne, Inc. (a)	2,129	57,249
CLARCOR, Inc.	4,366	180,665
EnPro Industries, Inc. (a)	1,820	54,018
ESCO Technologies, Inc.	2,318	59,109
Federal Signal Corp.	5,213	23,042
Griffon Corp. (a)	4,014	32,835
John Bean Technologies Corp.	2,450	34,937
Koppers Holdings, Inc.	1,802	46,149

	Number of Shares	Value
LSB Industries, Inc. (a)	1,596	$45,757
Lydall, Inc. (a)	1,558	13,866
Myers Industries, Inc.	2,984	30,288
Standex International Corp.	1,078	33,558
STR Holdings, Inc. (a)	3,520	28,547
Sturm, Ruger & Co., Inc.	1,649	42,841
Tredegar Corp.	2,059	30,535

		1,060,579

Media — 0.2%
DG FastChannel, Inc. (a)	2,368	40,138
The Dolan Co. (a)	2,645	23,778
The E.W. Scripps Co. Class A (a)	2,776	19,432

		83,348

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a)	1,460	15,972
Circor International, Inc.	1,516	44,525
Haynes International, Inc.	1,062	46,144
Kaydon Corp.	2,783	79,816
Lawson Products, Inc.	380	5,138
Mueller Industries, Inc.	3,308	127,656

		319,251

Mining — 0.7%
AMCOL International Corp.	2,192	52,586
Century Aluminum Co. (a)	4,984	44,557
Kaiser Aluminum Corp.	1,351	59,822
Materion Corp. (a)	1,776	40,280
RTI International Metals, Inc. (a)	2,592	60,445

		257,690

Office Furnishings — 0.2%
Interface, Inc. Class A	4,988	59,158

Oil & Gas — 1.4%
Approach Resources Inc. (a)	2,001	33,997
Contango Oil & Gas Co. (a)	1,134	62,041
GeoResources, Inc. (a)	1,743	31,008
Gulfport Energy Corp. (a)	3,562	86,129
Penn Virginia Corp.	3,811	21,227
Petroleum Development Corp. (a)	2,038	39,517
PetroQuest Energy, Inc. (a)	4,956	27,258
Pioneer Drilling Co. (a)	5,415	38,880
Stone Energy Corp. (a)	4,266	69,152
Swift Energy Co. (a)	3,701	90,082

		499,291

Oil & Gas Services — 1.5%
Basic Energy Services, Inc. (a)	2,510	35,542
Gulf Island Fabrication, Inc.	1,267	26,201
Hornbeck Offshore Services, Inc. (a)	2,046	50,966
ION Geophysical Corp. (a)	11,018	52,115
Lufkin Industries, Inc.	2,633	140,102
Matrix Service Co. (a)	2,392	20,356
SEACOR Holdings, Inc.	1,872	150,153

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TETRA Technologies, Inc. (a)	6,775	$52,303

		527,738

Pharmaceuticals — 2.9%
Align Technology, Inc. (a)	5,912	89,685
Cubist Pharmaceuticals, Inc. (a)	5,298	187,125
Emergent Biosolutions, Inc. (a)	2,133	32,912
Hi-Tech Pharmacal Co., Inc. (a)	902	30,307
The Medicines Co. (a)	4,698	69,906
Neogen Corp. (a)	2,031	70,516
Par Pharmaceutical Cos., Inc. (a)	3,140	83,587
PetMed Express, Inc.	1,845	16,605
PharMerica Corp. (a)	2,480	35,390
Questcor Pharmaceuticals, Inc. (a)	5,397	147,122
Salix Pharmaceuticals Ltd. (a)	5,105	151,108
Savient Pharmaceuticals, Inc. (a)	6,317	25,900
ViroPharma, Inc. (a)	6,139	110,932

		1,051,095

Real Estate — 0.1%
Forestar Real Esate Group, Inc. (a)	3,003	32,763

Real Estate Investment Trusts (REITS) — 7.9%
Acadia Realty Trust	3,471	64,908
BioMed Realty Trust, Inc.	11,347	188,020
Cedar Shopping Centers, Inc.	4,975	15,472
Colonial Properties Trust	7,551	137,126
DiamondRock Hospitality Co.	14,598	102,040
Eastgroup Properties	2,315	88,294
Entertainment Properties Trust	4,029	157,050
Extra Space Storage, Inc.	8,182	152,431
Franklin Street Properties Corp.	6,136	69,398
Getty Realty Corp.	2,377	34,276
Healthcare Realty Trust, Inc.	6,780	114,243
Inland Real Estate Corp.	6,609	48,246
Kilroy Realty Corp.	5,104	159,755
Kite Realty Group Trust	5,402	19,771
LaSalle Hotel Properties	7,336	140,851
Lexington Realty Trust	11,924	77,983
LTC Properties, Inc.	2,624	66,440
Medical Properties Trust, Inc.	9,711	86,913
Mid-America Apartment Communities, Inc.	3,211	193,366
National Retail Properties, Inc.	8,208	220,549
Parkway Properties, Inc.	1,967	21,657
Pennsylvania Real Estate Investment Trust	4,768	36,857
Post Properties, Inc.	4,402	152,925
PS Business Parks, Inc.	1,660	82,236
Saul Centers, Inc.	975	32,965
Sovran Self Storage, Inc.	2,421	89,989
Tanger Factory Outlet Centers, Inc.	7,450	193,775
Universal Health Realty Income Trust	1,110	37,307
Urstadt Biddle Properties, Inc. Class A	2,002	31,972

		2,816,815

	Number of Shares	Value
Retail — 9.1%
Big 5 Sporting Goods Corp.	1,804	$10,968
Biglari Holdings, Inc. (a)	125	37,049
BJ’s Restaurants, Inc. (a)	2,085	91,969
Brown Shoe Co., Inc.	3,616	25,746
The Buckle, Inc.	2,335	89,804
Buffalo Wild Wings, Inc. (a)	1,588	94,962
Cabela’s, Inc. (a)	3,731	76,448
Casey’s General Stores, Inc.	3,319	144,874
Cash America International, Inc.	2,540	129,946
The Cato Corp. Class A	2,553	57,596
CEC Entertainment, Inc.	1,710	48,684
The Children’s Place Retail Store, Inc. (a)	2,183	101,575
Christopher & Banks Corp.	2,995	10,572
Coldwater Creek, Inc. (a)	5,802	7,253
Cracker Barrel Old Country Store, Inc.	2,009	80,521
DineEquity, Inc. (a)	1,405	54,079
EZCORP, Inc. Class A (a)	3,765	107,453
The Finish Line, Inc. Class A	4,658	93,113
First Cash Financial Services, Inc. (a)	2,675	112,216
Fred’s, Inc. Class A	3,403	36,276
Genesco, Inc. (a)	2,098	108,110
Group 1 Automotive, Inc.	2,050	72,878
Haverty Furniture Cos., Inc.	1,602	16,004
Hibbett Sports, Inc. (a)	2,327	78,862
Hot Topic, Inc.	3,767	28,742
HSN, Inc. (a)	3,478	115,226
Insight Enterprises, Inc. (a)	3,921	59,364
Jack in the Box, Inc. (a)	4,014	79,959
Jos. A. Bank Clothiers, Inc. (a)	2,407	112,238
Kirkland’s, Inc. (a)	1,501	13,764
Lithia Motors, Inc. Class A	1,873	26,934
Liz Claiborne, Inc. (a)	8,071	40,355
Lumber Liquidators Holdings, Inc. (a)	2,398	36,210
MarineMax, Inc. (a)	1,907	12,338
The Men’s Wearhouse, Inc.	4,482	116,891
Movado Group, Inc.	1,458	17,758
O’Charley’s, Inc. (a)	1,482	8,803
OfficeMax, Inc. (a)	7,622	36,967
P.F. Chang’s China Bistro, Inc.	1,927	52,492
Papa John’s International, Inc. (a)	1,651	50,190
The Pep Boys-Manny, Moe & Jack	4,633	45,728
Red Robin Gourmet Burgers, Inc. (a)	988	23,801
Ruby Tuesday, Inc. (a)	5,560	39,810
Rue21, Inc. (a)	1,332	30,223
Ruth’s Hospitality Group, Inc. (a)	3,105	13,321
School Specialty, Inc. (a)	1,424	10,153
Select Comfort Corp. (a)	4,886	68,257
Sonic Automotive, Inc. Class A	3,057	32,985
Sonic Corp. (a)	5,412	38,263
Stage Stores, Inc.	2,688	37,283
Stein Mart, Inc.	2,464	15,400

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Roadhouse, Inc.	5,304	$70,119
Tuesday Morning Corp. (a)	3,668	12,911
Vitamin Shoppe, Inc. (a)	2,528	94,648
World Fuel Services Corp.	6,188	202,038
Zale Corp. (a)	2,391	6,814
Zumiez, Inc. (a)	1,886	33,024

		3,269,967

Savings & Loans — 0.5%
Brookline Bancorp, Inc.	5,036	38,828
Dime Community Bancshares, Inc.	2,467	24,991
Oritani Financial Corp.	4,433	57,008
Provident Financial Services, Inc.	4,708	50,611

		171,438

Semiconductors — 4.2%
ATMI, Inc. (a)	2,729	43,173
Brooks Automation, Inc.	5,647	46,023
Cabot Microelectronics Corp. (a)	2,045	70,328
Ceva, Inc. (a)	2,060	50,079
Cirrus Logic, Inc. (a)	5,647	83,237
Cohu, Inc.	2,090	20,649
Diodes, Inc. (a)	3,245	58,150
DSP Group, Inc. (a)	2,123	12,526
Entropic Communications, Inc. (a)	7,454	30,785
Exar Corp. (a)	3,863	22,058
GT Advanced Technologies, Inc. (a)	11,007	77,269
Hittite Microwave Corp. (a)	2,419	117,805
Kopin Corp. (a)	5,841	20,035
Kulicke & Soffa Industries, Inc. (a)	6,316	47,117
Micrel, Inc.	4,443	42,075
Microsemi Corp. (a)	7,555	120,729
MKS Instruments, Inc.	4,564	99,085
Monolithic Power Systems, Inc. (a)	2,530	25,755
Nanometrics, Inc. (a)	1,453	21,069
Pericom Semiconductor Corp. (a)	2,210	16,376
Power Integrations, Inc.	2,502	76,586
Rubicon Technology, Inc. (a)	1,520	16,614
Rudolph Technologies, Inc. (a)	2,641	17,668
Sigma Designs, Inc. (a)	2,754	21,591
Standard Microsystems Corp. (a)	1,966	38,140
Supertex, Inc. (a)	1,118	19,341
Tessera Technologies, Inc. (a)	4,421	52,787
TriQuint Semiconductor, Inc. (a)	14,255	71,560
Ultratech, Inc. (a)	2,206	37,833
Veeco Instruments, Inc. (a)	3,557	86,791
Volterra Semiconductor Corp. (a)	2,174	41,806

		1,505,040

Software — 4.2%
Avid Technology, Inc. (a)	2,525	19,543
Blackbaud, Inc.	3,862	86,007
Bottomline Technologies, Inc. (a)	3,117	62,776
CommVault Systems, Inc. (a)	3,847	142,570

	Number of Shares	Value
Computer Programs & Systems, Inc.	952	$62,975
CSG Systems International, Inc. (a)	2,980	37,667
Digi International, Inc. (a)	2,250	24,750
Ebix, Inc. (a)	2,780	40,866
EPIQ Systems, Inc.	2,717	34,044
Interactive Intelligence Group (a)	1,262	34,263
JDA Software Group, Inc. (a)	3,665	85,908
MicroStrategy, Inc. Class A (a)	696	79,393
Monotype Imaging Holdings, Inc. (a)	3,095	37,542
Omnicell, Inc. (a)	2,841	39,149
Progress Software Corp. (a)	5,845	102,580
Quality Systems, Inc.	1,706	165,482
RightNow Technologies, Inc. (a)	2,215	73,206
Smith Micro Software, Inc. (a)	2,915	4,431
Synchronoss Technologies, Inc. (a)	2,320	57,791
SYNNEX Corp. (a)	2,206	57,797
Take-Two Interactive Software, Inc. (a)	7,510	95,527
Taleo Corp. Class A (a)	3,585	92,206
THQ, Inc. (a)	5,435	9,403
Tyler Technologies, Inc. (a)	2,249	56,855

		1,502,731

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	3,113	51,178

Telecommunications — 2.5%
Anixter International, Inc.	2,542	120,593
Arris Group, Inc. (a)	10,349	106,595
Atlantic Tele-Network, Inc.	799	26,271
Black Box Corp.	1,527	32,601
Cbeyond, Inc. (a)	2,748	19,401
Cincinnati Bell, Inc. (a)	17,034	52,635
Comtech Telecommunications Corp.	2,257	63,399
General Communication, Inc. Class A (a)	3,045	24,969
Harmonic, Inc. (a)	9,990	42,557
NETGEAR, Inc. (a)	3,250	84,143
Network Equipment Technologies, Inc. (a)	3,000	5,820
Neutral Tandem, Inc. (a)	2,712	26,252
Novatel Wireless, Inc. (a)	2,533	7,650
NTELOS Holdings Corp.	2,592	45,956
Oplink Communications, Inc. (a)	1,738	26,313
Symmetricom, Inc. (a)	3,816	16,561
Tekelec (a)	5,301	32,018
USA Mobility, Inc.	1,938	25,582
ViaSat, Inc. (a)	3,647	121,482

		880,798

Textiles — 0.3%
G&K Services, Inc. Class A	1,647	42,064
UniFirst Corp.	1,327	60,100

		102,164

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc.	2,355	$44,627

Transportation — 1.6%
Arkansas Best Corp.	2,213	35,740
Bristow Group, Inc.	3,174	134,673
Forward Air Corp.	2,546	64,796
Heartland Express, Inc.	5,178	70,214
Hub Group, Inc. Class A (a)	3,284	92,839
Knight Transportation, Inc.	5,160	68,679
Old Dominion Freight Line, Inc. (a)	4,079	118,168

		585,109

Water — 0.2%
American States Water Co.	1,596	54,152

TOTAL COMMON STOCK (Cost $41,545,594)		34,930,286

TOTAL EQUITIES (Cost $41,545,594)		34,930,286

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
iShares S&P SmallCap 600 Index Fund	26	1,521

TOTAL MUTUAL FUNDS (Cost $1,620)		1,521

TOTAL LONG-TERM INVESTMENTS (Cost $41,547,214)		34,931,807

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (c)	$503,870	503,870

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d) 0.005% 11/17/11	60,000	60,001
U.S. Treasury Bill (d) 0.040% 11/17/11	30,000	29,999

		90,000

TOTAL SHORT-TERM INVESTMENTS (Cost $593,870)		593,870

Value
TOTAL INVESTMENTS — 99.0% (Cost $42,141,084) (e)	$35,525,677

Other Assets/(Liabilities) — 1.0%	349,036

NET ASSETS — 100.0%	$35,874,713

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $503,871. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $515,040.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.3%
Aerospace & Defense — 0.8%
Kaman Corp.	19,700	$548,645
Kratos Defense & Security Solutions, Inc. (a)	24,000	161,280

		709,925

Agriculture — 0.2%
Alliance One International, Inc. (a)	87,300	213,012

Airlines — 1.4%
Alaska Air Group, Inc. (a)	22,700	1,277,783

Banks — 5.9%
Columbia Banking System, Inc.	20,600	294,992
East West Bancorp, Inc.	81,900	1,221,129
Glacier Bancorp, Inc.	54,700	512,539
Home Bancshares, Inc.	35,200	746,944
Sandy Spring Bancorp, Inc.	17,000	248,710
Signature Bank (a)	14,800	706,404
SVB Financial Group (a)	28,600	1,058,200
Wintrust Financial Corp.	29,400	758,814

		5,547,732

Biotechnology — 0.4%
Exelixis, Inc. (a)	64,100	349,986

Building Materials — 2.3%
Comfort Systems USA, Inc.	35,400	294,528
Drew Industries, Inc.	37,000	739,260
Gibraltar Industries, Inc. (a)	46,000	373,520
Quanex Building Products Corp.	28,000	306,600
Universal Forest Products, Inc.	19,800	476,190

		2,190,098

Chemicals — 2.7%
American Vanguard Corp.	36,800	410,688
Arch Chemicals, Inc.	13,850	649,842
Innospec, Inc. (a)	42,700	1,033,767
Minerals Technologies, Inc.	9,200	453,284

		2,547,581

Coal — 0.5%
Cloud Peak Energy, Inc. (a)	28,200	477,990

Commercial Services — 6.6%
Aaron’s, Inc.	92,900	2,345,725
Electro Rent Corp.	53,400	737,454
FTI Consulting, Inc. (a)	14,200	522,702
Landauer, Inc.	9,600	475,584
McGrath Rentcorp	47,200	1,122,888
Navigant Consulting, Inc. (a)	48,800	452,376
On Assignment, Inc. (a)	67,400	476,518
Startek, Inc. (a)	35,200	100,320

		6,233,567

	Number of Shares	Value
Computers — 0.3%
Xyratex Ltd.	27,700	$256,779

Distribution & Wholesale — 3.9%
Beacon Roofing Supply, Inc. (a)	76,800	1,228,032
Owens & Minor, Inc.	56,550	1,610,544
Pool Corp.	30,200	790,636

		3,629,212

Diversified Financial — 2.4%
GFI Group, Inc.	150,000	603,000
JMP Group, Inc.	27,700	160,937
Piper Jaffray Cos., Inc. (a)	10,100	181,093
Stifel Financial Corp. (a)	50,800	1,349,248

		2,294,278

Electric — 3.8%
Black Hills Corp.	15,500	474,920
Cleco Corp.	32,550	1,111,257
El Paso Electric Co.	33,100	1,062,179
NorthWestern Corp.	19,300	616,442
PNM Resources, Inc.	17,600	289,168

		3,553,966

Electrical Components & Equipment — 2.0%
Advanced Energy Industries, Inc. (a)	44,800	386,176
Belden, Inc.	27,700	714,383
Littelfuse, Inc.	19,800	796,158

		1,896,717

Electronics — 3.0%
Analogic Corp.	9,540	433,211
Cymer, Inc. (a)	18,300	680,394
Electro Scientific Industries, Inc. (a)	24,500	291,305
Methode Electronics, Inc.	21,300	158,259
Newport Corp. (a)	34,600	374,026
Woodward, Inc.	31,500	863,100

		2,800,295

Engineering & Construction — 0.7%
Insituform Technologies, Inc. Class A(a)	42,100	487,518
Sterling Construction Co., Inc. (a)	11,200	125,104

		612,622

Entertainment — 0.5%
Ascent Media Corp. Series A (a)	12,900	507,228

Environmental Controls — 1.8%
Mine Safety Appliances Co.	17,800	479,888
Waste Connections, Inc.	36,200	1,224,284

		1,704,172

Foods — 0.6%
Nash Finch Co.	20,300	546,679

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Products & Paper — 3.3%
Clearwater Paper Corp. (a)	24,500	$832,510
Deltic Timber Corp.	16,200	966,816
Potlatch Corp.	31,500	992,880
Wausau Paper Corp.	51,400	328,446

		3,120,652

Gas — 1.3%
Southwest Gas Corp.	22,100	799,357
Vectren Corp.	15,600	422,448

		1,221,805

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,800	282,984

Health Care – Products — 1.8%
AngioDynamics, Inc. (a)	26,900	353,466
Quidel Corp. (a)	28,800	471,456
West Pharmaceutical Services, Inc.	23,000	853,300

		1,678,222

Health Care – Services — 1.0%
National Healthcare Corp.	17,100	552,330
Triple-S Management Corp. Class B(a)	25,300	423,775

		976,105

Home Builders — 1.0%
M/I Homes, Inc. (a)	20,000	120,200
Meritage Home Corp. (a)	33,500	507,190
Winnebago Industries, Inc. (a)	46,900	324,548

		951,938

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	14,700	200,067
Stanley Furniture Co., Inc. (a)	31,400	92,630

		292,697

Household Products — 0.4%
CSS Industries, Inc.	23,400	390,312

Insurance — 5.4%
Alterra Capital Holdings Ltd.	34,800	660,156
Employers Holdings, Inc.	19,800	252,648
Markel Corp. (a)	1,770	632,120
Meadowbrook Insurance Group, Inc.	22,900	204,039
National Interstate Corp.	32,700	718,746
ProAssurance Corp.	30,800	2,218,216
Radian Group, Inc.	155,100	339,669

		5,025,594

Internet — 0.9%
Safeguard Scientifics, Inc. (a)	21,300	319,500
Websense, Inc. (a)	31,500	544,950

		864,450

Investment Companies — 0.3%
Ares Capital Corp.	20,500	282,285

	Number of Shares	Value
Iron & Steel — 1.5%
Carpenter Technology Corp.	23,000	$1,032,470
Schnitzer Steel Industries, Inc. Class A	11,200	412,160

		1,444,630

Leisure Time — 0.3%
Brunswick Corp.	16,800	235,872

Lodging — 0.5%
Orient-Express Hotels Ltd. (a)	73,000	504,430

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	13,100	383,568

Machinery – Diversified — 4.5%
Cascade Corp.	12,800	427,392
Cognex Corp.	10,600	287,366
IDEX Corp.	27,900	869,364
Nordson Corp.	42,400	1,684,976
Robbins & Myers, Inc.	28,200	978,822

		4,247,920

Manufacturing — 3.1%
AptarGroup, Inc.	33,000	1,474,110
Matthews International Corp. Class A	29,850	918,186
Myers Industries, Inc.	54,500	553,175

		2,945,471

Media — 0.8%
The Dolan Co. (a)	42,600	382,974
Saga Communications, Inc. Class A(a)	11,800	348,218

		731,192

Metal Fabricate & Hardware — 0.7%
Circor International, Inc.	17,400	511,038
Sims Group Ltd. Sponsored ADR (Australia)	9,000	106,560

		617,598

Mining — 2.6%
AMCOL International Corp.	22,300	534,977
Franco-Nevada Corp.	22,000	795,897
North American Palladium Ltd. (a)	58,600	149,430
Royal Gold, Inc.	14,800	948,088

		2,428,392

Oil & Gas — 3.5%
Atwood Oceanics, Inc. (a)	13,000	446,680
Forest Oil Corp. (a)	21,000	302,400
Hercules Offshore, Inc. (a)	42,100	122,932
Northern Oil and Gas, Inc. (a)	42,300	820,197
Oasis Petroleum, Inc. (a)	41,600	928,928
Penn Virginia Corp.	55,000	306,350
Swift Energy Co. (a)	13,700	333,458

		3,260,945

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.5%
CARBO Ceramics, Inc.	8,300	$850,999
TETRA Technologies, Inc. (a)	59,700	460,884
Union Drilling, Inc. (a)	19,400	91,180

		1,403,063

Real Estate Investment Trusts (REITS) — 6.5%
Acadia Realty Trust	34,700	648,890
CBL & Associates Properties, Inc.	92,300	1,048,528
Cedar Shopping Centers, Inc.	44,500	138,395
First Potomac Realty Trust	57,500	717,025
Kilroy Realty Corp.	32,200	1,007,860
LaSalle Hotel Properties	39,750	763,200
Pebblebrook Hotel Trust	41,000	641,650
Saul Centers, Inc.	8,700	294,147
Washington Real Estate Investment Trust	31,500	887,670

		6,147,365

Retail — 2.4%
Fred’s, Inc. Class A	35,100	374,166
Haverty Furniture Cos., Inc.	43,300	432,567
MarineMax, Inc. (a)	37,600	243,272
The Men’s Wearhouse, Inc.	29,300	764,144
Stein Mart, Inc.	68,600	428,750

		2,242,899

Semiconductors — 1.8%
ATMI, Inc. (a)	20,800	329,056
Brooks Automation, Inc.	42,200	343,930
Cabot Microelectronics Corp. (a)	11,900	409,241
Teradyne, Inc. (a)	52,200	574,722

		1,656,949

Software — 1.9%
Accelrys, Inc. (a)	30,810	186,709
Progress Software Corp. (a)	53,600	940,680
SYNNEX Corp. (a)	26,200	686,440

		1,813,829

Telecommunications — 1.2%
Ixia (a)	58,700	450,229
Premiere Global Services, Inc. (a)	61,000	391,620
Sonus Networks, Inc. (a)	139,700	303,149

		1,144,998

Textiles — 0.9%
Culp, Inc. (a)	23,900	201,955
G&K Services, Inc. Class A	25,200	643,608

		845,563

Transportation — 6.4%
Genesee & Wyoming, Inc. Class A (a)	34,150	1,588,658
Kirby Corp. (a)	33,850	1,781,864
Landstar System, Inc.	48,950	1,936,462
Overseas Shipholding Group, Inc.	8,900	122,286

	Number of Shares	Value
UTI Worldwide, Inc.	45,800	$597,232

		6,026,502

TOTAL COMMON STOCK (Cost $82,453,734)		90,517,852

CONVERTIBLE PREFERRED STOCK — 0.5%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	120,332

Insurance — 0.4%
Assured Guaranty Ltd. 8.500%	8,000	387,296

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $553,276)		507,628

TOTAL EQUITIES (Cost $83,007,010)		91,025,480

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
iShares Russell 2000 Value Index Fund	11,000	627,330
T. Rowe Price Reserve Investment Fund	1,142	1,142

		628,472

TOTAL MUTUAL FUNDS (Cost $747,339)		628,472

TOTAL LONG-TERM INVESTMENTS (Cost $83,754,349)		91,653,952

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$2,207,197	2,207,197

TOTAL SHORT-TERM INVESTMENTS (Cost $2,207,197)		2,207,197

TOTAL INVESTMENTS — 99.9% (Cost $85,961,546) (c)		93,861,149

Other Assets/(Liabilities) — 0.1%		96,155

NET ASSETS — 100.0%		$93,957,304

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,207,199. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $2,253,552.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.8%

COMMON STOCK — 92.8%
Agriculture — 0.7%
Bunge Ltd.	19,000	$1,107,510

Airlines — 0.6%
Alaska Air Group, Inc. (a)	18,050	1,016,035

Apparel — 1.1%
The Jones Group, Inc.	190,900	1,758,189

Automotive & Parts — 3.7%
Cooper Tire & Rubber Co.	141,200	1,537,668
Dana Holding Corp. (a)	74,500	782,250
Lear Corp.	49,400	2,119,260
TRW Automotive Holdings Corp. (a)	46,800	1,531,764

		5,970,942

Banks — 6.9%
Associated Banc-Corp.	135,300	1,258,290
CapitalSource, Inc.	304,000	1,866,560
Comerica, Inc.	78,300	1,798,551
Hancock Holding Co.	32,466	869,439
Huntington Bancshares, Inc.	387,700	1,860,960
Popular, Inc. (a)	751,833	1,127,750
Susquehanna Bancshares, Inc.	228,925	1,252,220
Webster Financial Corp.	57,500	879,750

		10,913,520

Beverages — 1.3%
Constellation Brands, Inc. Class A (a)	114,050	2,052,900

Chemicals — 3.1%
Ferro Corp. (a)	165,200	1,015,980
Huntsman Corp.	112,050	1,083,524
OM Group, Inc. (a)	22,186	576,170
PolyOne Corp.	144,500	1,547,595
Westlake Chemical Corp.	22,200	761,016

		4,984,285

Commercial Services — 1.1%
Convergys Corp. (a)	192,792	1,808,389

Computers — 0.6%
NCR Corp. (a)	53,300	900,237

Distribution & Wholesale — 0.8%
WESCO International, Inc. (a)	35,800	1,201,090

Diversified Financial — 1.1%
Legg Mason, Inc.	35,200	904,992
MF Global (Holdings) Ltd. (a)	220,400	910,252

		1,815,244

Electric — 6.8%
CMS Energy Corp.	111,800	2,212,522
NV Energy, Inc.	148,200	2,180,022
PNM Resources, Inc.	133,900	2,199,977

	Number of Shares	Value
Portland General Electric Co.	89,625	$2,123,216
Unisource Energy Corp.	58,300	2,104,047

		10,819,784

Electrical Components & Equipment — 1.8%
EnerSys (a)	69,900	1,399,398
General Cable Corp. (a)	59,500	1,389,325

		2,788,723

Electronics — 6.8%
Arrow Electronics, Inc. (a)	62,200	1,727,916
AU Optronics Corp. Sponsored ADR (Taiwan)	420,166	1,663,857
Avnet, Inc. (a)	73,500	1,916,880
Celestica, Inc. (a)	176,500	1,279,625
Flextronics International Ltd. (a)	333,800	1,879,294
Thomas & Betts Corp. (a)	32,200	1,285,102
TTM Technologies, Inc. (a)	110,600	1,051,806

		10,804,480

Engineering & Construction — 0.5%
Tutor Perini Corp.	71,500	821,535

Foods — 4.0%
Dean Foods Co. (a)	148,600	1,318,082
Dole Food Co., Inc. (a)	139,300	1,393,000
Smithfield Foods, Inc. (a)	76,700	1,495,650
Tyson Foods, Inc. Class A	125,100	2,171,736

		6,378,468

Gas — 3.6%
Atmos Energy Corp.	58,400	1,895,080
NiSource, Inc.	84,925	1,815,696
UGI Corp.	77,400	2,033,298

		5,744,074

Health Care – Services — 2.8%
Health Net, Inc. (a)	87,200	2,067,512
LifePoint Hospitals, Inc. (a)	47,300	1,733,072
Molina Healthcare, Inc. (a)	42,600	657,744

		4,458,328

Home Builders — 1.1%
NVR, Inc. (a)	3,000	1,811,940

Household Products — 1.9%
American Greetings Corp. Class A	102,775	1,901,337
Avery Dennison Corp.	44,600	1,118,568

		3,019,905

Housewares — 0.8%
Newell Rubbermaid, Inc.	113,800	1,350,806

Insurance — 6.5%
AmTrust Financial Services, Inc.	66,300	1,475,838
Aspen Insurance Holdings Ltd.	73,300	1,688,832
Endurance Specialty Holdings Ltd.	55,800	1,905,570

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	65,800	$2,023,350
Reinsurance Group of America, Inc. Class A	38,400	1,764,480
Unum Group	68,250	1,430,520

		10,288,590

Iron & Steel — 1.5%
Reliance Steel & Aluminum Co.	47,900	1,629,079
Steel Dynamics, Inc.	74,700	741,024

		2,370,103

Leisure Time — 0.8%
Royal Caribbean Cruises Ltd.	56,600	1,224,824

Media — 0.7%
Gannett Co., Inc.	117,400	1,118,822

Metal Fabricate & Hardware — 1.8%
Commercial Metals Co.	127,600	1,213,476
The Timken Co.	52,700	1,729,614

		2,943,090

Oil & Gas — 3.1%
Forest Oil Corp. (a)	71,350	1,027,440
Stone Energy Corp. (a)	55,900	906,139
Swift Energy Co. (a)	55,675	1,355,129
Tesoro Corp. (a)	87,600	1,705,572

		4,994,280

Pharmaceuticals — 0.9%
Par Pharmaceutical Cos., Inc. (a)	51,400	1,368,268

Real Estate Investment Trusts (REITS) — 7.2%
BioMed Realty Trust, Inc.	125,700	2,082,849
BRE Properties, Inc.	29,800	1,261,732
Camden Property Trust	23,000	1,270,980
DiamondRock Hospitality Co.	195,500	1,366,545
Entertainment Properties Trust	49,600	1,933,408
Glimcher Realty Trust	205,700	1,456,356
Home Properties, Inc.	22,400	1,271,424
Mid-America Apartment Communities, Inc.	14,200	855,124

		11,498,418

Retail — 9.2%
ANN, Inc. (a)	87,900	2,007,636
Big Lots, Inc. (a)	65,300	2,274,399
The Children’s Place Retail Store, Inc. (a)	35,300	1,642,509
Foot Locker, Inc.	74,200	1,490,678
GameStop Corp. Class A (a)	79,900	1,845,690
Insight Enterprises, Inc. (a)	109,000	1,650,260
Office Depot, Inc. (a)	328,500	676,710
Saks, Inc. (a)	153,400	1,342,250
Signet Jewelers Ltd. (a)	49,900	1,686,620

		14,616,752

	Number of Shares	Value
Savings & Loans — 1.8%
First Niagara Financial Group, Inc.	121,210	$1,109,072
People’s United Financial, Inc.	79,400	905,160
Washington Federal, Inc.	65,500	834,470

		2,848,702

Semiconductors — 2.7%
Amkor Technology, Inc. (a)	286,700	1,250,012
Entegris, Inc. (a)	198,850	1,268,663
Lam Research Corp. (a)	46,100	1,750,878

		4,269,553

Software — 0.8%
Take-Two Interactive Software, Inc. (a)	105,400	1,340,688

Telecommunications — 1.7%
Amdocs Ltd. (a)	34,900	946,488
Anixter International, Inc.	16,800	796,992
Arris Group, Inc. (a)	86,700	893,010

		2,636,490

Transportation — 1.9%
Bristow Group, Inc.	49,100	2,083,313
Teekay Corp.	40,300	911,183

		2,994,496

Trucking & Leasing — 1.1%
Aircastle Ltd.	184,600	1,757,392

TOTAL COMMON STOCK (Cost $169,037,232)		147,796,852

TOTAL EQUITIES (Cost $169,037,232)		147,796,852

TOTAL LONG-TERM INVESTMENTS (Cost $169,037,232)		147,796,852

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/11, 0.010%, due 10/03/11 (b)	$343,595	343,595

TOTAL SHORT-TERM INVESTMENTS (Cost $343,595)		343,595

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 93.0% (Cost $169,380,827) (c)	$148,140,447

Other Assets/(Liabilities) — 7.0%	11,143,009

NET ASSETS — 100.0%	$159,283,456

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $343,595. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $354,206.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Aggressive Allocation Fund (“Aggressive Allocation Fund”), MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”), MML American Funds® Growth Fund (“American Funds Growth Fund”), MML American Funds® International Fund (“American Funds International Fund”), MML Asset Allocation Fund (“Asset Allocation Fund”), MML Balanced Allocation Fund (“Balanced Allocation Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Conservative Allocation Fund (“Conservative Allocation Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Foreign Fund (“Foreign Fund”), MML Fundamental Value Fund (“Fundamental Value Fund”), MML Global Fund (“Global Fund”), MML Growth Allocation Fund (“Growth Allocation Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Large Cap Value Fund (“Large Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Moderate Allocation Fund (“Moderate Allocation Fund”), MML NASDAQ-100® Fund (“NASDAQ-100 Fund”), MML PIMCO Total Return Fund (“PIMCO Total Return Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Small Company Value Fund (“Small Company Value Fund”), and MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”).

The Fundamental Value Fund and PIMCO Total Return Fund commenced operations on August 10, 2010.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Concentrated Growth Fund, Equity Index Fund, Fundamental Value Fund, Global Fund, PIMCO Total Return Fund, and Small Company Value Fund, offers the following two classes of shares: Initial Class and Service Class shares. The American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund offer one class of shares: Service Class I shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II, and Service Class I shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III, and Service Class I shares. The Fundamental Value Fund, PIMCO Total Return Fund, and Small Company Value Fund offer the following two classes of shares: Class II and Service Class I shares. Service Class I shares of the Fundamental Value Fund and PIMCO Total Return Fund are not currently available. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment	Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Emerging Growth Fund, Equity Index Fund, Large Cap Growth Fund, NASDAQ-100 Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2011. The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$4,351,812	$-	$-	$4,351,812
Communications	10,387,388	-	-	10,387,388
Consumer, Cyclical	6,733,708	413,820	-	7,147,528
Consumer, Non-cyclical	12,527,793	-	-	12,527,793
Energy	10,965,755	-	-	10,965,755
Financial	7,339,742	-	-	7,339,742
Industrial	7,001,516	-	-	7,001,516
Technology	9,074,214	-	-	9,074,214
Utilities	508,981	-	-	508,981

Total Common Stock	68,890,909	413,820	-	69,304,729

Total Equities	68,890,909	413,820	-	69,304,729

Bonds & Notes
Total Corporate Debt	-	16,867,334	93,000	16,960,334

Total Municipal Obligations	-	616,360	-	616,360

Non-U.S. Government Agency Obligations
Commercial MBS	-	2,371,234	-	2,371,234

Total Non-U.S. Government Agency Obligations	-	2,371,234	-	2,371,234

Total Sovereign Debt Obligations	-	2,080,135	-	2,080,135

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	513,104	-	513,104
Pass-Through Securities	-	17,367,425	-	17,367,425

Total U.S. Government Agency Obligations and Instrumentalities	-	17,880,529	-	17,880,529

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$2,791,945	$-	$2,791,945

Total U.S. Treasury Obligations	-	2,791,945	-	2,791,945

Total Bonds & Notes	-	42,607,537	93,000	42,700,537

Total Long-Term Investments	68,890,909	43,021,357	93,000	112,005,266

Total Short-Term Investments	-	15,888,634	-	15,888,634

Total Investments	$68,890,909	$58,909,991	$93,000	$127,893,900

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$13,064,804	$-	$-	$13,064,804
Communications	73,187,152	3,012,090	2,188,893	78,388,135
Consumer, Cyclical	49,125,339	-	-	49,125,339
Consumer, Non-cyclical	41,729,540	-	-	41,729,540
Energy	21,476,413	-	-	21,476,413
Financial	25,050,214	38,509	-	25,088,723
Industrial	41,137,851	-	-	41,137,851
Technology	45,078,502	-	-	45,078,502

Total Common Stock	309,849,815	3,050,599	2,188,893	315,089,307

Total Equities	309,849,815	3,050,599	2,188,893	315,089,307

Total Mutual Funds	1,003	-	-	1,003

Total Long-Term Investments	309,850,818	3,050,599	2,188,893	315,090,310

Total Short-Term Investments	-	1,855,713	-	1,855,713

Total Investments	$309,850,818	$4,906,312	$2,188,893	$316,946,023

Concentrated Growth Fund
Equities
Common Stock
Basic Materials	$1,723,148	$-	$-	$1,723,148
Communications	14,502,606	-	-	14,502,606
Consumer, Cyclical	5,866,958	-	-	5,866,958
Consumer, Non-cyclical	25,347,791	1,765,658	-	27,113,449
Energy	6,684,114	-	-	6,684,114
Financial	4,767,604	-	-	4,767,604
Industrial	1,529,127	-	-	1,529,127
Technology	18,781,981	-	-	18,781,981

Total Common Stock	79,203,329	1,765,658	-	80,968,987

Total Equities	79,203,329	1,765,658	-	80,968,987

Total Long-Term Investments	79,203,329	1,765,658	-	80,968,987

Total Short-Term Investments	-	2,958,700	-	2,958,700

Total Investments	$79,203,329	$4,724,358	$-	$83,927,687

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Income Fund
Equities
Common Stock
Basic Materials	$27,483,643	$-	$-	$27,483,643
Communications	53,009,535	5,520,425	-	58,529,960
Consumer, Cyclical	34,917,542	-	-	34,917,542
Consumer, Non-cyclical	78,880,059	-	-	78,880,059
Energy	62,430,925	-	-	62,430,925
Financial	85,812,108	-	-	85,812,108
Industrial	55,636,810	-	-	55,636,810
Technology	23,248,741	-	-	23,248,741
Utilities	44,500,205	-	-	44,500,205

Total Common Stock	465,919,568	5,520,425	-	471,439,993

Preferred Stock
Consumer, Cyclical	2,923,918	-	-	2,923,918

Total Preferred Stock	2,923,918	-	-	2,923,918

Total Equities	468,843,486	5,520,425	-	474,363,911

Total Mutual Funds	5,959,975	-	-	5,959,975

Total Long-Term Investments	474,803,461	5,520,425	-	480,323,886

Total Short-Term Investments	-	12,467,057	-	12,467,057

Total Investments	$474,803,461	$17,987,482	$-	$492,790,943

Foreign Fund
Equities
Common Stock
Basic Materials	$1,313,529	$9,284,505	$-	$10,598,034
Communications	15,922,631	38,013,733	-	53,936,364
Consumer, Cyclical	3,234,841	21,562,730	-	24,797,571
Consumer, Non-cyclical	-	43,644,738	-	43,644,738
Diversified	-	1,660,354	-	1,660,354
Energy	6,977,636	22,451,389	-	29,429,025
Financial	9,193,471	40,517,972	-	49,711,443
Industrial	3,123,272	17,637,842	-	20,761,114
Technology	5,952,969	18,417,144	-	24,370,113
Utilities	-	8,890,657	-	8,890,657

Total Common Stock	45,718,349	222,081,064	-	267,799,413

Preferred Stock
Basic Materials	4,026,792	-	-	4,026,792

Total Preferred Stock	4,026,792	-	-	4,026,792

Total Equities	49,745,141	222,081,064	-	271,826,205

Total Long-Term Investments	49,745,141	222,081,064	-	271,826,205

Total Short-Term Investments	-	6,244,015	-	6,244,015

Total Investments	$49,745,141	$228,325,079	$-	$278,070,220

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$7,459,216	$-	$-	$7,459,216
Communications	10,484,102	-	-	10,484,102
Consumer, Cyclical	12,324,287	-	-	12,324,287
Consumer, Non-cyclical	32,836,684	-	-	32,836,684
Energy	17,853,307	-	-	17,853,307
Financial	30,607,594	1,123,339	-	31,730,933
Industrial	16,060,254	713,055	-	16,773,309
Technology	10,678,206	-	-	10,678,206
Utilities	5,268,823	-	-	5,268,823

Total Common Stock	143,572,473	1,836,394	-	145,408,867

Total Equities	143,572,473	1,836,394	-	145,408,867

Total Long-Term Investments	143,572,473	1,836,394	-	145,408,867

Total Short-Term Investments	-	4,062,698	-	4,062,698

Total Investments	$143,572,473	$5,899,092	$-	$149,471,565

Global Fund
Equities
Common Stock
Basic Materials	$1,681,710	$8,900,664	$-	$10,582,374
Communications	4,747,881	1,064,706	-	5,812,587
Consumer, Cyclical	4,803,228	3,913,285	-	8,716,513
Consumer, Non-cyclical	10,230,509	17,087,449	-	27,317,958
Diversified	-	1,503,363	-	1,503,363
Energy	1,240,323	1,281,162	-	2,521,485
Financial	5,604,569	5,973,759	-	11,578,328
Industrial	10,730,774	4,310,394	-	15,041,168
Technology	4,992,187	2,828,914	-	7,821,101
Utilities	-	251,765	-	251,765

Total Common Stock	44,031,181	47,115,461	-	91,146,642

Total Equities	44,031,181	47,115,461	-	91,146,642

Total Long-Term Investments	44,031,181	47,115,461	-	91,146,642

Total Short-Term Investments	-	1,313,841	-	1,313,841

Total Investments	$44,031,181	$48,429,302	$-	$92,460,483

Growth & Income Fund
Equities
Common Stock
Basic Materials	$3,192,374	$1,540,987	$-	$4,733,361
Communications	12,064,126	-	-	12,064,126
Consumer, Cyclical	5,556,990	1,491,624	-	7,048,614
Consumer, Non-cyclical	25,305,831	5,587,738	-	30,893,569
Diversified	-	1,142,938	-	1,142,938

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Growth & Income Fund (Continued)
Energy	$13,124,552	$-	$-	$13,124,552
Financial	16,930,915	-	-	16,930,915
Industrial	12,698,129	-	-	12,698,129
Technology	16,691,927	-	-	16,691,927
Utilities	3,098,458	-	-	3,098,458

Total Common Stock	108,663,302	9,763,287	-	118,426,589

Total Equities	108,663,302	9,763,287	-	118,426,589

Total Long-Term Investments	108,663,302	9,763,287	-	118,426,589

Total Short-Term Investments	-	802,304	-	802,304

Total Investments	$108,663,302	$10,565,591	$-	$119,228,893

Income & Growth Fund
Equities
Common Stock
Basic Materials	$3,671,029	$1,986,925	$-	$5,657,954
Communications	5,146,236	-	-	5,146,236
Consumer, Cyclical	4,916,013	-	-	4,916,013
Consumer, Non-cyclical	13,141,508	721,077	-	13,862,585
Energy	9,403,132	-	-	9,403,132
Financial	9,484,235	-	-	9,484,235
Industrial	10,632,924	-	-	10,632,924
Technology	2,648,402	-	-	2,648,402
Utilities	5,661,442	-	-	5,661,442

Total Common Stock	64,704,921	2,708,002	-	67,412,923

Total Equities	64,704,921	2,708,002	-	67,412,923

Total Long-Term Investments	64,704,921	2,708,002	-	67,412,923

Total Short-Term Investments	-	3,559,230	-	3,559,230

Total Investments	$64,704,921	$6,267,232	$-	$70,972,153

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$5,446,308	$1,879,468	$-	$7,325,776
Communications	9,938,497	-	-	9,938,497
Consumer, Cyclical	27,949,868	745,033	-	28,694,901
Consumer, Non-cyclical	37,561,923	3,996,733	-	41,558,656
Diversified	-	2,177,510	-	2,177,510
Energy	20,488,389	1,899,400	-	22,387,789
Financial	52,058,454	5,858,703	-	57,917,157
Industrial	4,970,693	2,253,599	-	7,224,292
Technology	7,481,321	-	-	7,481,321

Total Common Stock	165,895,453	18,810,446	-	184,705,899

Preferred Stock
Basic Materials	-	44,702	-	44,702

Total Preferred Stock	-	44,702	-	44,702

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund (Continued)
Total Equities	$165,895,453	$18,855,148	$-	$184,750,601

Bonds & Notes
Total Corporate Debt	-	-	93,340	93,340

Total Bonds & Notes	-	-	93,340	93,340

Total Long-Term Investments	165,895,453	18,855,148	93,340	184,843,941

Total Short-Term Investments	-	7,081,008	-	7,081,008

Total Investments	$165,895,453	$25,936,156	$93,340	$191,924,949

Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$9,873,957	$-	$-	$9,873,957
Communications	23,933,680	-	-	23,933,680
Consumer, Cyclical	39,552,696	-	-	39,552,696
Consumer, Non-cyclical	68,770,800	-	-	68,770,800
Energy	23,288,351	-	-	23,288,351
Financial	22,185,515	-	-	22,185,515
Industrial	43,939,512	-	-	43,939,512
Technology	46,517,430	-	-	46,517,430
Utilities	3,942,400	-	-	3,942,400

Total Common Stock	282,004,341	-	-	282,004,341

Preferred Stock
Consumer, Non-Cyclical	-	-	906,248	906,248
Technology	-	-	1,960,544	1,960,544

Total Preferred Stock	-	-	2,866,792	2,866,792

Total Equities	282,004,341	-	2,866,792	284,871,133

Bonds & Notes
Total Corporate Debt	-	189,717	-	189,717

Total Bonds & Notes	-	189,717	-	189,717

Total Mutual Funds	5,786,565	-	-	5,786,565

Total Long-Term Investments	287,790,906	189,717	2,866,792	290,847,415

Total Short-Term Investments	-	8,726,169	-	8,726,169

Total Investments	$287,790,906	$8,915,886	$2,866,792	$299,573,584

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$8,141,581	$-	$-	$8,141,581
Communications	19,632,036	-	-	19,632,036
Consumer, Cyclical	35,393,120	-	-	35,393,120
Consumer, Non-cyclical	66,991,657	-	-	66,991,657
Energy	21,996,656	-	-	21,996,656
Financial	90,929,802	-	-	90,929,802

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund (Continued)
Industrial	$55,125,091	$5,837,416	$-	$60,962,507
Technology	12,429,684	-	-	12,429,684
Utilities	44,144,283	-	-	44,144,283

Total Common Stock	354,783,910	5,837,416	-	360,621,326

Total Equities	354,783,910	5,837,416	-	360,621,326

Total Long-Term Investments	354,783,910	5,837,416	-	360,621,326

Total Short-Term Investments	-	5,119,647	-	5,119,647

Total Investments	$354,783,910	$10,957,063	$-	$365,740,973

PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$803,000	$-	$-	$803,000

Total Preferred Stock	803,000	-	-	803,000

Total Equities	803,000	-	-	803,000

Bonds & Notes
Total Bank Loans	-	872,500	-	872,500

Total Corporate Debt	-	82,884,335	273,507	83,157,842

Total Municipal Obligations	-	8,304,060	-	8,304,060

Non-U.S. Government Agency Obligations
Automobile ABS	-	417,055	-	417,055
Commercial MBS	-	7,405,355	-	7,405,355
Credit Card ABS	-	5,601,319	-	5,601,319
Other ABS	-	2,356,693	-	2,356,693
Student Loans ABS	-	273,836	-	273,836
WL Collateral CMO	-	7,499,328	-	7,499,328

Total Non-U.S. Government Agency Obligations	-	23,553,586	-	23,553,586

Total Sovereign Debt Obligations	-	12,306,143	104,747	12,410,890

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	74,900,291	-	74,900,291

Total U.S. Government Agency Obligations and Instrumentalities	-	74,900,291	-	74,900,291

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	51,482,016	-	51,482,016

Total U.S. Treasury Obligations	-	51,482,016	-	51,482,016

Total Bonds & Notes	-	254,302,931	378,254	254,681,185

Total Purchased Options	-	73,380	-	73,380

Total Long-Term Investments	803,000	254,376,311	378,254	255,557,565

Total Short-Term Investments	-	22,788,427	-	22,788,427

Total Investments	$803,000	$277,164,738	$378,254	$278,345,992

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$2,431,469	$-	$-	$2,431,469
Communications	21,525,468	-	-	21,525,468
Consumer, Cyclical	37,007,346	818,769	-	37,826,115
Consumer, Non-cyclical	48,676,090	448,748	-	49,124,838
Diversified	-	360,545	-	360,545
Energy	14,510,319	-	-	14,510,319
Financial	17,216,877	-	-	17,216,877
Industrial	32,796,500	-	-	32,796,500
Technology	28,606,030	-	-	28,606,030
Utilities	1,430,651	-	-	1,430,651

Total Common Stock	204,200,750	1,628,062	-	205,828,812

Total Equities	204,200,750	1,628,062	-	205,828,812

Total Mutual Funds	1,486,553	-	-	1,486,553

Total Long-Term Investments	205,687,303	1,628,062	-	207,315,365

Total Short-Term Investments	-	5,668,647	-	5,668,647

Total Investments	$205,687,303	$7,296,709	$-	$212,984,012

Small Cap Index Fund
Equities
Common Stock
Basic Materials	$1,324,619	$-	$-	$1,324,619
Communications	1,671,184	-	-	1,671,184
Consumer, Cyclical	5,680,182	-	-	5,680,182
Consumer, Non-cyclical	7,147,395	-	-	7,147,395
Energy	1,035,018	-	-	1,035,018
Financial	6,590,653	-	-	6,590,653
Industrial	6,077,174	-	22	6,077,196
Technology	3,755,226	-	-	3,755,226
Utilities	1,648,813	-	-	1,648,813

Total Common Stock	34,930,264	-	22	34,930,286

Total Equities	34,930,264	-	22	34,930,286

Total Mutual Funds	1,521	-	-	1,521

Total Long-Term Investments	34,931,785	-	22	34,931,807

Total Short-Term Investments	-	593,870	-	593,870

Total Investments	$34,931,785	$593,870	$22	$35,525,677

Small Company Value Fund
Equities
Common Stock
Basic Materials	$9,541,255	$-	$-	$9,541,255
Communications	2,740,640	-	-	2,740,640
Consumer, Cyclical	10,487,622	-	-	10,487,622
Consumer, Non-cyclical	10,387,883	-	-	10,387,883
Energy	5,141,998	-	-	5,141,998
Financial	19,297,254	-	-	19,297,254

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund (Continued)
Industrial	$24,417,872	$-	$-	$24,417,872
Technology	3,727,557	-	-	3,727,557
Utilities	4,775,771	-	-	4,775,771

Total Common Stock	90,517,852	-	-	90,517,852

Convertible Preferred Stock
Financial	-	507,628	-	507,628

Total Convertible Preferred Stock	-	507,628	-	507,628

Total Equities	90,517,852	507,628	-	91,025,480

Total Mutual Funds	628,472	-	-	628,472

Total Long-Term Investments	91,146,324	507,628	-	91,653,952

Total Short-Term Investments	-	2,207,197	-	2,207,197

Total Investments	$91,146,324	$2,714,825	$-	$93,861,149

The following is the aggregate value by input level, as of September 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$7,801	$-	$7,801
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	248,396	-	248,396
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	1,156,469	-	1,156,469
Futures Contracts
Interest Rate Risk	1,084,990	-	-	1,084,990
Swap Agreements
Credit Risk	-	226,705	-	226,705
Interest Rate Risk	-	638,197	-	638,197

Notes to Portfolio of Investments (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Forward Contracts
Foreign Exchange Risk	$-	$(2,764)	$-	$(2,764)
Equity Index Fund
Futures Contracts
Equity Risk	(372,044)	-	-	(372,044)
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	(3,559)	-	(3,559)
NASADAQ-100 Fund
Futures Contracts
Equity Risk	(18,688)	-	-	(18,688)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(1,455,211)	-	(1,455,211)
Futures Contracts
Interest Rate Risk	(441)	-	-	(441)
Swap Agreements
Credit Risk	-	(1,190,608)	-	(1,190,608)
Interest Rate Risk	-	(541,141)	-	(541,141)
Written Options
Interest Rate Risk	(3,187)	(55,852)	-	(59,039)
Small Cap Index Fund
Futures Contracts
Equity Risk	(35,986)	-	-	(35,986)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Large Cap Value Fund	$-	$2,519,591	$(2,519,591)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/11
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$102,625	$-	$-	$(9,625)	$-	$-	$-	$-		$93,000	$(9,625)

Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$-	$-	$-	$353,947	$1,834,946	$-	$-	$-		$2,188,893	$353,947

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$481,509	$-	$-	$(388,169)	$-	$-	$-	$-		$93,340	$(388,169)

Mid Cap Growth Fund
Long-Term Investments
Equities
Preferred Stock
Consumer, Non-Cyclical	$-	$-	$-	$-	$906,248	$-	$-	$-		$906,248	$-
Technology	-	-	-	323,977	1,636,567	-	-	-		1,960,544	323,977

	$-	$-	$-	$323,977	$2,542,815	$-	$-	$-		$2,866,792	$323,977

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-	$-	$-	$(14,041)	$6,250,181	$-	$-	$(5,962,633	)**	$273,507	$(14,041)
Non-U.S. Government
Agency Obligation
Other ABS	-	-	-	-	466,250	-	-	(466,250	)**	-	-
Sovereign Debt Obligations	-	-	-	(5,624)	535,303	(424,932)	-	-		104,747	(5,624)
Short-Term Investments	-	2,556	-	-	697,444	(700,000)	-	-		-	-

	$-	$2,556	$-	$(19,665)	$7,949,178	$(1,124,932)	$-	$(6,428,883)		$378,254	$(19,665)

Small Cap Index Fund
Long-Term Investments
Equities
Common Stock
Industrial	$-	$-	$-	$22	$-	$-	$-	$-		$22	$22

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible

Notes to Portfolio of Investments (Unaudited) (Continued)

that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Allocation Fund	Equity Index Fund	Mid Cap Value Fund	NASDAQ- 100 Fund	PIMCO Total Return Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A		A		A
Directional Exposures to Currencies	A				A

Futures Contracts**
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment		A		A	A	A

Interest Rate Swaps***
Hedging/Risk Management					A
Duration Management					A
Substitution for Direct Investment					A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management					M
Duration/Credit Quality Management					A
Substitution for Direct Investment					A

Options (Purchased)
Hedging/Risk Management					A
Duration/Credit Quality Management					A
Substitution for Direct Investment					A

Options (Sold)
Hedging/Risk Management					M
Duration/Credit Quality Management					A
Income					A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$7,801	$-	$7,801

Liability Derivatives
Forward Contracts	$-	$-	$(2,764)	$-	$(2,764)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Allocation Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$323,126	$-	$323,126

Equity Index Fund
Liability Derivatives
Futures Contracts	$-	$(372,044)	$-	$-	$(372,044)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	102	-	-	102

Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$248,396	$-	$248,396

Liability Derivatives
Forward Contracts	$-	$-	$(3,559)	$-	$(3,559)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$13,011,899	$-	$13,011,899

NASADAQ-100 Fund
Liability Derivatives
Futures Contracts	$-	$(18,688)	$-	$-	$(18,688)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	7	-	-	7

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,156,469	$-	$1,156,469
Futures Contracts	-	-	-	1,084,990	1,084,990
Swap Agreements	226,705	-	-	638,197	864,902
Purchased Options	-	-	-	73,380	73,380

Total Value	$226,705	$-	$1,156,469	$1,796,567	$3,179,741

Liability Derivatives
Forward Contracts	$-	$-	$(1,455,211)	$-	$(1,455,211)
Futures Contracts	-	-	-	(441)	(441)
Swap Agreements	(1,190,608)	-	-	(541,141)	(1,731,749)
Written Options	-	-	-	(59,039)	(59,039)

Total Value	$(1,190,608)	$-	$(1,455,211)	$(600,621)	$(3,246,440)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$55,159,128	$-	$55,159,128
Futures Contracts	-	-	-	1,135	1,135
Swap Agreements	$32,000,000	$-	$-	$13,600,000	$45,600,000
Purchased Options	-	-	-	10,700,000	10,700,000
Written Options	-	-	-	50,137,500	50,137,500

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

Small Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(35,986)	$-	$-	$(35,986)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	12	-	-	12

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options and purchased options at September 30, 2011.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Allocation Fund
SELLS
	Citibank N.A.	121,808	New Turkish Lira	10/21/11	$67,051	$65,362	$1,689

	JP Morgan Chase Bank	746,550,000	Indonesian Rupiah	10/21/11	82,038	84,802	(2,764)

	Royal Bank of Scotland PLC	267,400,000	Colombian Peso	10/21/11	143,601	138,412	5,189
	Royal Bank of Scotland PLC	55,000	New Turkish Lira	10/21/11	30,436	29,513	923

					174,037	167,925	6,112

					$323,126	$318,089	$5,037

Mid Cap Value Fund
BUYS
	UBS AG	287,049	Canadian Dollar	10/31/11	$277,299	$273,740	$(3,559)

SELLS
	UBS AG	7,593,937	Canadian Dollar	10/31/11	7,408,864	7,241,821	167,043
	UBS AG	3,915,238	Euro	10/31/11	5,325,736	5,244,383	81,353

					$12,734,600	$12,486,204	$248,396

PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	5,467,750	Brazilian Real	11/03/11	$3,308,374	$2,886,302	$(422,072)
	Barclays Bank PLC	237,000	British Pound	12/08/11	365,885	369,347	3,462
	Barclays Bank PLC	1,010,000	Canadian Dollar	10/03/11	980,289	963,832	(16,457)
	Barclays Bank PLC	1,917,000	Chinese Yuan Renminbi	6/01/12	300,000	301,631	1,631
	Barclays Bank PLC	165,000	Euro	10/19/11	226,499	221,034	(5,465)
	Barclays Bank PLC	2,161,940	South African Rand	10/28/11	314,519	266,806	(47,713)

					5,495,566	5,008,952	(486,614)

	Credit Suisse Securities LLC	90,000	Canadian Dollar	10/03/11	86,756	85,886	(870)
	Credit Suisse Securities LLC	172,000	Euro	10/19/11	245,881	230,411	(15,470)

					332,637	316,297	(16,340)

	Goldman Sachs & Co.	6,598,500	Philippine Peso	11/15/11	150,000	150,563	563

	JP Morgan Chase Bank	2,520,000	Canadian Dollar	10/31/11	2,541,886	2,403,153	(138,733)
	JP Morgan Chase Bank	1,959,750	Chinese Yuan Renminbi	11/15/11	300,000	307,029	7,029
	JP Morgan Chase Bank	15,319,200	Chinese Yuan Renminbi	6/01/12	2,400,000	2,410,406	10,406
	JP Morgan Chase Bank	973,000	Euro	10/19/11	1,392,826	1,303,431	(89,395)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
	JP Morgan Chase Bank	5,292,900,000	Indonesian Rupiah	1/31/12	$594,507	$595,145	$638
	JP Morgan Chase Bank	310,250	Malaysian Ringgit	4/23/12	102,291	96,650	(5,641)
	JP Morgan Chase Bank	28,435,941	Mexican Peso	11/18/11	2,352,703	2,041,444	(311,259)
	JP Morgan Chase Bank	1,079,550	New Turkish Lira	10/27/11	642,131	578,750	(63,381)
	JP Morgan Chase Bank	6,585,000	Philippine Peso	11/15/11	150,000	150,255	255
	JP Morgan Chase Bank	17,528,000	Philippine Peso	3/15/12	403,221	397,638	(5,583)
	JP Morgan Chase Bank	1,695,422,181	South Korean Won	11/14/11	1,591,348	1,435,582	(155,766)

					12,470,913	11,719,483	(751,430)

	Royal Bank of Scotland PLC	200,000	Singapore Dollar	12/09/11	165,481	152,936	(12,545)

	UBS AG	36,500,000	Indian Rupee	11/18/11	807,880	740,392	(67,488)
	UBS AG	4,777,000	Mexican Peso	11/18/11	400,000	342,945	(57,055)
	UBS AG	578,771	Singapore Dollar	12/09/11	480,408	442,574	(37,834)

					1,688,288	1,525,911	(162,377)

					$20,302,885	$18,874,142	$(1,428,743)

SELLS
	Barclays Bank PLC	6,964,000	British Pound	12/08/11	$11,115,519	$10,852,876	$262,643
	Barclays Bank PLC	1,216,000	Canadian Dollar	10/31/11	1,176,687	1,159,616	17,071
	Barclays Bank PLC	2,709,180	Mexican Peso	11/18/11	200,000	194,495	5,505

					12,492,206	12,206,987	285,219

	Credit Suisse Securities LLC	411,000	Canadian Dollar	10/31/11	395,908	391,943	3,965
	Credit Suisse Securities LLC	13,976,000	Euro	10/19/11	19,513,990	18,722,247	791,743

					19,909,898	19,114,190	795,708

	JP Morgan Chase Bank	800,000	Canadian Dollar	10/03/11	773,859	763,432	10,427
	JP Morgan Chase Bank	200,000	Euro	10/19/11	281,950	267,920	14,030
	JP Morgan Chase Bank	1,350,000	Mexican Peso	11/18/11	100,000	96,918	3,082
	JP Morgan Chase Bank	179,400	New Turkish Lira	10/27/11	100,000	96,177	3,823
	JP Morgan Chase Bank	475,333,200	South Korean Won	11/14/11	400,000	402,484	(2,484)

					1,655,809	1,626,931	28,878

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
UBS AG	300,000	Canadian Dollar	10/03/11	$290,932	$286,287	$4,645
UBS AG	76,000	Euro	10/19/11	107,398	101,810	5,588
UBS AG	5,432,950	Mexican Peso	11/18/11	400,000	390,037	9,963

				798,330	778,134	20,196

				$34,856,243	$33,726,242	$1,130,001

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at September 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
102	S&P 500 E Mini Index	12/16/11	$5,742,600	$(372,044)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
NASDAQ-100 Fund
BUYS
7	NASDAQ 100 E Mini Index	12/16/11	$298,830	$(18,688)

PIMCO Total Return Fund
BUYS
12	90 Day Eurodollar	12/19/11	$2,984,100	$(441)
26	U.S. Treasury Note 10 Year	12/20/11	3,382,438	14,727
225	90 Day Eurodollar	3/19/12	55,918,125	157,895
275	90 Day Eurodollar	6/18/12	68,344,375	268,971
33	90 Day Eurodollar	9/17/12	8,202,150	10,911
68	90 Day Eurodollar	12/17/12	16,900,550	49,151
190	90 Day Eurodollar	3/18/13	47,215,000	142,262
198	90 Day Eurodollar	6/17/13	49,168,350	252,502
67	90 Day Eurodollar	9/16/13	16,619,350	89,344
21	90 Day Eurodollar	12/16/13	5,200,387	46,014
17	90 Day Eurodollar	3/17/14	4,203,037	44,581
3	90 Day Eurodollar	6/16/14	740,363	8,632

				$1,084,549

Small Cap Index Fund
BUYS
12	Russell 2000 Mini Index	12/16/11	$769,800	$(35,986)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring,

Notes to Portfolio of Investments (Unaudited) (Continued)

obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,400,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	$(86,851)	$170,050	$83,199
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(9,468)	(2,308)	(11,776)
1,500,000	USD	12/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(97,495)	192,000	94,505
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(52,390)	(7,163)	(59,553)
800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: A)**	(78,162)	(28,502)	(106,664)
100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: A)**	(10,056)	(3,277)	(13,333)
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(31,981)	(5,308)	(37,289)
1,100,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(38,852)	(1,593)	(40,445)
1,600,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(71,416)	20,780	(50,636)
700,000	USD	6/20/16	Barclays Bank PLC	Sell***	5.000%	CDX.EM.15 (PIMCO Rating: BA+)**	(43,061)	91,300	48,239
100,000	USD	9/20/16	Barclays Bank PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(804)	(6,114)	(6,918)
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(17,462)	(19,146)	(36,608)

							(537,998)	400,719	(137,279)

11,200,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	CDX.NA.IG.16 (PIMCO Rating: BAA+)**	(118,825)	(45,166)	(163,991)
800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(28,251)	(1,164)	(29,415)

							(147,076)	(46,330)	(193,406)

100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(1,540)	2,302	762
600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(13,391)	(22,592)	(35,983)
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	(5,938)	(1,685)	(7,623)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(17,350)	(24,295)	(41,645)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(21,130)	(30,927)	(52,057)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: A)**	(50,060)	(16,605)	(66,665)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: A)**	(38,836)	(14,496)	(53,332)
1,000,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(18,447)	(50,737)	(69,184)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(10,706)	(1,414)	(12,120)

							(177,398)	(160,449)	(337,847)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BA+)**	$(11,115)	$(3,707)	$(14,822)
100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(3,436)	(609)	(4,045)
300,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(12,017)	1,632	(10,385)

							(26,568)	(2,684)	(29,252)

1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(37,946)	(40,017)	(77,963)
600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Japan Government (PIMCO Rating: AA-)**	(16,113)	6,663	(9,450)
800,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: A)**	(77,808)	(28,856)	(106,664)

							(131,867)	(62,210)	(194,077)

700,000	USD	9/20/16	UBS AG	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(27,866)	3,634	(24,232)
100,000	USD	9/20/16	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BA+)**	(5,833)	(1,578)	(7,411)
1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(36,011)	(4,388)	(40,399)

							(69,710)	(2,332)	(72,042)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
600,000	EUR	9/21/18	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 2.500%	$21,533	$(10,089)	$11,444
900,000	EUR	9/21/21	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 3.000%	40,513	8,169	48,682
2,300,000	EUR	9/21/21	Barclays Bank PLC	6-Month EUR-EURIBOR	Fixed 3.500%	248,755	12,310	261,065
600,000	GBP	3/21/22	Barclays Bank PLC	6-Month GBP-LIBOR-BBA	Fixed 3.000%	10,865	10,692	21,557

						321,666	21,082	342,748

1,200,000	EUR	9/18/14	Credit Suisse Securities LLC	6-Month EUR-EURIBOR	Fixed 1.750%	642	(602)	40
300,000	EUR	9/21/21	Credit Suisse Securities LLC	6-Month EUR-EURIBOR	Fixed 3.500%	34,761	(709)	34,052
500,000	USD	12/21/41	Credit Suisse Securities LLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	(140,276)	6,125	(134,151)

						(104,873)	4,814	(100,059)

3,100,000	USD	9/19/13	Goldman Sachs & Co.	United States Federal Fund Effective Rate	Fixed 0.500%	13,495	(3,162)	10,333
600,000	USD	9/19/14	Goldman Sachs & Co.	United States Federal Fund Effective Rate	Fixed 1.000%	3,871	(2,562)	1,309
2,200,000	EUR	9/21/21	Goldman Sachs & Co.	6-Month EUR-EURIBOR	Fixed 3.500%	280,556	(30,841)	249,715

						297,922	(36,565)	261,357

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (continued)
Interest Rate Swaps (continued)
700,000	USD	6/15/41	JP Morgan Chase Bank	Fixed 4.250%	3-Month USD-LIBOR-BBA	$(203,867)	$(24,682)	$(228,549)

300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(107,260)	9,310	(97,950)
300,000	USD	12/21/41	Royal Bank of Scotland PLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	(81,091)	600	(80,491)

						(188,351)	9,910	(178,441)

EUR	Euro
GBP	British Pound
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and Goldman Sachs & Co. amounted to $140,000 and $280,000 in cash, respectively, at September 30, 2011; and collateral for swap agreements held by Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $264,585, $259,998, $838,311, $561,983, and $259,974 in securities, respectively, at September 30, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at September 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
1,000,000	12/21/11	Eurodollar Call, Strike 0.82*	$1,400	$407
1,500,000	12/21/11	Eurodollar Call, Strike 0.80**	1,725	513
700,000	12/21/11	Eurodollar Call, Strike 0.84**	875	337
37,500	3/19/12	Eurodollar Futures Put, Strike 99.00	12,285	3,187
6,500,000	10/11/11	Interest Rate Swaption USD 5 Year Put, Strike 1.80*	5,864	3
2,100,000	10/11/11	Interest Rate Swaption USD 1 Year Call, Strike TBD***	11,088	7,845
500,000	10/11/11	Interest Rate Swaption USD 1 Year Call, Strike TBD**	2,540	1,868
1,300,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65***	2,665	465
3,900,000	11/14/11	Interest Rate Swaption USD 10 Year Put, Strike 3.75****	54,015	73
5,800,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00****	11,600	336
15,600,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00***	23,400	905
1,000,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	6,325	139
2,800,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70****	39,690	38,521
4,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25***	24,327	1,634
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00***	8,558	1,911
1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75****	6,795	895

			$213,152	$59,039

*	OTC traded option counterparty Credit Suisse Securities LLC.
**	OTC traded option counterparty JP Morgan Chase Bank.
***	OTC traded option counterparty Goldman Sachs & Co.
****	OTC traded option counterparty Royal Bank of Scotland PLC.

Transactions in written option contracts during the period ended September 30, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	12,300,044	$85,451
Options written	83,600,749	636,550
Options terminated in closing purchase transactions	(45,800,778)	(508,849)

Options outstanding at September 30, 2011	50,100,015	$213,152

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Asset Allocation Fund and PIMCO Total Return Fund had dollar roll transactions at September 30, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2011, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2011:

Description	Value
PIMCO Total Return Fund
Agreement with JP Morgan Chase Bank, dated 9/20/11, 0.450%, to be repurchased on demand until 9/16/13 at value plus accrued interest.	$108,150

Average balance outstanding	$271,388
Maximum balance outstanding	$1,301,650
Average interest rate	(0.41)%
Weighted average maturity	76 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$60,945,459	$3,357,411	$(1,100,106)	$2,257,305
American Funds Core Allocation Fund	294,464,851	28,015,238	-	28,015,238
American Funds Growth Fund	39,086,478	3,363,390	-	3,363,390
American Funds International Fund	29,615,649	-	(505,840)	(505,840)
Asset Allocation Fund	124,934,066	11,130,970	(8,171,136)	2,959,834
Balanced Allocation Fund	330,285,604	20,482,481	(2,152,499)	18,329,982
Blue Chip Growth Fund	277,353,752	59,597,243	(20,004,972)	39,592,271
Concentrated Growth Fund	86,790,862	8,866,931	(11,730,106)	(2,863,175)
Conservative Allocation Fund	314,989,771	6,929,705	(4,370,516)	2,559,189
Emerging Growth Fund	11,392,122	1,369,509	(2,200,711)	(831,202)
Equity Income Fund	509,444,422	41,258,720	(57,912,199)	(16,653,479)
Equity Index Fund	251,505,085	64,119,568	(49,770,191)	14,349,377
Foreign Fund	347,459,806	15,548,871	(84,938,457)	(69,389,586)
Fundamental Value Fund	164,272,535	3,402,658	(18,203,628)	(14,800,970)
Global Fund	86,021,431	12,197,817	(5,758,765)	6,439,052
Growth Allocation Fund	1,068,650,075	115,976,887	(5,289,240)	110,687,647
Growth & Income Fund	118,805,996	10,314,253	(9,891,356)	422,897
Income & Growth Fund	66,843,570	6,916,826	(2,788,243)	4,128,583
Large Cap Growth Fund	152,807,325	14,075,068	(15,612,952)	(1,537,884)
Large Cap Value Fund	188,804,040	21,535,074	(18,414,165)	3,120,909
Mid Cap Growth Fund	271,901,184	51,592,797	(23,920,397)	27,672,400
Mid Cap Value Fund	415,138,994	6,466,839	(55,864,860)	(49,398,021)
Moderate Allocation Fund	978,622,154	68,183,807	(8,327,167)	59,856,640
NASDAQ-100 Fund	10,906,842	2,264,850	(964,820)	1,300,030
PIMCO Total Return Fund	280,965,317	3,624,844	(6,244,169)	(2,619,325)
Small Cap Growth Equity Fund	230,371,065	19,739,417	(37,126,470)	(17,387,053)
Small Cap Index Fund	42,141,084	4,347,022	(10,962,429)	(6,615,407)
Small Company Value Fund	85,961,546	15,952,425	(8,052,822)	7,899,603
Small/Mid Cap Value Fund	169,380,827	7,026,461	(28,266,841)	(21,240,380)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	659,236	116,788	66,121	709,903	$7,368,792	$3,054	$-	$301,660
MML Concentrated Growth Fund, Class I	260,525	29,945	14,341	276,129	1,764,465	12,513	-	(6,680)
MML Equity Fund, Initial Class	223,969	59,625	22,779	260,815	4,354,422	79,382	-	2,002
MML Equity Income Fund, Initial Class	717,373	123,855	77,090	764,138	6,273,575	118,925	-	43,829

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (continued)
MML Foreign Fund, Initial Class	277,653	65,217	26,834	316,036	$2,430,314	$52,498	$-	$53,460
MML Fundamental Value Fund, Class II	363,461	260,670	46,933	577,198	5,535,331	-	7,342	82,227
MML Global Fund, Class I	298,646	69,590	36,609	331,627	2,457,357	26,525	-	94,956
MML High Yield Fund, Class II	58,879	28,570	33,300	54,149	527,411	19,016	-	28,487
MML Income & Growth Fund, Initial Class	-	25,276	-	25,276	193,612	-	-	-
MML Inflation-Protected and Income Fund, Initial Class	122,223	65,369	81,794	105,798	1,211,388	49,421	-	50,569
MML Large Cap Growth Fund, Initial Class	365,902	71,396	54,048	383,250	3,556,563	8,417	-	62,366
MML Managed Bond Fund, Initial Class	122,881	23,528	26,046	120,363	1,575,925	21,738	26,418	14,860
MML Mid Cap Growth Fund, Initial Class	382,936	74,549	42,728	414,757	4,520,846	-	-	79,303
MML Mid Cap Value Fund, Initial Class	378,963	88,540	38,890	428,613	3,896,094	88,006	-	55,237
MML PIMCO Total Return Fund, Class II	176,366	120,238	148,814	147,790	1,474,939	1,830	-	2,191
MML Short-Duration Bond Fund, Class II	169,625	68,348	136,105	101,868	1,045,165	11,854	10,411	29,698
MML Small Cap Growth Equity Fund, Initial Class	140,215	51,860	12,761	179,314	2,549,680	-	118,932	41,100
MML Small Company Value Fund, Class II	190,180	42,081	16,295	215,966	3,101,271	-	48,050	74,542
MML Small/Mid Cap Equity Fund, Initial Class	69,330	14,018	14,972	68,376	536,024	2,124	-	66,616
MML Strategic Emerging Markets Fund, Class II	-	2,983	-	2,983	28,701	-	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	47,734	12,122	2,626	57,230	2,070,579	6,868	-	19,821
Oppenheimer Global Securities Fund, Non-Service Shares*	61,576	16,014	6,338	71,252	1,835,448	23,119	-	68,912
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	168,364	81,930	118,255	132,039	697,165	40,423	15,539	52,570
Oppenheimer International Growth Fund, Non-Service Shares*	2,342,129	533,249	315,807	2,559,571	4,197,697	42,143	-	188,745

					$63,202,764	$607,856	$226,692	$1,406,471

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,279,412	136,098	167,658	2,247,852	$23,332,702	$9,707	$-	$848,960
MML Concentrated Growth Fund, Class I	682,376	4,195	62,871	623,700	3,985,443	28,315	-	175,875
MML Equity Fund, Initial Class	758,705	103,227	52,712	809,220	13,510,305	247,500	-	341,143
MML Equity Income Fund, Initial Class	2,820,690	361,298	469,387	2,712,601	22,270,457	423,385	-	1,542,057
MML Foreign Fund, Initial Class	799,940	139,895	64,777	875,058	6,729,198	143,880	-	134,665
MML Fundamental Value Fund, Class II	1,293,691	697,907	15,520	1,976,078	18,950,586	-	25,259	7,089
MML Global Fund, Class I	858,916	129,274	71,281	916,909	6,794,297	71,517	-	194,567
MML High Yield Fund, Class II	868,755	132,697	107,559	893,893	8,706,514	350,292	-	66,731
MML Income & Growth Fund, Initial Class	-	82,723	-	82,723	633,655	-	-	-
MML Inflation-Protected and Income Fund, Initial Class	1,326,606	253,760	645,246	935,120	10,707,124	551,612	-	1,106,407
MML Large Cap Growth Fund, Initial Class	1,064,023	186,054	160,267	1,089,810	10,113,436	24,200	-	137,927
MML Managed Bond Fund, Initial Class	5,580,370	311,766	275,929	5,616,207	73,533,356	1,074,544	1,330,806	190,583

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions		Net Realized Gain (Loss)
Balanced Allocation Fund (continued)
MML Mid Cap Growth Fund, Initial Class	967,953	151,528	73,324	1,046,157	$11,403,112	$-	$-		$259,753
MML Mid Cap Value Fund, Initial Class	1,087,098	153,771	80,389	1,160,480	10,548,768	239,252	-		163,254
MML Money Market Fund, Initial Class	50,684	1	-	50,685	50,636	1	0	†	-
MML PIMCO Total Return Fund, Class II	2,146,099	1,313,617	78,769	3,380,947	33,741,853	41,546	-		5,032
MML Short-Duration Bond Fund, Class II	2,936,140	449,596	454,413	2,931,323	30,075,372	270,730	237,745		130,052
MML Small Cap Growth Equity Fund, Initial Class	414,702	106,725	37,696	483,731	6,878,209	-	324,152		251,514
MML Small Company Value Fund, Class II	446,052	64,814	39,044	471,822	6,775,358	-	105,352		188,768
MML Small/Mid Cap Equity Fund, Initial Class	406,497	18,355	76,030	348,822	2,734,531	10,339	-		266,908
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	170,819	561	12,063	159,317	5,764,092	23,666	-		197,807
Oppenheimer Global Securities Fund, Non-Service Shares*	341,306	65,594	27,946	378,954	9,761,851	124,725	-		343,985
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,973,416	695,197	537,316	4,131,297	21,813,247	757,525	291,205		671,372
Oppenheimer International Growth Fund, Non-Service Shares*	5,559,845	866,644	449,974	5,976,515	9,801,484	96,484	-		326,248

					$348,615,586	$4,489,220	$2,314,519		$7,550,697

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,568,488	276,128	311,375	1,533,241	$15,915,039	$6,631	$-		$1,421,922
MML Concentrated Growth Fund, Class I	472,301	17,086	121,582	367,805	2,350,273	16,911	-		248,957
MML Equity Fund, Initial Class	465,793	162,442	83,240	544,995	9,098,939	167,646	-		555,815
MML Equity Income Fund, Initial Class	2,116,781	670,643	717,064	2,070,360	16,997,653	323,622	-		2,617,733
MML Foreign Fund, Initial Class	672,297	252,589	125,231	799,655	6,149,345	129,282	-		224,394
MML Fundamental Value Fund, Class II	900,301	733,309	179,498	1,454,112	13,944,937	-	18,405		27,159
MML Global Fund, Class I	756,595	217,520	138,869	835,246	6,189,176	64,265	-		343,096
MML High Yield Fund, Class II	880,170	181,193	93,905	967,458	9,423,040	327,596	-		75,491
MML Income & Growth Fund, Initial Class	-	115,757	-	115,757	886,700	-	-		-
MML Inflation-Protected and Income Fund, Initial Class	1,356,296	369,384	639,132	1,086,548	12,440,973	554,987	-		979,578
MML Large Cap Growth Fund, Initial Class	765,936	303,545	222,161	847,320	7,863,133	17,934	-		189,349
MML Managed Bond Fund, Initial Class	5,944,671	644,006	783,171	5,805,506	76,011,860	1,095,307	1,361,847		618,072
MML Mid Cap Growth Fund, Initial Class	552,436	155,264	121,327	586,373	6,391,462	-	-		782,302
MML Mid Cap Value Fund, Initial Class	935,750	265,160	149,164	1,051,746	9,560,375	214,917	-		648,116
MML Money Market Fund, Initial Class	67,158	2	-	67,160	67,095	1	1		-
MML PIMCO Total Return Fund, Class II	2,245,472	2,065,637	163,642	4,147,467	41,391,719	51,237	-		9,313
MML Short-Duration Bond Fund, Class II	2,729,666	775,865	262,287	3,243,244	33,275,686	249,690	216,692		52,055

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (continued)
MML Small Cap Growth Equity Fund, Initial Class	173,810	117,539	62,605	228,744	$3,252,531	$-	$150,955	$334,334
MML Small Company Value Fund, Class II	367,303	133,247	76,189	424,361	6,093,819	-	94,224	352,673
MML Small/Mid Cap Equity Fund, Initial Class	331,325	41,845	131,754	241,416	1,892,542	7,208	-	377,570
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	104,974	2,894	22,302	85,566	3,095,762	12,717	-	134,995
Oppenheimer Global Securities Fund, Non-Service Shares*	198,983	69,116	41,459	226,640	5,838,252	65,217	-	634,257
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,928,258	1,149,213	611,473	4,465,998	23,580,471	727,586	279,696	503,202
Oppenheimer International Growth Fund, Non-Service Shares*	3,550,624	738,157	728,916	3,559,865	5,838,178	56,015	-	617,914

					$317,548,960	$4,088,769	$2,121,820	$11,748,297

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	12,108,300	419,435	594,582	11,933,153	$123,866,129	$51,398	$-	$3,025,316
MML Concentrated Growth Fund, Class I	4,578,616	29,589	165,497	4,442,708	28,388,905	199,723	-	75,811
MML Equity Fund, Initial Class	4,223,305	174,693	124,111	4,273,887	71,354,532	1,300,231	-	37,413
MML Equity Income Fund, Initial Class	14,053,293	1,133,315	1,248,421	13,938,187	114,432,514	2,167,920	-	1,188,027
MML Foreign Fund, Initial Class	4,285,940	364,014	199,751	4,450,203	34,222,064	756,115	-	418,850
MML Fundamental Value Fund, Class II	5,376,391	1,174,558	70,514	6,480,435	62,147,369	-	83,532	34,831
MML Global Fund, Class I	4,644,460	263,500	236,190	4,671,770	34,617,816	379,615	-	622,807
MML High Yield Fund, Class II	2,124,287	267,502	224,411	2,167,378	21,110,266	852,076	-	149,805
MML Income & Growth Fund, Initial Class	-	42,130	-	42,130	322,714	-	-	-
MML Inflation-Protected and Income Fund, Initial Class	2,652,102	431,234	942,738	2,140,598	24,509,842	1,105,593	-	1,563,208
MML Large Cap Growth Fund, Initial Class	6,025,075	325,307	278,169	6,072,213	56,350,132	142,602	-	323,050
MML Managed Bond Fund, Initial Class	9,241,017	354,294	1,398,233	8,197,078	107,324,873	1,797,543	2,219,736	1,143,695
MML Mid Cap Growth Fund, Initial Class	5,459,474	205,455	250,561	5,414,368	59,016,615	-	-	388,951
MML Mid Cap Value Fund, Initial Class	6,607,832	245,598	300,016	6,553,414	59,570,536	1,367,552	-	461,419
MML Money Market Fund, Initial Class	158,873	5	-	158,878	158,723	3	2	-
MML PIMCO Total Return Fund, Class II	3,920,769	1,745,937	459,857	5,206,849	51,964,349	65,045	-	76,858
MML Short-Duration Bond Fund, Class II	6,602,842	701,828	557,084	6,747,586	69,230,234	602,937	535,676	150,528
MML Small Cap Growth Equity Fund, Initial Class	2,168,417	325,412	112,499	2,381,330	33,860,301	-	1,611,937	1,039,279
MML Small Company Value Fund, Class II	3,213,305	84,052	137,618	3,159,739	45,373,857	-	715,066	664,194
MML Small/Mid Cap Equity Fund, Initial Class	1,476,068	17,471	192,388	1,301,151	10,200,154	38,640	-	937,985
MML Strategic Emerging Markets Fund, Class II	-	3,877	-	3,877	37,299	-	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	954,235	3,220	30,476	926,979	33,538,102	135,887	-	425,552

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund (continued)
Oppenheimer Global Securities Fund, Non-Service Shares*	1,269,361	142,262	65,869	1,345,754	$34,666,627	$471,362	$-	$811,622
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,463,298	901,612	1,200,243	6,164,667	32,549,443	1,259,633	484,223	1,341,967
Oppenheimer International Growth Fund, Non-Service Shares*	41,402,584	3,405,862	1,805,808	43,002,638	70,524,326	737,594	-	1,195,935

					$1,179,337,722	$13,431,469	$5,650,172	$16,077,103

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,803,107	936,073	284,521	8,454,659	$87,759,365	$36,315	$-	$1,481,602
MML Concentrated Growth Fund, Class I	2,678,387	17,107	125,897	2,569,597	16,419,728	115,476	-	366,970
MML Equity Fund, Initial Class	3,103,730	170,088	253,648	3,020,170	50,423,137	916,113	-	(17,499)
MML Equity Income Fund, Initial Class	9,233,282	1,400,572	924,176	9,709,678	79,716,459	1,506,714	-	2,120,486
MML Foreign Fund, Initial Class	3,429,826	631,943	117,262	3,944,507	30,333,257	657,696	-	222,543
MML Fundamental Value Fund, Class II	3,499,114	1,693,651	50,993	5,141,772	49,309,589	-	65,389	17,964
MML Global Fund, Class I	2,549,705	386,399	117,969	2,818,135	20,882,383	220,205	-	300,037
MML High Yield Fund, Class II	2,160,608	397,761	164,948	2,393,421	23,311,917	897,946	-	116,827
MML Income & Growth Fund, Initial Class	-	222,568	-	222,568	1,704,875	-	-	-
MML Inflation-Protected and Income Fund, Initial Class	3,023,495	1,210,402	1,509,774	2,724,123	31,191,211	1,470,417	-	2,455,699
MML Large Cap Growth Fund, Initial Class	3,704,163	767,522	114,675	4,357,010	40,433,056	98,018	-	121,007
MML Managed Bond Fund, Initial Class	12,576,096	773,027	1,363,123	11,986,000	156,933,469	2,447,279	3,020,663	1,416,323
MML Mid Cap Growth Fund, Initial Class	3,671,071	471,205	126,481	4,015,795	43,772,163	-	-	185,803
MML Mid Cap Value Fund, Initial Class	3,089,803	764,228	124,692	3,729,339	33,899,687	765,971	-	170,124
MML Money Market Fund, Initial Class	137,401	4	-	137,405	137,271	2	2	-
MML PIMCO Total Return Fund, Class II	4,929,287	4,379,277	605,416	8,703,148	86,857,416	107,411	-	98,315
MML Short-Duration Bond Fund, Class II	7,314,449	1,616,155	310,248	8,620,356	88,444,856	717,118	625,267	86,712
MML Small Cap Growth Equity Fund, Initial Class	1,114,821	341,584	59,301	1,397,104	19,865,519	-	929,706	520,656
MML Small Company Value Fund, Class II	1,899,936	216,187	70,704	2,045,419	29,372,219	-	457,831	300,480
MML Small/Mid Cap Equity Fund, Initial Class	1,156,985	63,231	132,600	1,087,616	8,526,180	31,977	-	633,839
MML Strategic Emerging Markets Fund, Class II	-	12,013	-	12,013	115,561	-	-	-
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	552,765	1,854	24,092	530,527	19,194,464	78,259	-	249,148
Oppenheimer Global Securities Fund, Non-Service Shares*	981,811	231,005	45,018	1,167,798	30,082,466	364,404	-	532,030
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	8,700,187	2,013,692	1,419,197	9,294,682	49,075,921	1,741,018	669,275	1,533,263

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 9/30/11	Value as of 9/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (continued)
Oppenheimer International Growth Fund, Non-Service Shares*	21,349,832	4,285,679	808,300	24,827,211	$40,716,625	$378,364	$-	$599,484

					$1,038,478,794	$12,550,703	$5,768,133	$13,511,813

*	Fund advised by OppenheimerFunds, Inc.
†	Amount is less than $0.50.

5.	Legal Proceedings

On December 7, 2010, Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 11/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 11/22/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 11/22/11